                                                                  Registration
                                                                 No. 333-32108
                                                            File No. 811-09845

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No. __                                             [ ]

Post-Effective Amendment No. 9                                             [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

Amendment No. 12

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                    OPPENHEIMER EMERGING TECHNOLOGIES FUND
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
      [ ] immediately upon filing pursuant to paragraph (b)
      [X] on February 28, 2007 pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] on _______________ pursuant to paragraph (a)(1)
      [ ] 75 days after filing pursuant to paragraph (a)(2)
      [ ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [ ] this post-effective  amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Emerging Technologies Fund

 Prospectus dated February 28, 2007

                                         Oppenheimer Emerging Technologies
                                         Fund is a mutual fund that seeks
                                         long-term capital appreciation to
                                         make your investment grow. It
                                         emphasizes investments in common
                                         stocks of U.S. and foreign companies
                                         expected to benefit in the long term
                                         from emerging technologies.

                                            This prospectus contains
                                         important information about the
                                         Fund's investment objective, its
                                         policies, strategies and risks. It
                                         also contains important information
                                         about how to buy and sell shares of
                                         the Fund and other account features.
                                         Please read this prospectus
                                         carefully before you invest and keep
 As with all mutual funds, the           it for future reference about your
 Securities and Exchange Commission      account.
 has not approved or disapproved
 the Fund's securities nor has it
 determined that this prospectus is
 accurate or complete. It is a
 criminal offense to represent
 otherwise.

CONTENTS

                    ABOUT THE FUND

                    The Fund's Investment Objective and Principal Investment
                    Strategies
                    Main Risks of Investing in the Fund
                    The Fund's Past Performance
                    Fees and Expenses of the Fund
                    About the Fund's Investments
                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares
                    Class Y Shares

                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website
                    Retirement Plans

                    How to Sell Shares
                    By Mail
                    By Telephone

                    How to Exchange Shares
                    Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes
                    Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks long-term capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in the common stocks of U.S. and foreign technology companies believed by the investment manager, OppenheimerFunds, Inc. (the "Manager"), to have significant growth potential. The Fund invests in companies without regard to a specific market capitalization range. Under normal market conditions, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in common stocks that the Manager believes will benefit from emerging technology. The Fund considers an emerging technology to be new technology or a significant improvement or enhancement of existing technology. For these purposes, an emerging technology company is defined as a company using, producing and/or developing emerging technology products, processes and/or services. The Fund may invest a significant amount of its assets in initial public offerings (IPOs) of certain emerging technology companies. The Fund may invest up to 15% of its assets in private placement or illiquid securities. The Fund's current focus includes companies involved in:
o     digital consumer appliances
o     computer upgrades
o     defense-related electronics
o     enterprise and internet system security
o     medical technology
o     biotechnology drug development
o     wireless phone equipment

      The types of companies the Manager considers to be emerging technology companies can be expected to change over time as developments in technology occur.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? The
portfolio manager uses fundamental analysis, relying on internal and external research and analysis, to look for potentially high-growth emerging technology companies. A growth company or stock is one that is expected by the portfolio manager to experience rapid growth from strong sales, strong management and/or dominant market positions. The portfolio manager may consider a company's financial statements, interviews with management or an analysis of a company's operations and product developments. He may also evaluate research on particular industries, market trends and general economic conditions. The portfolio manager focuses on factors that may vary in particular cases and over time. Currently, he looks for:
      o  Companies with a track record of strong revenue;
      o  Companies with potentially strong revenue and earnings growth;
      o  Companies in their early growth phase having the potential to be market leaders; and/or
      o  Established companies that are well-positioned to take advantage of advances in the technology and related sectors.

      The portfolio manager employs a disciplined approach in deciding whether to sell particular portfolio securities. This approach may change over time. If a particular stock exhibits a material decrease in revenue and earnings growth, the portfolio manager will consider selling the stock. In addition, if the reason that the portfolio manager originally purchased the stock of a particular company materially changes, then he may also decide to sell the stock. The Fund is not required to dispose of the securities of companies that are no longer considered emerging technology companies after they have been purchased.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking long-term capital appreciation. Those investors should be willing to assume the greater risks of share price fluctuations that are typical for an aggressive growth fund focusing on the stocks of emerging technology companies. The Fund does not seek income and the income from its investments will likely be small, so it is not designed for investors needing current income. Because of its focus on long-term capital appreciation, the Fund may be appropriate for those investors with a longer investment time horizon, and may be appropriate for a portion of a retirement plan investment. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have some degree of risk. The Fund's investments are subject to changes in their value from a number of factors some of which are described below. There is also the risk that poor security selection by the
Fund's Manager will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price and their short-term volatility at times may be great. Because the Fund invests primarily in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.
Prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may also behave differently from each other. Securities in the Fund's portfolio may not increase as much as the market as a whole. Some securities may not be actively traded, and therefore, may not be readily bought or sold. Although at times some of the
Fund's investments may appreciate in value rapidly, investors should not expect that most of the Fund's investments will appreciate rapidly.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Risks of Growth Stocks. Growth stocks may at times be favored by the market and at other times may be out of favor. Stocks of growth companies, particularly newer companies, may offer opportunities for greater capital appreciation but may be more volatile than stocks of larger, more established companies. These stocks may also have greater risk of price volatility if the company's earnings growth or stock price fails to increase as expected.

INDUSTRY AND SECTOR FOCUS. At times the Fund may also increase the relative emphasis of its investments in a particular technology industry or sector.
The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the
Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate to a greater degree in response to events affecting that industry or sector.

RISKS OF INVESTING IN TECHNOLOGY COMPANIES. The value of the Fund's shares is particularly vulnerable to risks affecting technology companies and/or companies having investments in technology. The technology sector historically has had greater stock price fluctuation as compared to the general market. For example, the Manager believes that in recent years unrealistically high investor optimism about some technology stocks, particularly Internet and communications stocks, has resulted in significant price increases of those stocks relative to the earnings of the issuer, with little or no fundamental economic basis. This factor makes those stocks subject to even greater risks of loss.

     By focusing on the technology sector of the stock market rather than a broad spectrum of companies, the Fund's share price will be particularly sensitive to market and economic events that affect those technology companies. The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector. This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations.

SPECIAL RISKS OF MID-SIZE AND SMALL-CAP STOCKS. The Fund may invest in the stocks of mid-size and smaller capitalization companies. While these companies may offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations. Mid-size and small capitalization companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling stocks of those issuers at an acceptable price, especially during periods of market volatility. That factor increases the potential for losses to the Fund. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a mid or small capitalization company, if it realizes any gain at all.

SPECIAL RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). The Fund has no limit on the amount of its assets that can be invested in IPOs. By definition, securities issued in IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include, among others, the fact that there may be only a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility.
The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

RISKS OF FOREIGN INVESTING. The Fund has no limit on the amount of its assets that can be invested in foreign securities. While foreign securities may offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements applicable to U.S. companies. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S.
or abroad, or other political and economic factors. Securities in underdeveloped countries may be more difficult to sell and their prices may be more volatile.  These risks could cause the prices of foreign stocks to fall and could therefore depress the Fund's share prices.

Additionally, if the Fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of the New York Stock Exchange (the "NYSE") that day, when the
Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the
Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, and the imposition of redemption fees, may help deter those activities.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the expected overall risk profile of the Fund and can affect the value of the
Fund's investments, its investment performance and its prices per share.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

Technology stocks can be very volatile. Accordingly, the price of the Fund's shares can go up and down substantially. The Fund generally will not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. In the OppenheimerFunds complex, the Fund is considered an aggressive fund, designed for investors willing to assume greater risks in the search for potentially higher returns. It is considered likely to be subject to greater fluctuations in its share prices than funds that are less specialized in the technology sector, or funds that focus on both stocks and bonds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the full calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index and a secondary index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The
Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

            Annual Total Returns (Class A) (as of 12/31 each year)
  [See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.

For the period from 1/1/06  through  12/31/06,  the  cumulative  return before taxes for Class A shares of the Fund was 7.22%.

During the period shown in the bar chart,  the highest return (not annualized)
before  taxes for a calendar  quarter was 33.33% (2nd Qtr `03 ) and the lowest return (not  annualized)  before taxes for a calendar quarter was -38.55% (3rd
Qtr `01).

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Average Annual Total Returns       1 Year         5 Years          10 Years
for the periods ended December                                    (or life of
31, 2006                                                        class, if less)

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Class A Shares (inception

4/25/00)                           1.05%          -5.12%            -16.64%
Return Before Taxes                1.05%          -5.14%            -16.65%
Return After Taxes on
Distributions                      0.68%          -4.28%            -12.75%
Return After Taxes on
Distributions and Sale of Fund
Shares

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Class B Shares (inception          1.41%          -5.12%            -16.53%
4/25/00)

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Class C Shares (inception          5.41%          -4.73%            -16.53%
4/25/00)

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Class N Shares (inception                                           -12.13%
3/1/01)                            5.94%          -4.20%

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Class Y Shares (inception                                           -15.35%
4/25/00)                           7.67%          -3.39%

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Lipper Science & Technology                                       -11.60%[1]
Index (reflects no deduction                                       -3.09%[2]
for fees, expenses or taxes)       6.73%           0.76%

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S&P 500 Index (reflects no         15.78%          6.18%           1.30%[1]
deduction for fees, expenses                                       4.10%[2]
or taxes)

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(1)   From 4/30/00.
(2)   From 2/28/01.

The Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the contingent  deferred  sales  charge of 5% (1-year) and 2%  (5-years);  and for
Class C and Class N, the 1%  contingent  deferred  sales charge for the 1-year period.  There is no sales charge for Class Y shares.  Because  Class B shares convert to Class A shares 72 months after  purchase,  Class B  "life-of-class"
performance  does not include any  contingent  deferred  sales charge and uses
Class A performance for the period after  conversion.  The returns measure the performance  of a  hypothetical  account  and assume  that all  dividends  and capital gains  distributions  have been reinvested in additional  shares.  The performance  of the Fund's Class A shares is compared to the Lipper  Science &
Technology  Index,  a  composite  performance  of the 30 largest  science  and technology  mutual funds, as categorized by Lipper Analytical  Services,  Inc.
and the S&P 500  Index,  an  unmanaged  index of equity  securities  that is a measure  of  the  general  domestic  stock  market.  The  indices  performance includes  reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the indices.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended October 31,
2006.

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Shareholder Fees (charges paid directly from your investment):

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--------------------------------------------------------------------------------
                                Class A   Class B   Class C  Class N    Class Y
                                Shares    Shares    Shares    Shares    Shares
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Maximum Sales Charge (Load) on    5.75%     None     None      None      None
purchases (as % of offering
price)
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Maximum Deferred Sales Charge
(Load) (as % of the lower of
the original offering price or   None(1)   5%(2)     1%(3)     1%(4)     None
redemption proceeds)
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Redemption Fee (as a
percentage of total redemption    2.00%    2.00%     2.00%     2.00%    2.00%
proceeds)(5)
--------------------------------------------------------------------------------

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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                Class A   Class B   Class C  Class N    Class Y
                                Shares    Shares    Shares    Shares    Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Management Fees                 0.90%     0.90%     0.90%      0.90%     0.90%

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Distribution and/or Service                                              None
(12b-1) Fees                    0.24%     1.00%     1.00%      0.50%

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--------------------------------------------------------------------------------

Other Expenses                  0.92%     0.93%     0.79%      0.66%     0.08%

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--------------------------------------------------------------------------------
Total Annual Operating

Expenses                        2.06%     2.83%     2.69%      2.06%     0.98%

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Expenses may vary in future years.  "Other  expenses"  include  transfer agent fees,  custodial  fees,  and accounting and legal expenses that the Fund pays.
The "Other  Expenses" in the table are based on, among other things,  the fees the Fund  would  have paid if the  transfer  agent had not waived a portion of its fee  under a  voluntary  undertaking  to the Fund to limit  these  fees to
0.35% of  average  daily net  assets per  fiscal  year for all  classes.  That undertaking  may be amended or  withdrawn at any time.  After the waiver,  the actual "Other Expenses" and "Total Annual  Operating  Expenses" as percentages of average  daily net  assets  were  respectively  0.48% and 1.62% for Class A shares,  0.49%  and  2.39%  for  Class B  shares,  0.46% and 2.36% for Class C shares,  and 0.41% and 1.81% for Class N shares.  Class Y shares were the same as shown above.

Effective  January  1,  2006,  the  Manager  voluntarily  agreed to reduce its advisory fee rate during the year ending  December 31, 2006.  For any calendar quarter that the Fund's trailing  12-month total return  performance is in the fifth  quintile of the Fund's  Lipper  peer group,  measured at the end of the prior  calendar  quarter,  the  advisory  fee will be  reduced by 0.10% of the
Fund's  average  daily net assets.  For any  calendar  quarter that the Fund's trailing  12-month total return  performance is in the fourth  quintile of the
Fund's Lipper peer group,  measured at the end of the prior calendar  quarter, the  advisory  fee will be reduced by 0.05% of the  Fund's  average  daily net assets.  However,  if at the end of the  prior  calendar  quarter  the  Fund's trailing  total  return  performance  has  improved  to the  third  or  higher quintile of the Fund's Lipper peer group,  the advisory fee reduction  will be terminated.  During the year ended October 31, 2006,  the Manager  voluntarily waived  management  fees in the amount of $38,248.  The advisory fee reduction is a  voluntary  undertaking  by the  Manager  and  may be  terminated  by the
Manager at any time.  Effective  April 1, 2006, the advisory fee reduction was terminated  by  the  Manager.  After  the  advisory  fee  waiver,  the  actual
"Management  Fees" as  percentages  of daily net  assets  were  0.87% for each class of shares.  After the waivers  described  above "Total Annual  Operating
Expenses" were 1.59% for Class A shares,  2.36% for Class B shares,  2.33% for
Class C shares, 1.78% for Class N shares and 0.95% for Class Y shares.

1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.

2.    Applies to  redemptions  in first year after  purchase.  The  contingent deferred  sales  charge  gradually  declines  from  5% to 1% in  years  one through six and is eliminated after that.

3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

5.    The redemption fee applies to the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund)
   within 30 days of their purchase. See "How to Sell Shares" for more information on when the redemption fee will apply.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:     1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares               $774         $1,190        $1,630        $2,850

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares               $790         $1,189        $1,715       $2,842*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares               $376          $846         $1,444        $3,062

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares               $311          $652         $1,120        $2,414

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y Shares               $100          $314          $544         $1,207

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If shares are not           1 Year        3 Years       5 Years      10 Years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares               $774         $1,190        $1,630        $2,850

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares               $290          $889         $1,515       $2,842*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares               $276          $846         $1,444        $3,062

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares               $211          $652         $1,120        $2,414

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y Shares               $100          $314          $544         $1,207

--------------------------------------------------------------------------------

 In the first example,  expenses  include the initial sales charge for Class A and the  applicable  Class B, Class C and Class N contingent  deferred  sales charges.  In the  second  example,  the Class A  expenses  include  the sales charge,  but Class B, Class C and Class N expenses do not include  contingent deferred sales charges. There is no sales charge on Class Y shares.
 *    Class B  expenses  for years 7 through  10 are based on Class A expenses since Class B shares automatically  convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this prospectus.

      The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The
Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its investments in companies in any one industry.

      The Fund's portfolio will be invested mainly in common stocks of emerging technology companies believed by the Manager to have significant growth potential as a result of their production, development and/or use of technology products, processes and/or services. The Fund's portfolio might not always include all of the different types of investments described below.
The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Stock Investments. The Fund will emphasize investments in common stocks that the Manager believes have growth potential. They may be newer companies or more established companies entering a growth cycle. Some growth companies tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not emphasize paying dividends, and may not pay any dividends for some time. Other stocks are considered "growth" stocks because the company is experiencing growth in earnings or income. They are selected for the
      Fund's portfolio because the Manager believes the price of the stock will increase over time.

Technology Companies. The Fund expects to primarily invest in the stocks of emerging technology companies. These companies can range from small, newly-established companies to large, established corporations. Because the Fund emphasizes investment in technology, its share price is expected to fluctuate in response to events affecting that market segment. The Fund will not concentrate 25% or more of its total assets in investments in any one industry. However, the Fund may hold a significant portion of its assets in industries such as:
      aerospace/defense; broadcasting; cable television; communications equipment; computer hardware; computer software; electronics; health care/supplies and services; pharmaceuticals/drug development;
      information technologies; telecommunication; and wireless.

Small Capitalization Stock Investments. The Fund may, from time to time, invest a substantial portion of its assets in small capitalization companies, including those that have been in operation for a relatively short period. Small-cap companies tend to be companies that are developing new products or services that the Manager believes have relatively favorable prospects, or that are expanding into new and growing markets. Emerging growth companies may offer new products or services that might enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies.

      While smaller capitalization companies may have potential for rapid growth, they often are subject to higher risks because they lack the managerial experience, financial resources, product diversification and competitive strengths of larger, more established companies. In addition, in many instances, the securities of smaller companies are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and may be less liquid. If the Fund were to try to sell large positions in small-cap stocks, it might have to sell them at discounts from quoted prices or might have to make a series of small sales over an extended period of time that might result in less favorable prices than in a block sale.

Investing in Initial Public Offerings (IPOs). The Fund may purchase shares in
      IPOs. The Manager generally allocates IPO purchases among the various funds that it advises, for which that IPO is a suitable investment and one that the Fund wants to acquire. Due to the potentially small relative amount of an IPO allocation available to the Fund, the Fund might not be able to purchase as many shares of an IPO as it requests.
      Because of the volatility of IPO shares, the Fund might hold these shares for only a very short time. This could increase the turnover of the Fund's portfolio and increase its expenses.

Other Equity Securities. While the Fund emphasizes investments in common stocks, it can also buy preferred stocks and securities convertible into common stock. These securities can be issued by domestic or foreign companies. The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their credit rating has less impact on the investment decision than in the case of other debt securities.

      Convertible securities are rated by nationally recognized statistical rating organizations such as Moody's Investors Service or are given comparable ratings by the Manager. "Investment grade" securities are debt securities in the four highest ratings categories of ratings organizations or unrated securities assigned a comparable rating by the
      Manager. Lower- grade securities may be subject to greater market fluctuations and risks of loss of income and principal and have less liquidity than investments in investment-grade securities. Debt securities are subject to credit risk (the risk that the issuer will not make timely payments of interest and principal) and interest rate risk (the risk that the value of the security will fall if interest rates rise).

Portfolio Turnover. The Fund can engage in active and frequent short-term trading while trying to achieve its objective. It may have a portfolio turnover rate in excess of 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial
      Highlights table at the end on this prospectus shows the Fund's portfolio turnover rates during past fiscal years.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this prospectus or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund may also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Investing in Special Situations. At times the Fund might invest in companies to try to benefit from what the Manager perceives to be special situations. These may be mergers, reorganizations or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the security. The Fund's investment might not produce the expected gains or could incur a loss for the portfolio.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of
       "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the
      Fund might use may be considered "derivative" investments. Derivatives may increase the volatility of the Fund's share prices or cause investment losses.

Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, and forward contracts. These are all referred to as
      "hedging instruments." The Fund does not intend to use these instruments extensively and is not required to do so to seek its objective or for speculative purposes. It has limits on the extent of its use of hedging and the types of hedging instruments that it can use.

   Some of these strategies could be used to hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, could tend to increase the Fund's exposure to the securities market.

      There are also special risks in particular hedging strategies. Options trading involves the payment of premiums, can increase portfolio turnover, and can have special tax effects on the Fund . If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

  Investments in Oppenheimer  Institutional  Money Market Fund. The Fund
      can  invest  its free  cash  balances  in the  Class E  shares  of
      Oppenheimer  Institutional  Money  Market  Fund,  to seek  current income while preserving liquidity.  The Oppenheimer  Institutional
      Money Market Fund is a registered open-end  management  investment company,  regulated  as a money  market fund under the  Investment
      Company  Act of 1940,  as  amended.  It  invests  in a variety  of
      short-term,   high-quality,    dollar-denominated   money   market
      instruments  issued by the U.S.  government,  domestic and foreign corporations and financial institutions,  and other entities. As a shareholder,  the Fund will be subject to its  proportional  share of the  Oppenheimer  Institutional  Money  Market  Fund's  Class E
      expenses,  including its advisory fee.  However,  the Manager will waive a portion  of the Fund's  advisory  fee to the extent of the
      Fund's  share  of  the  advisory  fee  paid  by  the   Oppenheimer
      Institutional Money Market Fund.

Temporary Defensive and Interim Investments. In times of unstable or adverse market, economic or political conditions, the Fund can invest up to
      100% of its assets in temporary investments that may be inconsistent with the Fund's principal investment strategies. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of
      Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its
      Statements of Investments on Form N-Q, which are filed with the
      Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission.
      Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
      Fund's Statement of Additional Information.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

The Manager has been an investment advisor since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $235 billion in assets as of December 31, 2006, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee, calculated on the daily net assets of the Fund, at an annual rate that declines on additional assets as the Fund grows: 0.90% of the first $200 million of average annual net assets of the Fund, 0.85% of the next $200 million,
      0.80% of the next $200 million and 0.75% of average annual net assets in excess of $600 million. The Fund's advisory fee for the period ended October 31, 2006 was 0.90% of average annual net assets for each class of shares.

      A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Fund's
      Semi-Annual Report to shareholders for the six month period ended April
      30, 2006.

      Portfolio Managers.  The Fund is managed by a portfolio management team comprised of David Poiesz, Alan Gilston, Scott Phillips, Ash Shah and
      Subrata Ghose, who have been primarily responsible for the day-to-day management of the Fund's investments since June 2005.

      Mr. Poiesz, CFA, has been a Vice President and portfolio manager of the
      Fund since 2004. He is Director of the Growth Equity Investment Team
      and has been a Senior Vice President of the Manager since June 2004. He is also a portfolio manager and officer of other portfolios in the
      OppenheimerFunds complex. Mr. Poiesz was a managing director and senior portfolio manager at Merrill Lynch Investment Managers LLC from October
      2002 through May 2004.

      Mr. Gilston has been a Vice President and portfolio manager of the Fund since 1997. He has been a Vice President of the Manager since September
      1997 and is an officer and portfolio manager of one other portfolio in the OppenheimerFunds complex.

      Mr. Phillips has been a Senior Research Analyst of both the Fund and the Manager since August 2004. Mr. Phillips was an analyst at Merrill
      Lynch Investment Managers, Inc. from June 2003 to July 2004. From
      February 2003 to June 2003, Mr. Phillips was a sell-side managing director at American Technology Research. From June 1999 to December
      2002, he was a sell-side analyst at Merrill Lynch.

      Mr. Shah, CFA, has been a Senior Research Analyst of both the Fund and the Manager since February 2006. From January 2002 until February 2006,
      Mr. Shah was a Vice President and Senior Analyst with Merrill Lynch
      Investment Managers where he specialized in technology and industrials for the Small Cap Growth Fund. From February 2000 to January 2002, Mr.
      Shah worked at BlackRock Financial Management as a Vice President and
      Senior Analyst specializing in technology for the Small and Mid Cap
      Growth Funds.

      Mr. Ghose, CFA, has been a Senior Research Analyst of the Fund since
      March 2006. He has been an Assistant Vice President and associate portfolio manager of the Manager since March 2000. Prior to joining
      OppenheimerFunds, Mr. Ghose was a sector fund manager at Fidelity
      Investments. He has over 10 years of investment experience.

      The Statement of Additional Information provides additional information about the portfolio management team's compensation, other accounts they manage and their ownership of Fund shares.

Pending Litigation.  A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New
      York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the
Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.  The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10,
2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the
Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. Class B, Class C or Class
      N shares may not be purchased by a new investor directly from the
      Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B, Class C or Class N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you can pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
      Please refer to "AccountLink," below for more details.

o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
      Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that

      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.

o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.  Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day").
      The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this prospectus are to
      "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of
      Trustees believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee. Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.
      In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).
      The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.  In addition, the discussion of "time-zone arbitrage"
      describes effects that the Fund's fair value pricing policy is intended to counteract.

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
      "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
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Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.

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Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

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Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.

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Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

o     Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of more than $100,000 of Class B shares or $1 million or more of Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As a
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------
Due to rounding,  the actual sales charge for a particular  transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES CHARGES? You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

     o   Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making
         (as shown in the table above), you can add the value of any Class A,
         Class B or Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of
         Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on
         which you have not paid a sales charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.
         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer). If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your
         intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

            To count shares of eligible  Oppenheimer funds held in accounts at other  intermediaries  under this Right of  Accumulation,  you may be requested to provide the  Distributor  or your  current  intermediary with a copy of all account  statements  showing your current holdings
         of  the  Fund  or  other  eligible   Oppenheimer   funds,   including
         statements  for accounts held by you and your spouse or in retirement plans or trust or custodial  accounts for minor children as described above.  The Distributor or intermediary  through which you are buying shares will  calculate  the value of your eligible  Oppenheimer  fund shares,  based on the current  offering  price,  to  determine  which
         Class A sales charge rate you qualify for on your current purchase.

     o   Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A
         Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class A, Class B and
         Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in that determination. Your
         Class N shares, and any Class A shares of Oppenheimer Money Market
         Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge, will not be counted for this purpose.  Submitting a
         Letter of Intent does not obligate you to purchase the specified amount of shares. You may also be able to apply the Right of
         Accumulation to these purchases.

            If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers. The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The
Fund reserves the right to amend or discontinue these programs at any time without prior notice.

o     Dividend Reinvestment. Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund may be exchanged without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.
o     Exchanges of Shares. Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this prospectus and in the Statement of Additional Information for
         more details, including a discussion of circumstances in which sales charges may apply on exchanges.
o     Reinvestment Privilege. Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in Class
         A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
         This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed.
         The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.
o     Other Special Reductions and Waivers. The Fund and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain categories of investors
         (primarily retirement plans that purchase shares in special programs through the Distributor). These are described in greater detail in
         Appendix B to the Statement of Additional Information. The Fund's
         Statement of Additional Information may be ordered by calling
         1.800.225.5677 or may be accessed through the OppenheimerFunds website, at www.oppenheimerfunds.com (under the heading "I Want To,"
         follow the hyperlink "Access Fund Documents" and click on the icon in the column "SAI" next to the Fund's name). A description of these waivers and special sales charge arrangements is also available for viewing on the OppenheimerFunds website (under the heading "Fund
         Information," click on the hyperlink "Sales Charge Waivers"). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or must notify the Transfer Agent at the time of redeeming shares for waivers that apply to contingent deferred sales charges.
o     Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement plans that have $5 million or more in plan assets. In that case the Distributor may pay from its own resources, at the time of sale, concessions in an amount equal to 0.25% of the purchase price of Class A shares purchased within the first six months of account establishment by those retirement plans to dealers of record, subject to certain exceptions described in "Retirement Plans" in the Statement of
         Additional Information.

         There is also no initial sales charge on purchases of Class A shares of the Fund by certain retirement plans that are part of a retirement plan or platform offered by eligible banks,
         broker-dealers, financial advisors, insurance companies or recordkeepers. No contingent deferred sales charge is charged upon the redemption of such shares.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares by certain retirement plans that satisfied certain requirements prior to
      March 1, 2001 ("grandfathered retirement accounts"). However, those
      Class A shares may be subject to a Class A contingent deferred sales charge, as described below. Retirement plans holding shares of
      Oppenheimer funds in an omnibus account(s) for the benefit of plan participants in the name of a fiduciary or financial intermediary
      (other than OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

      The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:

o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------

In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25%
      service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers periodically.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      For certain group retirement plans held in omnibus accounts, the
      Distributor will pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase. New group omnibus plans may not purchase Class B shares.

      For Class C shares purchased through the OppenheimerFunds
      Record(k)eeper Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase. The Distributor will use the service fee it receives from the Fund on those shares to reimburse
      FASCore, LLC for providing personal services to the Class C accounts holding those shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the
Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the
Manager does not consider a financial intermediary's sale of shares of the
Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

      Redemption Fee. The Fund imposes a 2% redemption fee on the proceeds of
Fund shares that are redeemed within 30 days of their purchase. The fee also applies in the case of shares redeemed in exchange transactions. The redemption fee is collected by the Transfer Agent and paid to the Fund. It is intended to help offset the trading, market impact, and administrative costs associated with short-term money movements into and out of the Fund, and to help deter excessive short term trading. The fee is imposed to the extent that Fund shares redeemed exceed Fund shares that have been held more than 30 days. For shares of the Fund that were acquired by exchange, the holding period is measured from the date the shares were acquired in the exchange transaction. Shares held the longest will be redeemed first.

      The redemption fee is not imposed on shares:

o     held in omnibus accounts of certain financial intermediaries, such as a broker-dealer or a retirement plan fiduciary if those
               institutions have not implemented the system changes necessary to be capable of processing the redemption fee. However,
               account holders whose investments in the Fund are held in
               omnibus accounts through certain other financial intermediates may be subject to the redemption fee on terms that are
               generally in accordance with the redemption fee terms in this prospectus but that may differ in certain details. For certain retirement plans treated as omnibus accounts by the Fund's
               Transfer Agent, the redemption fee may be charged on
               participant initiated exchanges or redemptions. Shares held in retirement plans that are not in omnibus accounts, such as
               Oppenheimer-sponsored retirement plans, IRAs, and 403(b)(7)
               plans are also subject to the redemption fee. You should
               consult with your financial intermediary or retirement plan provider for more details on this redemption fee;

o     held by investors in certain asset allocation programs that offer automatic re-balancing or wrap-fee or similar fee-based
               programs and that have been identified to the Distributor and the Transfer Agent;
o     redeemed for rebalancing transactions under the OppenheimerFunds
               Portfolio Builder program;
o     redeemed pursuant to an OppenheimerFunds automatic withdrawal plan;
o     redeemed due to the death or disability of the shareholder;
o     redeemed as part of an automatic dividend exchange election established in advance of the exchange;
o     redeemed to pay fees assessed by the Fund or the Transfer Agent against the account;
o     redeemed from accounts for which the dealer, broker or financial institution of record has entered into an agreement with the
               Distributor that permits such redemptions without the
               imposition of these fees, such as asset allocation programs;
o     redeemed for conversion of Class B shares to Class A shares or pursuant to fund mergers; and
o     involuntary redemptions resulting from failure to meet account minimums.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.

   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge a  processing  fee for that service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix B to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectus of the selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

     You  can  find a  list  of  the  Oppenheimer  funds  that  are  currently available for exchanges in the Statement of Additional  Information or you can
obtain a list by  calling  a service  representative  at  1.800.225.5677.  The funds available for exchange can change from time to time.

     A  contingent  deferred  sales  charge  (CDSC)  is not  charged  when you exchange shares of the Fund for shares of another  Oppenheimer fund.  However, if you exchange your shares during the  applicable  CDSC holding  period,  the holding  period  will  carry  over  to  the  fund  shares  that  you  acquire.
Similarly,  if you  acquire  shares  of the Fund in  exchange  for  shares  of another  Oppenheimer  fund that are  subject to a CDSC  holding  period,  that holding  period will carry over to the acquired  shares of the Fund. In either of  these  situations,  a CDSC  may be  imposed  if the  acquired  shares  are redeemed  before  the end of the  CDSC  holding  period  that  applied  to the exchanged shares.

     There are a number  of other  special  conditions  and  limitations  that apply to certain types of exchanges.  These conditions and  circumstances  are described in detail in the "How to Exchange  Shares"  section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
      discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers. The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the
      Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed or exchanged within 30 days after their purchase in certain circumstances. Further details are provided under "How to Sell
      Shares."

o     Right to Refuse Exchange and Purchase Orders. The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges. The Transfer Agent
      may send a written warning to direct shareholders that the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
      Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions. Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation. Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will be subject to the
      30-day limit. However, investment programs by other Oppenheimer
      "funds-of-funds" that entail rebalancing of investments in underlying
      Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
      Agent may use this information to attempt to verify your identity. The
      Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and pay them annually.
Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the
Fund's financial statements, is included in the Statement of Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED OCTOBER 31,                  2006         2005           2004         2003        2002
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  2.76      $  2.69        $  3.14      $  1.82     $  3.51
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.04) 1      (.03) 1,2      (.04) 1      (.04)       (.04)
Net realized and unrealized gain (loss)              .31          .12           (.41)        1.36       (1.65)
                                                 --------------------------------------------------------------
Total from investment operations                     .27          .09           (.45)        1.32       (1.69)
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  --         (.01)            --           --          --
Dividends in excess of net investment income          --         (.01)            --           --          --
                                                 --------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         --         (.02)            --           --          --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  3.03      $  2.76        $  2.69      $  3.14     $  1.82
                                                 ==============================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  9.78%        3.30%        (14.33)%      72.53%     (48.15)%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $79,180      $68,724        $79,083      $93,886     $44,150
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $74,186      $74,268        $89,415      $62,832     $68,695
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                (1.26)%      (1.25)% 2      (1.55)%      (1.51)%     (1.61)%
Total expenses                                      2.06%        2.14%          2.11%        2.70%       3.11%
Expenses after payments and waivers
and reduction to custodian expenses                 1.59%        1.66%          1.69%        1.71%       2.10%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              101%         147%           157%         219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS B     YEAR ENDED OCTOBER 31,                  2006         2005           2004         2003        2002
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  2.66      $  2.60        $  3.06      $  1.79     $  3.48
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.06) 1      (.05) 1,2      (.07) 1      (.04)       (.07)
Net realized and unrealized gain (loss)              .30          .11           (.39)        1.31       (1.62)
                                                 --------------------------------------------------------------
Total from investment operations                     .24          .06           (.46)        1.27       (1.69)
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  --           --             --           --          --
Dividends in excess of net investment income          --           --             --           --          --
                                                 --------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         --           --             --           --          --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  2.90      $  2.66        $  2.60      $  3.06     $  1.79
                                                 ==============================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  9.02%        2.31%        (15.03)%      70.95%     (48.56)%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $36,913      $48,955        $56,513      $69,789     $36,813
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $46,606      $52,959        $63,321      $48,920     $58,029
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                (2.04)%      (2.06)% 2      (2.34)%      (2.23)%     (2.40)%
Total expenses                                      2.83%        3.12%          3.14%        3.82%       3.95%
Expenses after payments and waivers
and reduction to custodian expenses                 2.36%        2.46%          2.48%        2.42%       2.94%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              101%         147%           157%         219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED OCTOBER 31,                  2006         2005           2004         2003        2002
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  2.67      $  2.60        $  3.06      $  1.79     $  3.48
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.06) 1      (.05) 1,2      (.06) 1      (.04)       (.05)
Net realized and unrealized gain (loss)              .30          .12           (.40)        1.31       (1.64)
                                                 --------------------------------------------------------------
Total from investment operations                     .24          .07           (.46)        1.27       (1.69)
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  --           --             --           --          --
Dividends in excess of net investment income          --           --             --           --          --
                                                 --------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         --           --             --           --          --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  2.91      $  2.67        $  2.60        $3.06     $  1.79
                                                 ==============================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  8.99%        2.69%        (15.03)%      70.95%     (48.56)%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $17,024      $17,646        $22,777      $26,112     $14,143
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $17,668      $20,550        $25,126      $17,266     $17,800
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                (2.01)%      (1.98)% 2      (2.28)%      (2.29)%     (2.36)%
Total expenses                                      2.69%        2.77%          2.77%        3.40%       3.84%
Expenses after payments and waivers
and reduction to custodian expenses                 2.33%        2.40%          2.43%        2.48%       2.83%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              101%         147%           157%         219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS N     YEAR ENDED OCTOBER 31,                  2006         2005           2004         2003        2002
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  2.73      $  2.66        $  3.12      $  1.81     $  3.50
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.04) 1      (.04) 1,2      (.05) 1      (.05)       (.04)
Net realized and unrealized gain (loss)              .30          .13           (.41)        1.36       (1.65)
                                                 --------------------------------------------------------------
Total from investment operations                     .26          .09           (.46)        1.31       (1.69)
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  --         (.01)            --           --          --
Dividends in excess of net investment income          --         (.01)            --           --          --
                                                 --------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         --         (.02)            --           --          --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  2.99      $  2.73        $  2.66      $  3.12     $  1.81
                                                 ==============================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  9.52%        3.27%        (14.74)%      72.38%     (48.29)%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 3,963      $ 3,659        $ 3,528      $ 4,445     $ 1,582
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 4,063      $ 3,588        $ 3,548      $ 2,698     $ 1,547
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                (1.49)%      (1.44)% 2      (1.74)%      (1.89)%     (1.80)%
Total expenses                                      2.06%        2.19%          2.18%        2.30%       3.05%
Expenses after payments and waivers
and reduction to custodian expenses                 1.78%        1.82%          1.88%        2.10%       2.04%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              101%         147%           157%         219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y     YEAR ENDED OCTOBER 31,                  2006         2005           2004         2003        2002
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  2.84      $  2.77        $  3.21      $  1.85     $  3.55
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.02) 1      (.02) 1,2      (.03) 1      (.04)       (.03)
Net realized and unrealized gain (loss)              .31          .13           (.41)        1.40       (1.67)
                                                 --------------------------------------------------------------
Total from investment operations                     .29          .11           (.44)        1.36       (1.70)
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  --         (.01)            --           --          --
Dividends in excess of net investment income          --         (.03)            --           --          --
                                                 --------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         --         (.04)            --           --          --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  3.13      $  2.84        $  2.77      $  3.21     $  1.85
                                                 ==============================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                 10.21%        3.94%        (13.71)%      73.51%     (47.89)%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 2,018      $ 1,860        $ 2,251      $ 2,480     $   887
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 2,132      $ 2,106        $ 2,593      $ 1,492     $ 1,057
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                (0.67)%      (0.56)% 2      (0.86)%      (1.05)%     (1.03)%
Total expenses                                      0.98%        0.97%          1.00%        1.26%       1.57%
Expenses after payments and waivers
and reduction to custodian expenses                 0.95%        0.97%          1.00%        1.26%       1.53%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              101%         147%           157%         219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INFORMATION AND SERVICES

For More Information on
Oppenheimer Emerging Technologies Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange
Commission at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange
Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the Securities and Exchange
Commission's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No.: 811-09845

PR0765.001.0207
Printed on recycled paper

                          Appendix to prospectus of

                    Oppenheimer Emerging Technologies Fund

      Graphic Material included in the prospectus of Oppenheimer Emerging
Technologies Fund: "Annual Total Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the prospectus of Oppenheimer Emerging
Technologies Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each calendar year since the Fund's inception, without deducting sales charges or taxes. Set forth below are the relevant data points that will appear on the bar chart.

Calendar
Year                                Oppenheimer Emerging Technologies Fund
Ended                               Class A Shares

12/31/01                           -55.02%
12/31/02                           -51.17%
12/31/03                            60.64%
12/31/04                            -2.99%
12/31/05                             0.00%
12/31/06                             7.22%

Oppenheimer Emerging Technologies Fund
6803 South Tucson Way, Centennial, Colorado 80112-3924

1.800.CALL. OPP (225.5677)

Statement of Additional Information dated February 28, 2007

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information in the Prospectus dated February 28, 2007 as further  supplemented thereafter.  It should be read  together with the  Prospectus.  You can obtain the  Prospectus  by  writing to the Fund's  Transfer  Agent,  OppenheimerFunds
Services,  at P.O.  Box  5270,  Denver,  Colorado  80217,  or by  calling  the
Transfer Agent at the toll-free  number shown above, or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund

Additional Information About the Fund's Investment Policies and Risks...
   The Fund's Investment Policies.......................................
Other Investment Techniques and Strategies
   Investment Restrictions..............................................
   Disclosure of Portfolio Holdings.....................................

How the Fund is Managed.................................................
   Organization and History.............................................
   Board of Trustees and Oversight Committees...........................
   Trustees and Officers of the Fund....................................
   The Manager..........................................................

Brokerage Policies of the Fund..........................................
Distribution and Service Plans..........................................
Payments to Fund Intermediaries.........................................
Performance of the Fund.................................................

About Your Account
How To Buy Shares.......................................................
How To Sell Shares......................................................
How To Exchange Shares..................................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Fund...................................

Financial Information About the Fund

Report of Independent Registered Public Accounting Firm.................
Financial Statements ...................................................
Appendix A: Industry Classifications......................................A-1
Appendix B: OppenheimerFunds Special Sales Charge Arrangements and WaiversB-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

      The  investment  objective,  the principal  investment  policies and the main risks of the Fund are  described  in the  Prospectus.  This  Statement of
Additional  Information ("SAI") contains supplemental  information about those policies  and risks and the types of  securities  that the  Fund's  investment manager,  OppenheimerFunds,  Inc.  (the  "Manager"),  can select for the Fund.
Additional  information is also provided  about the  strategies  that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's Manager may use in selecting portfolio  securities will vary over time. The Fund is not required to use all of the investment  techniques and strategies  described  below at all times in seeking its objective.  It may use some of the special  investment  techniques and strategies at some times or not at all.

      o   Investments in Equity  Securities.  The Fund focuses its investments in equity  securities of companies that the Manager believes will benefit from existing  technologies as well as enhancement and  improvements in technology.
Equity  securities  include  common  stocks,   preferred  stocks,  rights  and
warrants,  and  securities  convertible  into common stock.  The Fund does not limit its holdings of equity  securities to companies of any particular market capitalization  range.  Current  income  is not a  criterion  used  to  select portfolio  securities.  However,  certain debt  securities may be selected for the Fund's  portfolio for defensive  purposes  (including debt securities that the Manager  believes may offer some  opportunities  for capital  appreciation when stocks are  disfavored).  Other debt  securities may be selected  because they are  convertible  into common stock,  as discussed  below in "Convertible
Securities."

      Over-the-Counter  Securities.  Securities of small  capitalization issuers  may be  traded on  securities  exchanges  or in the  over-the-counter market. The  over-the-counter  markets,  both in the U.S. and abroad, may have less liquidity than securities  exchanges.  That can affect the price the Fund is able to obtain when it wants to sell a security.

      Small-cap growth companies may offer greater  opportunities  for capital appreciation  than securities of large, more established  companies.  However, these  securities  also  involve  greater  risks  than  securities  of  larger companies.  Securities  of small  capitalization  issuers  may be  subject  to greater price  volatility in general than  securities of large-cap and mid-cap companies.  Therefore,  to the degree that the Fund has investments in smaller capitalization  companies  at times of market  volatility,  the  Fund's  share price may fluctuate  more. As noted below,  the Fund limits its investments in unseasoned small cap issuers.

      Convertible  Securities.  While some convertible  securities are a form of debt  security,  in many  cases  their  conversion  feature  (allowing conversion into equity  securities)  causes them to be regarded by the Manager more as "equity  equivalents." As a result,  the credit rating assigned to the security has less impact on the Manager's  investment decision with respect to convertible debt securities than in the case of  non-convertible  fixed-income securities.  To determine whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following factors:
(1)   whether, at the option of the investor,  the convertible security can be exchanged  for a fixed  number  of  shares  of  common  stock  of the issuer,
(2)   whether  the  issuer of the  convertible  securities  has  restated  its earnings  per  share  of  common  stock  on  a  fully  diluted  basis
         (considering   the   effect   of   conversion   of  the   convertible
         securities), and
(3)   the extent to which the convertible  security may be a defensive "equity
         substitute,"   providing   the   ability   to   participate   in  any
         appreciation in the price of the issuer's common stock.

      Convertible  securities  rank senior to common stock in a  corporation's capital  structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a  convertible  security is a function  of its  "investment value"  and its  "conversion  value."  If the  investment  value  exceeds  the conversion value, the security will behave more like a debt security,  and the security's price will likely increase when prevailing  interest rates fall and decrease when prevailing  interest rates rise. If the conversion value exceeds the investment  value,  the security will behave more like an equity security:
it will  likely sell at a premium  over its  conversion  value,  and its price will tend to fluctuate directly with the price of the underlying security.

      The Fund has no  limitations  on the  ratings  of the  convertible  debt
securities   that  it  can  buy.   They  can  include   securities   that  are
investment-grade  or  below  investment  grade.   Securities  that  are  below
investment  grade  (whether they are rated by a  nationally-recognized  rating organization  or are unrated  securities  that the  Manager  deems to be below
investment  grade)  have  greater  risks  of  default  than   investment-grade
securities.  Additionally,  debt securities are subject to interest rate risk.
Their  values  tend to fall  when  interest  rates  rise.  The  Fund  does not anticipate  that it will  invest a  substantial  amount of its assets in these types of securities.

      Rights  and  Warrants.  The Fund can  invest up to 5% of its total assets in  warrants or rights.  That 5% limit does not apply to  warrants  and rights  the Fund has  acquired  as part of  units  of  securities  or that are attached  to other  securities  that the Fund  buys.  Warrants  basically  are options to purchase equity  securities at specific prices valid for a specific period of time.  Their prices do not  necessarily  move parallel to the prices of the  underlying  securities.  Rights are similar to warrants,  but normally have a short  duration  and are  distributed  directly  by the  issuer  to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      Preferred  Stock.  Preferred  stock,  unlike common  stock,  has a stated dividend rate payable from the corporation's earnings.  Preferred stock
dividends  may  be  cumulative  or   non-cumulative.   "Cumulative"   dividend
provisions  require  all or a portion  of prior  unpaid  dividends  to be paid before  dividends can be paid on the issuer's  common stock.  Preferred  stock may be  "participating"  stock,  which  means  that  it may be  entitled  to a dividend exceeding the stated dividend in certain cases.

      If  prevailing  interest  rates rise,  the fixed  dividend on  preferred stocks  may be less  attractive,  causing  the  price of  preferred  stocks to decline.  Preferred stock may have mandatory sinking fund provisions,  as well as provisions allowing calls or redemptions prior to maturity,  which can also have a negative impact on prices when interest rates decline.  Preferred stock generally  has a  preference  over  common  stock  on  the  distribution  of a corporation's  assets  in the event of  liquidation  of the  corporation.  The rights of preferred stock on  distribution  of a  corporation's  assets in the event of a liquidation  are  generally  subordinate  to the rights  associated with a corporation's debt securities.

      Initial Public  Offerings  (IPOs).  The Fund may purchase  securities in
IPOs. By  definition,  IPOs have not traded  publicly  until the time of their offering.  Special risks  associated with IPOs may include a limited number of shares available for trading,  unseasoned trading,  lack of investor knowledge of the company,  and limited operating history, all of which may contribute to price  volatility.  The limited number of shares available for trading in some
IPOs  may  make it more  difficult  for  the  Fund to buy or sell  significant amounts of shares  without an  unfavorable  impact on  prevailing  prices.  In addition,  some IPOs are involved in  relatively  new  industries  or lines of business,  which  may  not be  widely  understood  by  investors.  Some of the companies  involved in new industries may be regarded as  developmental  stage companies,  without revenues or operating income,  or the near-term  prospects of such. In addition,  foreign initial public offerings are subject to foreign political  and  currency  risks.  Many  IPOs are  issued  by  undercapitalized companies of small or microcap size.

      Foreign  Securities.  The Fund can purchase equity  securities issued or guaranteed by foreign companies.  "Foreign securities" include equity and debt securities of companies  organized  under the laws of countries other than the
United States.  They may be traded on foreign  securities  exchanges or in the foreign over-the-counter markets.

      Securities  of  foreign   issuers  that  are   represented  by  American
Depository  Receipts  or that are  listed  on a U.S.  securities  exchange  or traded  in the  U.S.  over-the-counter  markets  are not  considered  "foreign securities"  for the  purpose of the Fund's  investment  allocations.  That is because they are not subject to many of the special  considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign  securities offers potential benefits not available from  investing  solely in  securities of domestic  issuers.  They include the opportunity  to  invest  in  foreign  issuers  that  appear  to  offer  growth potential,  or in foreign  countries with economic policies or business cycles different  from  those of the U.S.,  or to reduce  fluctuations  in  portfolio value by taking  advantage  of  foreign  stock  markets  that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

      Risks of Foreign Investing.  Investments in foreign securities may offer special  opportunities for investing but also present special additional risks and  considerations  not typically  associated  with  investments  in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign  investments  due to changes in currency rates or  currency  control  (for  example,  currency  blockage),  or currency devaluation;
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial reporting standards in foreign  countries  comparable  to those  applicable  to  domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity on foreign  markets than in the
         U.S.;
o     less  governmental  regulation of foreign  issuers,  stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities   in  some   countries  of   expropriation,   confiscatory
         taxation,  political,  financial  or social  instability  or  adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.
o     foreign exchange contracts
o     foreign withholding taxes on interest and dividends

      In  the  past,  U.S.   government   policies  have  discouraged  certain
investments abroad by U.S. investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

o     Passive Foreign  Investment  Companies.  Some securities of corporations domiciled  outside the U.S.  which the Fund may  purchase,  may be  considered passive foreign investment  companies ("PFICs") under U.S. tax laws. PFICs are those foreign  corporations which generate primarily passive income. They tend to be growth companies or "start-up"  companies.  For federal tax purposes,  a corporation  is  deemed  a PFIC if 75% or more  of the  foreign  corporation's gross  income for the income  year is passive  income or if 50% or more of its assets are assets that produce or are held to produce passive income.  Passive income is  further  defined as any income to be  considered  foreign  personal holding  company  income  within the subpart F provisions  defined by Internal
Revenue Code ("IRC")ss.954.

      Investing  in PFICs  involves  the risks  associated  with  investing in foreign  securities,  as  described  above.  There are also the risks that the
Fund may not realize  that a foreign  corporation  it invests in is a PFIC for federal  tax  purposes.  Federal  tax laws  impose  severe tax  penalties  for failure to properly report  investment income from PFICs.  Following  industry standards,  the Fund makes every effort to ensure  compliance with federal tax reporting of these  investments.  PFICs are considered  foreign securities for the purposes of the Fund's minimum  percentage  requirements or limitations of investing in foreign securities.

      Subject  to the limits  under the  Investment  Company  Act of 1940 (the
"Investment  Company  Act"),  the Fund may also invest in foreign mutual funds which are also deemed PFICs  (since  nearly all of the income of a mutual fund is  generally  passive  income).  Investing  in these types of PFICs may allow exposure  to various  countries  because  some  foreign  countries  limit,  or prohibit,  all  direct  foreign  investment  in the  securities  of  companies domiciled therein.

      In addition to bearing their  proportionate  share of a fund's  expenses
(management fees and operating  expenses),  shareholders  will also indirectly bear  similar  expenses of such  entities.  Additional  risks of  investing in other  investment  companies are described  below under  "Investment  in Other
Investment Companies."

      Special  Risks  of  Emerging  and  Developing  Markets.   Securities  in
emerging  and  developing  market  countries  may  offer  special   investment
opportunities  but investments in these  countries  present risks not found in more  mature  markets.  Securities  may  be  more  difficult  to  sell  at  an acceptable  price and their prices may be more  volatile  than  securities  of companies in more developed  markets.  Settlements of trades may be subject to greater  delays so that the Fund may not receive  the  proceeds of a sale of a security on a timely basis.

      Emerging markets may have less developed  trading markets and exchanges.
Emerging  countries may have less developed  legal and accounting  systems and investments  may be subject to greater  risks of  government  restrictions  on withdrawing  the sales proceeds of securities  from the country.  Economies of developing  countries may be more dependent on relatively few industries  that may be highly vulnerable to local and global changes.  Governments may be more unstable and present  greater  risks of  nationalization  or  restrictions  on foreign  ownership  of stocks of local  companies.  These  investments  may be substantially  more  volatile  than  stocks of issuers  in the U.S.  and other developed countries and may be very speculative.

      Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the Fund traded its  portfolio  securities  during its last fiscal  year.  For example,  if a fund sold all of its securities  during the year, its portfolio turnover rate would have been 100%  annually.  The Fund's  portfolio  turnover rate  will  fluctuate  from  year to  year,  and the  Fund  expects  to have a portfolio turnover rate of more than 100% annually.

      Increased  portfolio  turnover  creates higher brokerage and transaction costs for the Fund,  which may reduce its overall  performance.  Additionally, the realization of capital gains from selling portfolio  securities may result in distributions  of taxable  long-term  capital gains to shareholders,  since the Fund will  normally  distribute  all of its capital  gains  realized  each year, to avoid excise taxes under the Internal Revenue Code.

      Other Investment Techniques and Strategies. In seeking its objective, the
Fund  from time to time can  employ  the types of  investment  strategies  and investments  described  below.  It  is  not  required  to  use  all  of  these strategies at all times, and at times may not use them.

      Investing  in  Small,  Unseasoned  Companies.  The  Fund can  invest  in securities of small, unseasoned companies.  These are companies that have been in operation for less than three (3) years,  including  the  operations of any predecessors.  Securities  of these  companies may be subject to volatility in their prices. They might have a limited trading market,  which could adversely affect  the Fund's  ability to dispose of them and could  reduce the price the
Fund might be able to obtain  for them.  Other  investors  that own a security issued by a small,  unseasoned  issuer for which  there is  limited  liquidity might  trade  the  security  when the Fund is  attempting  to  dispose  of its holdings of that  security.  In that case the Fund might receive a lower price for its holdings than might  otherwise be obtained.  The Fund  currently  does not  intend to invest  more  than 15% of its net  assets in those  securities.
These are more  speculative  securities  and can increase  the Fund's  overall portfolio risks.

      Illiquid and  Restricted  Securities.  Under the policies and procedures established  by the Fund's  Board of  Trustees,  the  Manager  determines  the liquidity  of certain of the  Fund's  investments.  To enable the Fund to sell its  holdings  of  a  restricted  security  not  registered  under  applicable
securities   laws,  the  Fund  may  have  to  cause  those  securities  to  be
registered.   The  expenses  of  registering   restricted  securities  may  be
negotiated  by the  Fund  with  the  issuer  at the  time  the  Fund  buys the securities.  When the Fund must arrange  registration  because the Fund wishes to sell the security,  a  considerable  period may elapse between the time the decision is made to sell the security and the time the security is  registered so that the Fund could sell it. The Fund would bear the risks of any  downward price fluctuation during that period.

      The  Fund  can  also  acquire  restricted   securities  through  private
placements.  Those  securities have  contractual  restrictions on their public resale.  Those  restrictions  might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has  limitations   that  apply  to  purchases  of  restricted
securities, as stated in the Prospectus.  Those percentage restrictions do not limit  purchases  of  restricted  securities  that  are  eligible  for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of
1933,  if those  securities  have been  determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into  account  the trading  activity for such securities and the availability of reliable pricing information,  among other factors. If there is a lack of trading interest in a particular  Rule 144A  security,  the Fund's  holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase  agreements maturing in more than seven  days and  participation  interests  that do not have  puts  exercisable within seven days.

      Loans of Portfolio  Securities.  To raise cash for  liquidity  purposes, the Fund can lend its  portfolio  securities  to  brokers,  dealers  and other types of  financial  institutions  approved by the Fund's  Board of  Trustees.
These loans are  limited to no more than 25% of the value of the Fund's  total assets.

      There are some risks in connection  with  securities  lending.  The Fund might experience a delay in receiving additional  collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.  The
Fund must receive collateral for a loan. Under current  applicable  regulatory requirements  (which are subject to  change),  on each  business  day the loan collateral  must be at least equal to the value of the loaned  securities.  It must  consist  of  cash,  bank  letters  of  credit,  securities  of the  U.S.
Government or its agencies or instrumentalities,  or other cash equivalents in which  the Fund is  permitted  to  invest.  To be  acceptable  as  collateral, letters of credit must obligate a bank to pay amounts  demanded by the Fund if the demand  meets the terms of the  letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends or interest on loaned  securities.  It also  receives one or more of
(a) negotiated loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with such loan collateral.  Either type of interest may be shared with the borrower. The Fund may  also  pay  reasonable  finder's,  custodian  and  administrative  fees in connection  with  these  loans.  The  terms  of the  Fund's  loans  must  meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days'  notice or in time to vote on any important matter.

      Borrowing  and Leverage.  The Fund may not borrow  money,  except to the extent  permitted  under the Investment  Company Act, the rules or regulations thereunder or any exemption  therefrom that is applicable to the Fund, as such statute,  rules or  regulations  may be  amended or  interpreted  from time to time.  Borrowing may entail  "leverage,"  and may be a speculative  investment strategy.  Any  borrowing  will be made only from banks and,  pursuant  to the requirements  of the  Investment  Company Act, will be made only to the extent that  the  value  of the  Fund's  assets,  less  its  liabilities  other  than borrowings,  is  equal  to at  least  300%  of all  borrowings  including  the proposed  borrowing.  If the value of the Fund's assets, when computed in that manner, should fail to meet the 300% asset coverage  requirement,  the Fund is required within three days to reduce its bank debt to the extent  necessary to meet that coverage requirement.  To do so, the Fund may have to sell a portion of its  investments  at a time  when it would  otherwise  not want to sell the securities.  Interest  on money the Fund  borrows is an expense the Fund would not otherwise  incur,  so that during periods of substantial  borrowings,  its expenses may increase more than the expenses of funds that do not borrow.  The use of  leverage  also may make the Fund's  share  prices  more  sensitive  to interest rate changes.

      Derivatives.  The Fund can invest in a variety of derivative investments to seek income for liquidity  needs or for hedging  purposes.  Some derivative investments  the Fund can use are the hedging  instruments  described below in this SAI. However,  the Fund does not use, and does not currently  contemplate using, derivatives or hedging instruments to a significant degree.

      Some  of the  derivative  investments  the  Fund  can use  include  debt exchangeable for common stock of an issuer or "equity-linked  debt securities"
of an issuer. At maturity,  the debt security is exchanged for common stock of the issuer or it is payable  in an amount  based on the price of the  issuer's common stock at the time of maturity.  Both  alternatives  present a risk that the amount  payable at maturity will be less than the principal  amount of the debt  because the price of the  issuer's  common stock might not be as high as the Manager expected.

      Hedging.  Although the Fund does not  anticipate  the  extensive  use of hedging  instruments,  the Fund can use them.  It is not  required to do so in seeking its goal. To attempt to protect  against  declines in the market value of the Fund's portfolio,  to permit the Fund to retain unrealized gains in the value  of  portfolio  securities  which  have  appreciated,  or to  facilitate selling securities for investment reasons, the Fund could:
o     sell futures contracts,
o     buy puts on such futures or on securities, or
o     write covered calls on securities or futures.

      The Fund can use  hedging  to  establish  a position  in the  securities market as a temporary  substitute for  purchasing  particular  securities.  In that case the Fund would  normally  seek to purchase the  securities  and then terminate  that hedging  position.  The Fund might also use this type of hedge to attempt to protect  against the possibility  that its portfolio  securities would not be fully  included  in a rise in value of the  market.  To do so the
Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.
      If the Fund hedges with futures  and/or  options on futures,  it will be incidental  to the  Fund's  activities  in the  underlying  cash  market.  The particular hedging  instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed,  if those investment  methods are consistent with the Fund's investment  objective and are permissible under applicable regulations governing the Fund.

      Futures.  The Fund can buy and sell futures  contracts that relate to (1)  broadly-based  stock  indices  (these are  referred to as "stock index futures"),  (2) an  individual  stock  ("single  stock  futures"),  (3)  other
broadly-based   securities  indices  (these  are  referred  to  as  "financial futures"),  (4) debt  securities  (these are  referred  to as  "interest  rate
futures"),   (5)  foreign  currencies  (these  are  referred  to  as  "forward contracts"),  and  (6)  commodities  (these  are  referred  to  as  "commodity futures").

      A  broadly-based  stock  index is used as the  basis for  trading  stock index  futures.  They may in some  cases be based on  stocks of  issuers  in a particular  industry or group of  industries.  A stock index assigns  relative values to the common stocks included in the index and its value  fluctuates in response  to the  changes in value of the  underlying  stocks.  A stock  index cannot be purchased or sold directly.  Financial futures are similar contracts based on the  future  value of the  basket of  securities  that  comprise  the index.  These contracts  obligate the seller to deliver,  and the purchaser to take,  cash to settle the futures  transaction.  There is no delivery  made of the underlying  securities to settle the futures obligation.  Either party may also settle the transaction by entering into an offsetting contract.

      The Fund  can  invest a  portion  of its  assets  in  commodity  futures contracts.  Commodity  futures may be based upon commodities  within five main commodity groups: (1) energy,  which includes crude oil, natural gas, gasoline
and  heating  oil;  (2)  livestock,   which  includes  cattle  and  hogs;  (3)
agriculture,  which includes wheat, corn, soybeans,  cotton, coffee, sugar and cocoa; (4) industrial metals,  which includes aluminum,  copper, lead, nickel, tin and zinc;  and (5) precious  metals,  which  includes  gold,  platinum and silver.  The Fund may purchase and sell commodity futures  contracts,  options on futures  contracts  and  options  and  futures on  commodity  indices  with respect to these five main  commodity  groups and the  individual  commodities within each group, as well as other types of commodities.

      An  interest  rate  future  obligates  the  seller to  deliver  (and the purchaser  to take) cash or a  specified  type of debt  security to settle the futures  transaction.  Either  party  could  also  enter  into  an  offsetting contract  to  close  out  the  position.  Similarly,  a  single  stock  future obligates  the  seller  to  deliver  (and the  purchaser  to  take)  cash or a specified  equity  security to settle the futures  transaction.  Either  party could  also  enter  into an  offsetting  contract  to close out the  position.
Single  stock  futures  trade on a very  limited  number  of  exchanges,  with contracts typically not fungible among the exchanges.

      No money is paid or  received  by the Fund on the  purchase or sale of a future.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the futures  commission  merchant
(the "futures broker").  As the future is marked to market (that is, its value on the  Fund's  books is  changed)  to reflect  changes  in its market  value, subsequent  margin payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time prior to  expiration  of the  future,  the Fund may elect to close out its position by taking an opposite  position,  at which time a final determination  of  variation  margin is made and any  additional  cash must be paid by or  released  to the  Fund.  Any  loss or gain on the  future  is then realized  by the Fund  for tax  purposes.  All  futures  transactions  (except forward  contracts) are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

      Put and Call  Options.  The Fund can buy and sell certain kinds of put options  ("puts")  and call options  ("calls").  The Fund may buy and sell exchange-traded  and  over-the-counter  put and call options,  including index options,  securities options, currency options, and options on the other types of futures described above.

      Writing  Covered Call Options.  The Fund can write (that is, sell)
covered  calls.  If the Fund sells a call  option,  it must be  covered.  That means the Fund must own the  security  subject  to the call  while the call is outstanding,  or,  for  certain  types of calls,  the call may be  covered  by segregating  liquid  assets to enable the Fund to satisfy its  obligations  if the call is exercised.  Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

      When  the  Fund  writes  a call  on a  security,  it  receives  cash  (a premium).  The Fund agrees to sell the underlying security to a purchaser of a corresponding  call on the same  security  during  the call  period at a fixed exercise price regardless of market price changes during the call period.  The call period is usually not more than nine (9) months.  The exercise  price may differ  from the market  price of the  underlying  security.  The Fund has the risk of loss that the price of the underlying  security may decline during the call  period.  That risk may be offset to some  extent by the premium the Fund receives.  If the value of the investment  does not rise above the call price, it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index,  it receives  cash (a premium).
If the  buyer of the call  exercises  it,  the Fund will pay an amount of cash equal  to the  difference  between  the  closing  price  of the  call  and the exercise price,  multiplied by a specified  multiple that determines the total value  of  the  call  for  each  point  of  difference.  If the  value  of the underlying  investment  does not rise above the call price,  it is likely that the call will lapse  without  being  exercised.  In that case,  the Fund would keep the cash premium.

      The Fund's  custodian  bank, or a securities  depository  acting for the custodian,  will act as the Fund's escrow agent, through the facilities of the
Options Clearing  Corporation ("OCC"), as to the investments on which the Fund has  written  calls  traded  on  exchanges  or as to other  acceptable  escrow securities.  In that way, no margin will be  required  for such  transactions.
OCC will release the  securities  on the  expiration of the option or when the
Fund enters into a closing transaction.

      When the Fund writes an  over-the-counter  ("OTC") option, it will enter into an arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option,  plus the amount by which the option is exercisable below the market price of the underlying  security (that is, the option is "in the  money").  When the Fund  writes an OTC  option,  it will treat as illiquid (for purposes of its  restriction  on holding  illiquid securities) the  mark-to-market  value of any OTC option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

      To  terminate  its  obligation  on a call it has  written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium  received on the call the Fund  wrote is more or less than the price of the call the Fund  purchases to  close  out the  transaction.  The Fund may  realize  a profit  if the call expires unexercised,  because the Fund will retain the underlying security and the  premium  it  received  when it  wrote  the  call.  Any such  profits  are considered  short-term  capital gains for federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed  by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a  market,  it will  have to hold the  callable  securities until the call expires or is exercised.

      Writing Uncovered Call Options on Future  Contracts.  The Fund can
also write calls on a futures  contract without owning the futures contract or securities  deliverable under the contract.  To do so, at the time the call is written,  the  Fund  must  cover  the  call by  identifying  on its  books  an equivalent dollar amount of liquid assets. The Fund will segregate  additional liquid  assets if the value of the  segregated  assets drops below 100% of the current value of the future.  Because of this segregation  requirement,  in no circumstances  would  the  Fund's  receipt  of an  exercise  notice as to that future  require the Fund to deliver a futures  contract.  It would  simply put the  Fund in a short  futures  position,  which  is  permitted  by the  Fund's hedging policies.

      Writing Put Options.  The Fund may sell put options.  A put option on  securities  gives the  purchaser  the right to sell,  and the  writer  the obligation to buy, the underlying  investment at the exercise price during the option period. The Fund will not write puts if, as a result,  more than 50% of the Fund's net assets  would be  required to be  segregated  to cover such put options.

      If the Fund  writes a put,  the put must be  covered  by  liquid  assets identified on the Fund's  books.  The premium the Fund receives from writing a put  represents a profit,  as long as the price of the  underlying  investment remains  equal to or above the exercise  price of the put.  However,  the Fund also assumes the  obligation  during the option  period to buy the  underlying investment from the buyer of the put at the exercise price,  even if the value of the  investment  falls  below  the  exercise  price.  If a put the Fund has written  expires  unexercised,  the Fund  realizes a gain in the amount of the premium less the  transaction  costs  incurred.  If the put is exercised,  the
Fund must fulfill its obligation to purchase the underlying  investment at the exercise  price.  That price  will  usually  exceed  the  market  value of the investment at that time.  In that case,  the Fund may incur a loss if it sells the  underlying  investment.  That  loss  will be equal to the sum of the sale price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When  writing a put option on a security,  to secure its  obligation  to pay for the underlying  security the Fund will deposit in escrow liquid assets with a value equal to or greater  than the  exercise  price of the  underlying securities.  The Fund  therefore  forgoes the  opportunity  of  investing  the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will  require the Fund to take  delivery of the  underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation as the writer of the put. That  obligation  terminates upon expiration of the put. It may also  terminate  if,  before it  receives  an  exercise  notice,  the Fund effects a closing purchase  transaction by purchasing a put of the same series as it sold.  Once the Fund has been  assigned  an exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase  transaction to realize a profit  on an  outstanding  put  option it has  written  or to  prevent  the underlying  security from being put. Effecting a closing purchase  transaction will also permit the Fund to write another put option on the  security,  or to sell the security and use the  proceeds  from the sale for other  investments.
The Fund will  realize a profit  or loss from a closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more than the premium  received  from writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for federal tax purposes,  and when distributed by the Fund, are taxable as ordinary income.

      Purchasing Puts and Calls.  The Fund can purchase calls to protect against the possibility  that the Fund's  portfolio will not participate in an anticipated  rise in the securities  market.  When the Fund buys a call (other than in a closing purchase transaction),  it pays a premium. The Fund then has the right to buy the underlying  investment  from a seller of a  corresponding call on the same investment  during the call period at a fixed exercise price.
The Fund  benefits  only if it sells  the call at a profit or if,  during  the call period,  the market price of the  underlying  investment is above the sum of the call  price plus the  transaction  costs and the  premium  paid for the call and the Fund  exercises  the call. If the Fund does not exercise the call or sell it (whether or not at a profit),  the call will  become  worthless  at its  expiration  date.  In that case the Fund will have paid the  premium  but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying  investment in its  portfolio.  When the Fund  purchases  a put,  it pays a  premium  and, except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding  investment during the put period at a fixed exercise price.

      Buying a put on an  investment  the Fund  does not own (such as an index or future)  permits the Fund either to resell the put or to buy the underlying investment  and sell it at the  exercise  price.  The  resale  price will vary inversely to the price of the  underlying  investment.  If the market price of the underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on  securities or futures the Fund owns enables the Fund to attempt to  protect  itself  during  the put  period  against a decline in the value of the  underlying  investment  below the exercise  price by selling the underlying  investment  at the exercise  price to a seller of a  corresponding put. If the market  price of the  underlying  investment  is equal to or above the exercise price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its expiration  date. In that case the Fund will have paid the  premium but lost the right to sell the  underlying  investment.
However,  the Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

      When the Fund  purchases a call or put on an index or future,  it pays a premium,  but  settlement is in cash rather than by delivery of the underlying investment  to the  Fund.  Gain or loss  depends  on  changes  in the index in question  (and thus on price  movements in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

      Buying and  Selling  Options on Foreign  Currencies.  The Fund can
buy and sell  calls and puts on  foreign  currencies.  They  include  puts and
calls  that  trade  on  a  securities  or  commodities   exchange  or  in  the
over-the-counter  markets  or are quoted by major  recognized  dealers in such options.  The Fund could use these  calls and puts to try to  protect  against declines  in the  dollar  value of foreign  securities  and  increases  in the dollar cost of foreign securities the Fund wants to acquire.

      If the  Manager  anticipates  a rise in the  dollar  value of a  foreign currency in which  securities  to be acquired are  denominated,  the increased cost of those  securities  may be  partially  offset  by  purchasing  calls or writing puts on that foreign  currency.  If the Manager  anticipates a decline in the dollar value of a foreign currency,  the decline in the dollar value of portfolio  securities  denominated in that currency might be partially  offset by writing calls or purchasing  puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's position.
The Fund will then have  incurred  option  premium  payments  and  transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign  currency is  "covered"  if the Fund owns the underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign currency  without  additional cash consideration  (or it can do so for additional cash  consideration  identified on its books) upon  conversion or exchange of other  foreign  currency held in its portfolio.

      The Fund  could  write a call on a foreign  currency  to provide a hedge against a decline in the U.S.  dollar value of a security  which the Fund owns or has  the  right  to  acquire  and  which  is  denominated  in the  currency underlying  the  option.  That  decline  might  be one that  occurs  due to an
expected   adverse  change  in  the  exchange   rate.   This  is  known  as  a
"cross-hedging"  strategy. In those circumstances,  the Fund covers the option by identifying on its books cash, U.S. government  securities or other liquid, high-grade  debt  securities  in an amount equal to the exercise  price of the option.

      Risks of Hedging  with  Options  and  Futures.  The use of hedging instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal portfolio  management.  If the  Manager  uses a hedging  instrument  at the wrong  time or judges  market conditions  incorrectly,  hedging strategies may reduce the Fund's return. The
Fund could also  experience  losses if the prices of its  futures  and options positions were not correlated with its other investments.

      The Fund's option  activities  could affect its portfolio  turnover rate and  brokerage  commissions.  The exercise of calls  written by the Fund might cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing portfolio turnover.  Although the decision  whether to  exercise  a put it holds is within  the Fund's  control, holding  a put  might  cause  the Fund to sell  the  related  investments  for reasons that would not exist in the absence of the put.

      The Fund could pay a  brokerage  concession  each time it buys a call or put,  sells a call  or put,  or buys or  sells  an  underlying  investment  in connection  with the  exercise of a call or put.  Those  concessions  could be higher on a relative basis than the concessions for direct  purchases or sales of the  underlying  investments.  Premiums  paid  for  options  are  small  in relation to the market value of the underlying investments.  Consequently, put and call  options  offer large  amounts of leverage.  The leverage  offered by trading in options  could  result in the  Fund's  net asset  value  being more sensitive to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same  series,  and there is no assurance that a liquid secondary market will exist for any particular  option. The Fund might  experience  losses if it could not close out a  position  because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling  futures or purchasing puts on indices or futures  to  attempt  to protect  against  declines  in the value of the Fund's portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the behavior of the cash prices of the Fund's securities.  For example, it is possible that while the Fund has used  hedging  instruments  in a short  hedge,  the  market might  advance and the value of the  securities  held in the Fund's  portfolio might  decline.  If that  occurred,  the Fund would lose money on the  hedging instruments  and also  experience  a  decline  in the  value of its  portfolio securities.  However,  while this could occur for a very brief  period or to a very  small  degree,  over  time  the  value  of a  diversified  portfolio  of securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition of the
Fund's  portfolio  diverges  from the  securities  included in the  applicable index.  To compensate for the imperfect  correlation of movements in the price of the  portfolio  securities  being hedged and  movements in the price of the hedging  instruments,  the Fund  might use  hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities being hedged. It might  do so if the  historical  volatility  of the  prices  of the  portfolio securities  being  hedged  is  more  than  the  historical  volatility  of the applicable index.

      The ordinary  spreads between prices in the cash and futures markets are subject to  distortions,  due to  differences  in the nature of those markets.
First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional margin deposit
requirements,   investors  may  close  futures  contracts  through  offsetting transactions which could distort the normal relationship  between the cash and futures  markets.  Second,  the  liquidity  of the futures  market  depends on participants  entering  into  offsetting  transactions  rather  than making or taking delivery.  To the extent  participants decide to make or take delivery, liquidity in the futures market could be reduced,  thus producing  distortion.
Third, from the point of view of speculators,  the deposit requirements in the futures  market are less onerous than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a position in the securities  markets as a temporary  substitute  for the purchase of individual securities  (long  hedging) by buying  futures  and/or calls on such  futures, indices  or on  securities.  It is  possible  that  when the Fund  does so the market might  decline.  If the Fund then concludes not to invest in securities because  of  concerns  that the  market  might  decline  further  or for other reasons,  the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.

      Forward   Contracts.   Forward   contracts  are  foreign  currency
exchange  contracts.  They are used to buy or sell foreign currency for future delivery  at a fixed  price.  The Fund uses them to "lock in" the U.S.  dollar price  of a  security  denominated  in a  foreign  currency  that the Fund has bought or sold,  or to protect  against  possible  losses from  changes in the relative  values of the U.S.  dollar and a foreign  currency.  The Fund limits its exposure in foreign currency  exchange  contracts in a particular  foreign currency  to the  amount  of its  assets  denominated  in that  currency  or a closely-correlated  currency.  The Fund may also use "cross-hedging" where the
Fund hedges against  changes in currencies  other than the currency in which a security it holds is denominated.

      Under a forward  contract,  one party  agrees to  purchase,  and another party agrees to sell, a specific  currency at a future date.  That date may be any  fixed  number of days from the date of the  contract  agreed  upon by the parties.  The  transaction  price is set at the time the  contract  is entered into. These contracts are traded in the inter-bank  market conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund can use forward  contracts to protect  against  uncertainty  in the level of future  exchange  rates.  The use of forward  contracts  does not eliminate the risk of fluctuations in the prices of the underlying  securities the Fund owns or intends to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts  may  reduce  the  risk of loss  from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund  enters  into a  contract  for the  purchase  or sale of a security denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Fund might desire to "lock-in"
the U.S.  dollar price of the security or the U.S.  dollar  equivalent  of the dividend payments.  To do so, the Fund could enter into a forward contract for the  purchase  or sale of the  amount  of  foreign  currency  involved  in the underlying  transaction,  in a fixed  amount of U.S.  dollars  per unit of the foreign currency.  This is called a "transaction hedge." The transaction hedge will  protect the Fund  against a loss from an adverse  change in the currency exchange  rates  during the period  between the date on which the  security is purchased or sold or on which the payment is  declared,  and the date on which the payments are made or received.

      The Fund could also use  forward  contracts  to lock in the U.S.  dollar value of  portfolio  positions.  This is called a "position  hedge."  When the
Fund  believes  that  foreign  currency  might  suffer a  substantial  decline against the U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the
Fund's portfolio  securities  denominated in that foreign  currency.  When the
Fund believes that the U.S. dollar might suffer a substantial  decline against a  foreign  currency,  it could  enter  into a  forward  contract  to buy that foreign  currency for a fixed  dollar  amount.  Alternatively,  the Fund could enter into a forward  contract  to sell a  different  foreign  currency  for a fixed U.S.  dollar amount if the Fund  believes that the U.S.  dollar value of the foreign  currency to be sold  pursuant to its forward  contract  will fall whenever there is a decline in the U.S.  dollar value of the currency in which portfolio  securities  of the Fund are  denominated.  That is referred to as a
"cross hedge."

      The Fund will cover its short  positions  in these cases by  identifying on its books liquid  assets  having a value equal to the  aggregate  amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts  or  maintain  a net  exposure  to  such  contracts  if the consummation  of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio  securities or other assets  denominated  in that  currency or another  currency  that is the subject of the hedge.

      However,  to avoid excess  transactions and transaction  costs, the Fund may  maintain a net  exposure to forward  contracts  in excess of the value of the  Fund's  portfolio  securities  or other  assets  denominated  in  foreign currencies if the excess amount is "covered" by liquid securities  denominated in any  currency.  The cover must be at least equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase  a call  option permitting  the Fund to purchase the amount of foreign  currency  being hedged by a forward  sale  contract at a price no higher  than the  forward  contract price. As another  alternative,  the Fund may purchase a put option permitting the Fund to sell the amount of foreign  currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

      The precise  matching of the amounts  under  forward  contracts  and the value of the securities  involved  generally will not be possible  because the future value of securities  denominated in foreign currencies will change as a consequence  of market  movements  between  the date the  forward  contract is entered into and the date it is sold.  In some cases the Manager  might decide to sell the  security  and deliver  foreign  currency  to settle the  original purchase  obligation.  If the market  value of the  security  is less than the amount of foreign  currency the Fund is  obligated to deliver,  the Fund might have to purchase  additional  foreign  currency on the "spot"  (that is, cash)
market to settle  the  security  trade.  If the market  value of the  security instead  exceeds  the  amount of foreign  currency  the Fund is  obligated  to deliver to settle the  trade,  the Fund might have to sell on the spot  market some of the foreign  currency  received upon the sale of the  security.  There will be additional transaction costs on the spot market in those cases.

      The  projection of  short-term  currency  market  movements is extremely difficult,  and the successful  execution of a short-term  hedging strategy is
highly  uncertain.   Forward  contracts  involve  the  risk  that  anticipated
currency  movements  will not be  accurately  predicted,  causing  the Fund to sustain losses on these  contracts and to pay additional  transactions  costs.
The  use  of  forward  contracts  in  this  manner  might  reduce  the  Fund's performance  if there  are  unanticipated  changes  in  currency  prices  to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward  contract  requiring  the Fund to sell a  currency,  the Fund might sell a portfolio  security  and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the  security  and offset its  contractual  obligation  to deliver  the currency by  purchasing a second  contract.  Under that contract the Fund will obtain,  on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract requiring  it to  purchase a  specified  currency  by  entering  into a second contract  entitling  it to sell the same  amount of the same  currency  on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an  offsetting  forward  contract  under either circumstance.  The  gain or loss  will  depend  on the  extent  to  which  the exchange  rate or rates  between the  currencies  involved  moved  between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of  engaging  in  forward  contracts  varies  with factors such as the  currencies  involved,  the length of the contract  period and the market  conditions  then  prevailing.  Because  forward  contracts are usually  entered into on a principal  basis,  no brokerage fees or concessions are involved.  Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the  counterparty  under each forward contract.

      Although the Fund values its assets daily in terms of U.S.  dollars,  it does not intend to  convert  its  holdings  of  foreign  currencies  into U.S.
dollars on a daily basis.  The Fund may convert foreign  currency from time to time,  and will  incur  costs in doing so.  Foreign  exchange  dealers  do not charge a fee for  conversion,  but they do seek to  realize a profit  based on the  difference  between  the  prices  at  which  they  buy and  sell  various currencies.  Thus, a dealer might offer to sell a foreign currency to the Fund at one rate,  while  offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

      Regulatory  Aspects  of  Hedging   Instruments.   The  Commodities
Futures Trading Commission (the "CFTC") has eliminated  limitations on futures
trading  by  certain  regulated  entities  including   registered   investment
companies  and  consequently  registered  investment  companies  may engage in unlimited  futures  transactions  and options  thereon  provided that the Fund claims an exclusion from  regulation as a commodity  pool  operator.  The Fund has claimed such an exclusion from  registration  as a commodity pool operator under  the  Commodity  Exchange  Act  ("CEA").  The Fund may use  futures  and options for hedging and  non-hedging  purposes to the extent  consistent  with its investment  objective,  internal risk management guidelines adopted by the
Fund's  investment  adviser (as they may be amended from time to time), and as otherwise set forth in the Fund's Prospectus or this SAI.

      Transactions   in  options  by  the  Fund  are  subject  to  limitations
established by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were  written or  purchased on the same or different  exchanges or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected by options  written or held by other  entities, including other  investment  companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's  adviser).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange  may order the liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

      Under   interpretations  of  staff  of  the  SEC  regarding   applicable
provisions of the  Investment  Company Act, when the Fund  purchases a future, it must  segregate  liquid assets in an amount equal to the purchase  price of the future, less the margin deposit applicable to it.

      Tax  Aspects  of  Certain  Hedging  Instruments.  Certain  foreign currency  exchange  contracts  in which the Fund may  invest  are  treated  as
"Section 1256 contracts"  under the Internal  Revenue Code. In general,  gains or  losses  relating  to  Section  1256  contracts  are  characterized  as 60%
long-term and 40% short-term capital gains or losses under the Code.  However, foreign  currency gains or losses arising from Section 1256 contracts that are forward  contracts  generally  are  treated  as  ordinary  income or loss.  In addition,  Section 1256  contracts held by the Fund at the end of each taxable year are  "marked-to-market,"  and  unrealized  gains or losses are treated as though they were realized.  These contracts also may be  marked-to-market  for purposes  of  determining  the excise tax  applicable  to  investment  company distributions  and for other purposes under rules  prescribed  pursuant to the
Internal  Revenue  Code.  An election  can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain   forward   contracts   the  Fund  enters  into  may  result  in
"straddles"  for federal  income tax purposes.  The straddle  rules may affect the  character  and  timing of gains  (or  losses)  recognized  by the Fund on straddle  positions.  Generally,  a loss  sustained  on the  disposition  of a position  making up a  straddle  is allowed  only to the extent  that the loss exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or losses are treated as ordinary income or loss:
(1)   gains or losses  attributable  to  fluctuations  in exchange  rates that
         occur   between  the  time  the  Fund   accrues   interest  or  other
         receivables or accrues expenses or other  liabilities  denominated in a  foreign  currency  and the time the Fund  actually  collects  such receivables or pays such liabilities, and
(2)   gains or losses  attributable  to fluctuations in the value of a foreign
         currency   between  the  date  of  acquisition  of  a  debt  security denominated  in  a  foreign  currency  or  foreign  currency  forward contracts and the date of disposition.

      Currency  gains and losses are offset against market gains and losses on each  trade  before  determining  a net  "Section  988" gain or loss under the
Internal  Revenue  Code for that trade,  which may  increase  or decrease  the amount of the Fund's  investment  income  available  for  distribution  to its shareholders.

      Temporary Defensive and Interim  Investments.  In times of unstable or adverse market,  economic  or  political  conditions,  or the Manager believes it is otherwise  appropriate to reduce  holdings in stock, the Fund can invest in a variety of debt securities for defensive purposes.  The Fund can also purchase these  securities for liquidity purposes to meet cash needs due to the redemption of Fund shares,  or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:
o     high-quality    (rated    in    the    top    rating    categories    of
               nationally-recognized  rating  organizations  or  deemed by the
               Manager to be of comparable  quality),  short-term money market instruments,  including  those issued by the U. S.  Treasury or other government agencies,

o     commercial paper  (short-term,  unsecured,  promissory notes of domestic or foreign  companies)  rated in the top rating  category  of a nationally-recognized statistical rating organization,

o     debt obligations of corporate issuers, rated investment-grade  (rated at least Baa by Moody's  Investors  Service,  Inc. or at least BBB by Standard & Poor's  Corporation,  or a  comparable  rating by another rating  organization),  or unrated securities judged by the Manager to have a  comparable  quality to rated  securities in those categories,
o     preferred stocks,
o     certificates  of  deposit  and  bankers'  acceptances  of  domestic  and foreign banks and savings and loan associations, and
o     repurchase agreements.

      Short-term debt  securities  would normally be selected for defensive or cash  management  purposes  because  they can normally be disposed of quickly, are not generally  subject to significant  fluctuations in principal value and their value will be less subject to interest rate risk than  longer-term  debt securities.

      Repurchase  Agreements.  The  Fund can  acquire  securities  subject  to repurchase  agreements.  It  might  do  so  for  liquidity  purposes  to  meet anticipated  redemptions  of Fund  shares,  or pending the  investment  of the proceeds  from sales of Fund shares,  or pending the  settlement  of portfolio securities  transactions,  or for temporary defensive  purposes,  as described below.

      In a  repurchase  transaction,  the  Fund  buys  a  security  from,  and
simultaneously   resells  it  to,  an  approved  vendor  for  delivery  on  an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the  resale  typically  occurs  within  one to  five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the Fund's limits on holding  illiquid  investments.  The Fund will not enter into a  repurchase  agreement  that  causes more than 15% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven days.  There is no limit on the amount of the  Fund's  net assets  that may be subject to repurchase agreements having maturities of seven
 days or less.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act, are  collateralized  by the underlying  security.  The Fund's  repurchase agreements  require  that at all times while the  repurchase  agreement  is in effect,  the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  However, if the vendor fails to pay the resale  price on the  delivery  date,  the Fund may incur  costs in disposing of the collateral  and may  experience  losses if there is any delay
in  its  ability  to  do  so.  The   Manager   will   monitor   the   vendor's
creditworthiness  to  confirm  that the vendor is  financially  sound and will continuously monitor the collateral's value.

      Pursuant to an  Exemptive  Order issued by the  Securities  and Exchange
Commission  (the  "SEC"),  the Fund,  along  with  other  affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances  into one or more joint  repurchase  accounts.  These  balances are invested in one or more repurchase agreements, secured by U.S. government securities.  Securities that are pledged as collateral  for  repurchase  agreements are held by a custodian bank until the agreements mature. Each joint repurchase  arrangement  requires that the market value of the  collateral be  sufficient  to cover  payments of interest and  principal;  however,  in the event of default by the other party to the agreement,  retention or sale of the collateral may be subject to legal proceedings.

Investment  in Other  Investment  Companies.  The Fund can also  invest in the securities of other  investment  companies,  which can include open-end funds, closed-end funds and unit investment  trusts,  subject to the limits set forth in the Investment  Company Act that apply to those types of  investments,  and the following additional limitation:  the Fund cannot invest in the securities of other registered  investment companies or registered unit investment trusts in reliance on sub-paragraph  (F) or (G) of section 12(d)(1) of the Investment
Company Act. For example, the Fund can invest in Exchange-Traded  Funds, which are typically  open-end  funds or unit  investment  trusts,  listed on a stock exchange.  The Fund might do so as a way of gaining  exposure to the  segments of the  equity or  fixed-income  markets  represented  by the  Exchange-Traded
Funds'  portfolio,  at  times  when  the  Fund  may not be  able to buy  those portfolio securities directly.

      Investing  in another  investment  company  may  involve  the payment of substantial  premiums above the value of such investment  company's  portfolio securities  and is subject to limitations  under the  Investment  Company Act.
The Fund does not intend to invest in other  investment  companies  unless the
Manager  believes that the potential  benefits of the  investment  justify the payment of any premiums or sales  charges.  As a shareholder  of an investment company,  the Fund would be subject to its  ratable  share of that  investment company's expenses,  including its advisory and administration  expenses.  The
Fund does not anticipate  investing a substantial  amount of its net assets in shares of other investment companies.

Investment Restrictions

      What  Are  "Fundamental   Policies?"   Fundamental  policies  are  those
policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the  holders  of  more  than  50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus  or this SAI are  "fundamental"  only if they are identified  as such.  The Fund's Board of Trustees can change  non-fundamental
policies  without  shareholder  approval.  However,   significant  changes  to
investment  policies  will be  described  in  supplements  or  updates  to the
Prospectus  or this SAI,  as  appropriate.  The  Fund's  principal  investment policies are described in the Prospectus.

      o What are the Fund's Additional  Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund.

o     The  Fund  cannot  buy  securities  or  other   instruments   issued  or
            guaranteed  by any one issuer if more than 5% of its total  assets would be  invested  in  securities  or other  instruments  of that issuer  or if it would  then own  more  than 10% of that  issuer's voting  securities.  This limitation  applies to 75% of the Fund's total  assets.  The limit does not apply to  securities  issued or guaranteed  by the  U.S.  government  or any  of its  agencies  or instrumentalities or securities of other investment companies.
o     The  Fund  cannot  invest  25% or more of its  total  assets  in any one industry.  That  limit  does not  apply to  securities  issued  or
            guaranteed   by  the  U.S.   government   or  its   agencies   and
            instrumentalities or securities issued by investment companies.
o     The Fund may not borrow money,  except to the extent permitted under the
            Investment  Company Act, the rules or  regulations  thereunder  or any  exemption  therefrom  that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted  from time to time.
o     The Fund  cannot make loans,  except to the extent  permitted  under the
            Investment  Company Act, the rules or  regulations  thereunder  or any  exemption  therefrom  that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted  from time to time.
o     The  Fund  cannot  invest  in  real  estate,   physical  commodities  or
            commodity  contracts,  except to the  extent  permitted  under the
            Investment  Company Act, the rules or  regulations  thereunder  or any exemption  therefrom,  as such statute,  rules or  regulations may be amended or interpreted from time to time.
o     The Fund cannot  underwrite  securities of other companies.  A permitted exception  is in case  the  Fund is  deemed  to be an  underwriter under the  Securities  Act of 1933 when  reselling any  securities held in its own portfolio.
o     The Fund cannot issue senior securities,  except to the extent permitted under  the  Investment  Company  Act,  the  rules  or  regulations thereunder or any exemption therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

      o  Non-Fundamental  Investment  Restrictions.  The following operating policies  of the Fund  are not  fundamental  policies  and,  as  such,  may be changed  by vote  of a  majority  of the  Fund's  Board  of  Trustees  without shareholder approval. These additional restrictions provide that:
o     The Fund cannot  purchase  securities on margin.  However,  the Fund can make margin deposits when using hedging  instruments  permitted by any of its other policies.
o     The Fund  cannot  invest  in  companies  for the  purpose  of  acquiring control or management of those companies.
o     The Fund cannot invest or hold  securities of any issuer if officers and trustees of the Fund or the Manager individually  beneficially own more than 1/2 of 1% of the  securities of that issuer and together own more than 5% of the securities of that issuer.
o     The Fund  cannot  invest  in  interests  in oil,  gas or  other  mineral exploration or development programs.
o     The Fund cannot  pledge,  mortgage or  otherwise  encumber,  transfer or
            assign   any  of  its   assets  to   secure  a  debt.   Collateral
            arrangements  for premium and margin  payments in connection  with hedging instruments are not deemed to be a pledge of assets.
o     The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment
            Company Act.

      As a matter of  non-fundamental  policy, the Fund also may invest all of its  assets  in the  securities  of a single  open-end  management  investment company for which the  Manager or one of its  subsidiaries  or a successor  is adviser  or  sub-adviser,  notwithstanding  any other  fundamental  investment policy or limitation.  The Fund is permitted by this policy (but not required)
to adopt a  "master-feeder"  structure  in which the Fund and  other  "feeder"
funds would invest all of their assets in a single pooled  "master fund" in an effort to take  advantage of potential  efficiencies.  The Fund has no present intention  of  adopting  a  "master-feeder"  structure.  The Fund  would  seek approval of its Board of  Trustees,  and update its  Prospectus  and this SAI, prior to adopting a "master-feeder" structure.

      Unless the  Prospectus or this SAI states that a percentage  restriction applies on an on-going  basis,  it applies  only at the time the Fund makes an investment  (except  in the case of  borrowing  and  investments  in  illiquid securities).  The Fund need not sell securities to meet the percentage  limits if the value of the  investment  increases  in  proportion  to the size of the
Fund.

      For purposes of the Fund's policy not to concentrate  its investments as described above, the Fund has adopted the industry  classifications  set forth in Appendix A to this SAI. That is not a fundamental policy.

     Disclosure of Portfolio Holdings.  The  Fund  has  adopted  policies  and procedures  concerning the  dissemination  of information  about its portfolio holdings by employees,  officers and/or  directors of the Manager  Distributor and Transfer  Agent.  These  policies  are designed to assure that  non-public information  about portfolio  securities is distributed  only for a legitimate business  purpose,  and is done in a manner that (a)  conforms  to  applicable laws and  regulations  and (b) is designed to prevent  that  information  from being  used in a way  that  could  negatively  affect  the  Fund's  investment program or enable third  parties to use that  information  in a manner that is harmful to the Fund.

o     Public  Disclosure.  The Fund's  portfolio  holdings  are made  publicly available  no  later  than 60 days  after  the  close  of each of the
         Fund's  fiscal  quarters  in its  semi-annual  and annual  reports to shareholders,  and in its  Statements  of  Investments  on Form  N-Q.
         Those documents are publicly  available at the SEC. In addition,  the top 20  month-end  holdings  may be posted  on the  OppenheimerFunds'
         website at  www.oppenheimerfunds.com  (select  the Fund's  name under the "View Fund  Information  for:" menu) with a 15-day lag.  The Fund may release a more  restrictive  list of holdings (e.g., the top five or top 10  portfolio  holdings) or may release no holdings if that is in the  best  interests  of the  Fund  and  its  shareholders.  Other general information about the Fund's portfolio  investments,  such as portfolio composition by asset class,  industry,  country,  currency, credit rating or maturity, may also be posted.

      Until   publicly   disclosed,   the  Fund's   portfolio   holdings   are
proprietary,   confidential  business   information.   While  recognizing  the
importance of providing Fund  shareholders with information about their Fund's investments and providing portfolio  information to a variety of third parties to assist with the management,  distribution and administrative  process,  the need for  transparency  must be balanced  against the risk that third  parties who gain access to the Fund's portfolio holdings  information could attempt to use that  information  to trade  ahead of or  against  the Fund,  which  could negatively  affect  the  prices  the  Fund  is  able to  obtain  in  portfolio transactions or the  availability  of the securities  that portfolio  managers are trading on the Fund's behalf.

The Manager and its  subsidiaries  and affiliates,  employees,  officers,  and directors,  shall  neither  solicit  nor  accept  any  compensation  or  other consideration  (including  any agreement to maintain  assets in the Fund or in other  investment  companies  or  accounts  managed  by  the  Manager  or  any affiliated  person of the Manager) in  connection  with the  disclosure of the
Fund's non-public portfolio holdings.  The receipt of investment advisory fees or other  fees  and  compensation  paid to the  Manager  and its  subsidiaries pursuant to agreements  approved by the Fund's Board shall not be deemed to be
"compensation"  or  "consideration"  for these purposes.  It is a violation of
the  Code  of  Ethics  for  any   covered   person  to  release   holdings  in
contravention  of  portfolio  holdings   disclosure  policies  and  procedures
adopted by the Fund.

A list  of  the  top 20  portfolio  securities  holdings  (based  on  invested assets),  listed by security or by issuer,  as of the end of each month may be disclosed to third parties  (subject to the  procedures  below) no sooner than
15 days after month-end.

Except under special limited  circumstances  discussed below,  month-end lists of the Fund's  complete  portfolio  holdings  may be  disclosed no sooner than
30-days after the relevant month-end,  subject to the procedures below. If the
Fund's complete portfolio holdings have not been disclosed publicly,  they may be disclosed  pursuant to special  requests for legitimate  business  reasons, provided that:

o     The  third-party  recipient  must first  submit a request for release of
         Fund  portfolio  holdings,  explaining  the  business  reason for the request;
o     Senior  officers (a Senior  Vice  President  or above) in the  Manager's
         Portfolio and Legal  departments  must approve the completed  request for release of Fund portfolio holdings; and
o     The  third-party  recipient must sign the Manager's  portfolio  holdings non-disclosure  agreement before receiving the data, agreeing to keep information  that is not  publicly  available  regarding  the  Fund's
         holdings   confidential   and  agreeing  not  to  trade  directly  or
         indirectly based on the information.

The Fund's  complete  portfolio  holdings  positions  may be  released  to the following categories of entities or individuals on an ongoing basis,  provided that such  entity or  individual  either (1) has signed an  agreement  to keep such  information  confidential and not trade on the basis of such information or (2) is subject to fiduciary  obligations,  as a member of the Fund's Board, or as an employee,  officer and/or  director of the Manager,  Distributor,  or
Transfer  Agent,  or their  respective  legal  counsel,  not to disclose  such information  except in conformity  with these  policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's  Manager,  Distributor  and  Transfer  Agent who
         need to have  access  to such  information  (as  determined  by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio  pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers,  to obtain bids (price  quotations if securities are not priced by the Fund's regular pricing services).

Portfolio  holdings  information  of the Fund may be provided,  under  limited circumstances,  to brokers  and/or  dealers  with whom the Fund trades  and/or entities  that  provide  investment  coverage  and/or  analytical  information
regarding  the  Fund's   portfolio,   provided  that  there  is  a  legitimate
investment  reason for  providing  the  information  to the broker,  dealer or other  entity.  Month-end  portfolio  holdings  information  may,  under  this procedure,  be  provided  to vendors  providing  research  information  and/or analytics  to the fund,  with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or  analytical  vendor with a 1-2 day lag to facilitate  the provision of requested  investment  information  to the  manager to  facilitate  a  particular  trade or the  portfolio  manager's investment  process for the Fund. Any third party  receiving such  information must first sign the Manager's portfolio holdings  non-disclosure  agreement as a pre-condition to receiving this information.

Portfolio holdings  information  (which may include  information on individual securities  positions or multiple  securities) may be provided to the entities listed below (1) by portfolio  traders  employed by the Manager in  connection with  portfolio  trading,  and (2) by the  members of the  Manager's  Security
Valuation  Group and  Accounting  Departments  in  connection  with  portfolio pricing or other portfolio evaluation purposes:

o     Brokers  and  dealers  in   connection   with   portfolio   transactions
         (purchases and sales)
o     Brokers  and  dealers  to  obtain  bids  or bid  and  asked  prices  (if securities  held by the Fund are not  priced  by the  fund's  regular pricing services)

o     Dealers to obtain price  quotations  where the fund is not identified as the owner.

Portfolio holdings  information  (which may include  information on the Fund's entire portfolio or individual  securities  therein) may be provided by senior officers  of the  Manager  or  attorneys  on the legal  staff of the  Manager,
Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal  process in litigation  matters,  such as responses to subpoenas  or in class action  matters  where the Fund may be part of the plaintiff  class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory  requests for information  (the SEC, NASD,  state
         securities   regulators,   and/or  foreign  securities   authorities,
         including without limitation  requests for information in inspections or for position reporting purposes),
o     To potential  sub-advisers  of portfolios  (pursuant to  confidentiality agreements),
o     To consultants  for retirement  plans for plan  sponsors/discussions  at due diligence meetings (pursuant to confidentiality agreements),
o     Investment  bankers in connection with merger  discussions  (pursuant to confidentiality agreements).

Portfolio  managers and analysts  may,  subject to the  Manager's  policies on communications with the press and other media,  discuss portfolio  information in  interviews  with  members of the  media,  or in due  diligence  or similar meetings  with  clients  or  prospective  purchasers  of Fund  shares or their financial intermediary representatives.

The Fund's  shareholders may, under unusual  circumstances  (such as a lack of liquidity in the Fund's  portfolio to meet  redemptions),  receive  redemption proceeds of their Fund shares  paid as pro rata shares of  securities  held in the  Fund's  portfolio.  In  such  circumstances,  disclosure  of  the  Fund's portfolio holdings may be made to such shareholders.

          Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the Fund's policy as to use of secure e-mail technology.

The  Chief  Compliance  Officer  (the  "CCO")  of the  Fund  and the  Manager,
Distributor,  and Transfer  Agent shall oversee the compliance by the Manager,
Distributor,  Transfer  Agent,  and their  personnel  with these  policies and procedures.  At least  annually,  the CCO shall  report to the Fund's Board on such  compliance  oversight and on the categories of entities and  individuals to which  disclosure  of portfolio  holdings of the Funds has been made during the  preceding  year pursuant to these  policies.  The CCO shall report to the
Fund's Board any material  violation of these policies and  procedures  during the previous calendar quarter and shall make  recommendations  to the Board as to any  amendments  that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Manager  and/or the Fund have entered into  ongoing  arrangements  to make available information about the Fund's portfolio holdings.  One or more of the
Oppenheimer funds may currently disclose portfolio holdings  information based on ongoing arrangements to the following parties:

ABG Securities              Fortis Securities          Pacific Crest Securities
ABN AMRO                    Fox-Pitt, Kelton           Pacific Growth Equities
AG Edwards                  Friedman, Billing, Ramsey  Petrie Parkman
American Technology         Fulcrum Global Partners    Pictet
Research
Auerbach Grayson            Garp Research              Piper Jaffray Inc.
Banc of America Securities  George K Baum & Co.        Prager Sealy & Co.
Barclays                    Goldman Sachs              Prudential Securities
Bear Stearns                HSBC                       Ramirez & Co.
Belle Haven                 ING Barings                Raymond James
Bloomberg                   ISI Group                  RBC Capital Markets
BNP Paribas                 ITG                        RBC Dain Rauscher
BS Financial Services       Janney Montgomery          Research Direct
Buckingham Research Group   Jefferies                  Reuters
Caris & Co.                 JP Morgan Securities       Robert W. Baird
CIBC World Markets          JPP Eurosecurities         Roosevelt & Cross
Citigroup Global Markets    Keefe, Bruyette & Woods    Russell
Collins Stewart             Keijser Securities         Ryan Beck & Co.
Craig-Hallum Capital Group  Kempen & Co. USA Inc.      Sanford C. Bernstein
LLC
Credit Agricole Cheuvreux   Kepler Equities/Julius     Scotia Capital Markets
N.A. Inc.                   Baer Sec
Credit Suisse               KeyBanc Capital Markets    Societe Generale
Cowen & Company             Leerink Swan               Soleil Securities Group
Daiwa Securities            Lehman Brothers            Standard & Poors
Davy                        Loop Capital Markets       Stifel Nicolaus
Deutsche Bank Securities    MainFirst Bank AG          Stone & Youngberg
Dresdner Kleinwort          Makinson Cowell US Ltd     SWS Group
Wasserstein
Emmet & Co                  Maxcor Financial           Taylor Rafferty
Empirical Research          Merrill Lynch              Think Equity Partners
Enskilda Securities         Midwest Research           Thomson Financial
Essex Capital Markets       Mizuho Securities          Thomas Weisel Partners
Exane BNP Paribas           Morgan Stanley             UBS
Factset                     Morningstar                Wachovia Securities
Fidelity Capital Markets    Natexis Bleichroeder       Wescott Financial
Fimat USA Inc.              Ned Davis Research Group   William Blair
First Albany                Nomura Securities          Yieldbook
Fixed Income Securities

How the Fund is Managed

Organization  and  History.  The Fund is an open-end,  diversified  management
investment   company with  an  unlimited   number  of  authorized   shares  of
beneficial interest.  The Fund was organized as a Massachusetts business trust in February 2000.

o     Classes of Shares.  The Trustees  are  authorized,  without  shareholder approval,  to create new series and classes of shares, to reclassify  unissued shares into  additional  series or classes and to divide or combine the shares of a class  into a greater or lesser  number of shares  without  changing  the proportionate  beneficial interest of a shareholder in the Fund. Shares do not have  cumulative  voting rights,  preemptive  rights or  subscription  rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund  currently has five classes of shares:  Class A, Class B, Class
C, Class N and Class Y. All classes invest in the same  investment  portfolio.
Only retirement plans may purchase Class N shares. Only certain  institutional investors may purchase Class Y shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally  have  separate  voting  rights on  matters  in which interests  of one class  are  different  from  interests  of  another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder  meetings,  with fractional shares voting  proportionally, on  matters  submitted  to a vote of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

o     Meetings of  Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual  meetings of  shareholders,  but may hold  shareholder  meetings  from  time to time on important matters or when required to do so by the Investment  Company Act or
 other  applicable  law.   Shareholders   have  the  right,  upon  a  vote  or
 declaration in writing of two-thirds of the  outstanding  shares of the Fund, to  remove  a  Trustee  or to  take  other  action  described  in the  Fund's
 Declaration of Trust.

      The Trustees will call a meeting of  shareholders to vote on the removal of a Trustee  upon the  written  request of the  record  holders of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from at  least 10 shareholders  stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the
Fund's   shareholder   list   available  to  the   applicants  or  mail  their
communication  to all  other  shareholders  at the  applicants'  expense.  The shareholders  making the request must have been  shareholders for at least six months  and  must  hold  shares  of the  Fund  valued  at  $25,000  or more or constituting at least 1% of the Fund's  outstanding  shares.  The Trustees may also take other action as permitted by the Investment Company Act.

o     Shareholder  and  Trustee  Liability.  The Fund's  Declaration  of Trust
contains an express  disclaimer of  shareholder  or Trustee  liability for the
Fund's obligations.  It also provides for indemnification and reimbursement of expenses  out of the  Fund's  property  for any  shareholder  held  personally liable for its  obligations.  The  Declaration  of Trust also states that upon request,  the Fund  shall  assume  the  defense  of any claim  made  against a shareholder  for any act or  obligation  of the Fund  and  shall  satisfy  any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held  personally  liable as a  "partner"  under certain  circumstances.  However,  the risk that a Fund shareholder will incur financial  loss from being held liable as a  "partner"  of the Fund is limited to the relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

      The  Fund's  contractual   arrangements  state  that  any  person  doing
business  with the Fund (and each  shareholder  of the Fund)  agrees under its
Declaration   of  Trust  to  look  solely  to  the  assets  of  the  Fund  for satisfaction  of any claim or demand that may arise out of any  dealings  with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and  Oversight  Committees.  The Fund is governed by a Board
of  Trustees,   which  is   responsible   for   protecting  the  interests  of
shareholders   under   Massachusetts   law.  The  Trustees  meet  periodically
throughout the year to oversee the Fund's activities,  review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit  Committee,  a Regulatory & Oversight
Committee and a Governance  Committee.  Each committee is comprised  solely of
Trustees who are not  "interested  persons" under the  Investment  Company Act
(the "Independent  Trustees").  The members of the Audit Committee are Joel W.
Motley (Chairman),  Mary F. Miller,  Kenneth A. Randall,  Russell S. Reynolds,
Jr.,  Joseph M. Wikler and Peter I. Wold. The Audit  Committee held 6 meetings during the Fund's  fiscal year ended  October 31,  2006.  The Audit  Committee furnishes  the Board  with  recommendations  regarding  the  selection  of the
Fund's independent  registered public accounting firm (also referred to as the
"independent Auditors").  Other main functions of the Audit Committee outlined
in  the  Audit   Committee   Charter,   include,   but  are  not  limited  to:
(i) reviewing  the scope and  results of  financial  statement  audits and the audit  fees  charged;  (ii) reviewing  reports  from  the  Fund's  independent
Auditors  regarding the Fund's  internal  accounting  procedures and controls;
(iii) reviewing   reports  from  the  Manager's   Internal  Audit  Department;
(iv) maintaining   a  separate  line  of  communication   between  the  Fund's
independent   Auditors  and  the  Independent   Trustees;   (v) reviewing  the
independence of the Fund's independent Auditors;  and  (vi) pre-approving  the provision  of any  audit  or  non-audit  services  by the  Fund's  independent
Auditors,   including   tax   services,   that  are  not   prohibited  by  the
Sarbanes-Oxley  Act, to the Fund,  the Manager and certain  affiliates  of the
Manager.

      The members of the Regulatory & Oversight  Committee are Robert G. Galli
(Chairman),  Matthew P. Fink, Phillip A. Griffiths,  Joel W. Motley and Joseph
M. Wikler.  The Regulatory & Oversight  Committee  held 6 meetings  during the
Fund's  fiscal  year ended  October  31,  2006.  The  Regulatory  &  Oversight
Committee  evaluates  and  reports  to the  Board  on the  Fund's  contractual arrangements,  including the Investment Advisory and Distribution  Agreements,
transfer agency and shareholder  service  agreements and custodian  agreements as well as the policies and procedures  adopted by the Fund to comply with the
Investment  Company Act and other  applicable  law,  among other duties as set forth in the Regulatory & Oversight Committee's Charter.

      The  members  of the  Governance  Committee  are  Phillip  A.  Griffiths
(Chairman),  Matthew P. Fink,  Robert G.  Galli,  Mary F.  Miller,  Kenneth A.
Randall,  Russell S. Reynolds, Jr. and Peter I. Wold. The Governance Committee
held 9 meetings  during the Fund's  fiscal year ended  October 31,  2006.  The
Governance  Committee reviews the Fund's governance  guidelines,  the adequacy of the  Fund's  Codes of Ethics,  develops  qualification  criteria  for Board members consistent with the Fund's governance  guidelines,  provides the Board with  recommendations  for voting  portfolio  securities held by the Fund, and monitors  the  Fund's  proxy  voting,  among  other  duties  set  forth in the
Governance Committee's Charter.

      The  Governance  Committee's  functions  also include the  selection and nomination  of Trustees,  including  Independent  Trustees for  election.  The
Governance   Committee   may,   but  need  not,   consider   the   advice  and
recommendation  of the Manager and its affiliates in selecting  nominees.  The full Board elects new Trustees  except for those  instances when a shareholder vote is required.

      To date,  the  Governance  Committee  has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, under the current policy of the Board, if the Board  determines that a vacancy exists or is  likely to exist on the  Board,  the  Governance  Committee  will  consider candidates  for Board  membership  including  those  recommended by the Fund's shareholders.  The Governance  Committee will consider nominees recommended by
Independent  Board members or recommended by any other Board members including
Board members  affiliated  with the Fund's Manager.  The Governance  Committee may,  upon  Board  approval,  retain  an  executive  search  firm to assist in screening potential candidates.  Upon Board approval, the Governance Committee may also use the services of legal,  financial, or other external counsel that it  deems  necessary  or  desirable  in the  screening  process.  Shareholders wishing  to submit a nominee  for  election  to the Board may do so by mailing
their  submission  to  the  offices  of  OppenheimerFunds,   Inc.,  Two  World
Financial  Center,  225  Liberty  Street,  11th  Floor,  New  York,  New  York
10281-1008,  to the attention of the Board of Trustees of Oppenheimer Emerging
Technologies Fund, c/o the Secretary of the Fund.

      Submissions should, at a minimum,  be accompanied by the following:  (1)
the  name,  address,  and  business,   educational,   and/or  other  pertinent
background  of  the  person  being  recommended;  (2) a  statement  concerning whether  the person is an  "interested  person"  as defined in the  Investment
Company  Act;  (3) any other  information  that the Fund would be  required to include  in a  proxy  statement  concerning  the  person  if  he  or  she  was nominated;  and  (4)  the  name  and  address  of the  person  submitting  the recommendation  and,  if that  person is a  shareholder,  the period for which that person held Fund shares.  Shareholders should note that a person who owns securities  issued by Massachusetts  Mutual Life Insurance Company (the parent company  of the  Manager)  would be deemed an  "interested  person"  under the
Investment  Company  Act.  In  addition,   certain  other  relationships  with
Massachusetts  Mutual  Life  Insurance  Company  or  its  subsidiaries,   with
registered broker-dealers,  or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      The Governance  Committee has not  established  specific  qualifications that it  believes  must be met by a Trustee  nominee.  In  evaluating  Trustee
nominees,   the  Governance  Committee  considers,   among  other  things,  an
individual's background,  skills, and experience; whether the individual is an
"interested  person" as defined in the Investment Company Act; and whether the individual  would be deemed an "audit committee  financial  expert" within the meaning of applicable  SEC rules.  The  Governance  Committee  also  considers whether the individual's  background,  skills,  and experience will complement the background,  skills,  and experience of other Trustees and will contribute to the Board.  There are no  differences in the manner in which the Governance
Committee  evaluates  nominees  for  trustees  based on whether the nominee is recommended  by a  shareholder.  Candidates  are  expected to provide a mix of attributes,  experience,  perspective  and  skills  necessary  to  effectively advance the interests of shareholders.

Trustees  and  Officers  of the  Fund.  Except  for  Mr.  Murphy,  each of the
Trustees is an Independent  Trustee. All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):
Oppenheimer AMT-Free Municipals           Oppenheimer Multi-State Municipal Trust
Oppenheimer AMT-Free New York Municipals  Oppenheimer Portfolio Series
Oppenheimer Balanced Fund                 Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester Arizona Municipal

Oppenheimer California Municipal Fund     Fund

                                          Oppenheimer Rochester Maryland

Oppenheimer Capital Appreciation Fund     Municipal Fund

                                          Oppenheimer Rochester Massachusetts
Oppenheimer Developing Markets Fund       Municipal Fund
                                          Oppenheimer Rochester Michigan
Oppenheimer Discovery Fund                Municipal Fund
                                          Oppenheimer Rochester Minnesota
Oppenheimer Dividend Growth Fund          Municipal Fund
                                          Oppenheimer Rochester North Carolina
Oppenheimer Emerging Growth Fund          Municipal Fund
                                          Oppenheimer Rochester Ohio Municipal

Oppenheimer Emerging Technologies Fund    Fund

                                          Oppenheimer Rochester Virginia
Oppenheimer Enterprise Fund               Municipal Fund
Oppenheimer Global Fund                   Oppenheimer Select Value Fund
Oppenheimer Global Opportunities Fund     Oppenheimer Series Fund, Inc.
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Transition 2010 Fund
Oppenheimer Growth Fund                   Oppenheimer Transition 2015 Fund
Oppenheimer   International   Diversified
Fund                                      Oppenheimer Transition 2020 Fund
Oppenheimer International Growth Fund     Oppenheimer Transition 2030 Fund
Oppenheimer International Small Company
Fund                                      OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Value Fund      OFI Tremont Market Neutral Hedge Fund
Oppenheimer Institutional Money Market    Oppenheimer Tremont Market Neutral Fund
Fund                                      LLC
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Money Market Fund, Inc.       Oppenheimer U.S. Government Trust

      In  addition  to  being a Board  member  of each of the  Board I  Funds,
Messrs.  Galli and Wruble are directors or trustees of ten other portfolios in the Oppenheimer fund complex.

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The  sales  charge on Class A shares is waived for that group  because of the reduced  sales  efforts  realized by the
Distributor.

      Messrs.   Gillespie,   Gilston,  Murphy,  Petersen,   Poiesz,  Szilagyi,
Vandehey,  Wixted and Zack and Mss.  Bloomberg  and Ives,  who are officers of the Fund,  hold the same  offices with one or more of the other Board I Funds.
As of  February 9, 2007 the  Trustees  and  officers of the Fund,  as a group, owned of  record  or  beneficially  less than 1% of any class of shares of the
Fund.  The foregoing  statement  does not reflect  ownership of shares held of record by an employee  benefit plan for  employees of the Manager,  other than the shares  beneficially  owned  under that plan by the  officers  of the Fund listed above. In addition,  none of the Independent Trustees (nor any of their immediate  family  members)  owns  securities  of either  the  Manager  or the
Distributor  of the  Board I Funds or of any  entity  directly  or  indirectly controlling,  controlled  by or under  common  control with the Manager or the
Distributor.

      Biographical  Information.  The Trustees and officers,  their  positions
with  the  Fund,   length  of  service  in  such   position(s)  and  principal
occupations and business  affiliations during at least the past five years are listed in the charts  below.  The charts also include  information  about each
Trustee's  beneficial share ownership in the Fund and in all of the registered investment  companies that the Trustee  oversees in the Oppenheimer  family of funds ("Supervised  Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial,  Colorado 80112-3924.  Each Trustee serves for an indefinite  term,  or until his or her  resignation,  retirement,  death or removal.

-------------------------------------------------------------------------------------------
                                   Independent Trustees
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Name, Position(s)   Principal Occupation(s) During the Past 5     Dollar      Aggregate
                                                                             Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares     Beneficially
Held with the       Years; Other Trusteeships/Directorships     Beneficially   Owned in
Fund, Length of     Held; Number of Portfolios in the Fund       Owned in     Supervised
Service, Age        Complex Currently Overseen                   the Fund       Funds
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                                                                 As of December 31, 2006

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Brian F. Wruble,    General Partner of Odyssey  Partners,  L.P. $1-$10,000  Over $100,000
Chairman of the     (hedge   fund)  (since   September   1995);
Board of Trustees   Director  of  Special  Value  Opportunities
since 2007,         Fund, LLC (registered  investment  company)
Trustee since 2005  (since    September    2004);    Investment
Age: 63             Advisory  Board Member of Zurich  Financial
                    Services  (insurance) (since October 2004);
                    Board of Governing  Trustees of The Jackson
                    Laboratory   (non-profit)   (since   August
                    1990);   Trustee  of  the   Institute   for
                    Advanced  Study   (non-profit   educational
                    institute)   (since  May   1992);   Special
                    Limited   Partner  of  Odyssey   Investment
                    Partners,  LLC (private equity  investment)
                    (January  1999-September 2004) and Managing
                    Principal  (1997- December  1998);  Trustee
                    of Research  Foundation of AIMR (2000-2002)
                    (investment     research,      non-profit);
                    Governor,  Jerome Levy Economics  Institute
                    of  Bard  College  (August   1990-September
                    2001)  (economics  research);  Director  of
                    Ray  &  Berendtson,  Inc.  (May  2000-April
                    2002) (executive search firm).  Oversees 59
                    portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Matthew P. Fink,    Trustee  of  the   Committee  for  Economic None        Over $100,000
Trustee since 2005  Development  (policy  research  foundation)
Age: 66             (since  2005);  Director  of ICI  Education
                    Foundation (education  foundation) (October
                    1991-August   2006);   President   of   the
                    Investment    Company    Institute   (trade
                    association)   (October   1991-June  2004);
                    Director  of ICI Mutual  Insurance  Company
                    (insurance   company)  (October   1991-June
                    2004).   Oversees  49   portfolios  in  the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Robert G. Galli,    A director or trustee of other  Oppenheimer None        Over $100,000
Trustee since 2000  funds.   Oversees  59   portfolios  in  the
Age: 73             OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Phillip A.          Distinguished   Presidential   Fellow   for None        None
Griffiths,          International   Affairs  (since  2002)  and
Trustee since 2000  Member   (since   1979)  of  the   National
Age: 68             Academy  of  Sciences;  Council  on Foreign
                    Relations  (since  2002);  Director  of GSI
                    Lumonics Inc.  (precision medical equipment
                    supplier)  (since 2001);  Senior Adviser of
                    The  Andrew  W.  Mellon  Foundation  (since
                    2001);  Chair of Science  Initiative  Group
                    (since   1999);   Member  of  the  American
                    Philosophical    Society    (since   1996);
                    Trustee of Woodward  Academy  (since 1983);
                    Foreign  Associate  of Third World  Academy
                    of Sciences;  Director of the Institute for
                    Advanced  Study  (1991-2004);  Director  of
                    Bankers   Trust   New   York    Corporation
                    (1994-1999);  Provost  at  Duke  University
                    (1983-1991).  Oversees 49 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Mary F. Miller,     Trustee of the American Symphony  Orchestra None        Over $100,000
Trustee since 2004  (not-for-profit)  (since October 1998); and

Age: 64             Senior Vice  President and General  Auditor
                    of  American  Express  Company   (financial
                    services   company)   (July   1998-February
                    2003).   Oversees  49   portfolios  in  the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Joel W. Motley,     Director  of  Columbia   Equity   Financial None        Over $100,000

Trustee since 2002  Corp.  (privately-held  financial  adviser)
Age: 54             (since 2002);  Managing Director of Carmona
                    Motley,  Inc.   (privately-held   financial
                    adviser)  (since  January  2002);  Managing
                    Director  of Carmona  Motley  Hoffman  Inc.
                    (privately-held      financial     adviser)
                    (January  1998-December  2001);  Member  of
                    the  Finance  and Budget  Committee  of the
                    Council   on   Foreign    Relations,    the
                    Investment   Committee  of  the   Episcopal
                    Church   of   America,    the    Investment
                    Committee  and Board of Human  Rights Watch
                    and the  Investment  Committee  of Historic
                    Hudson  Valley.  Oversees 49  portfolios in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Kenneth A.          Director   of  Dominion   Resources,   Inc. None        Over $100,000
Randall,            (electric    utility    holding    company)

Trustee since 2000  (February    1972-October   2005);   Former
Age: 79             Director  of  Prime  Retail,   Inc.   (real
                    estate investment  trust),  Dominion Energy
                    Inc.   (electric   power   and  oil  &  gas
                    producer),   Lumberman's   Mutual  Casualty
                    Company,   American   Motorists   Insurance
                    Company and American  Manufacturers  Mutual
                    Insurance  Company;  Former  President  and
                    Chief  Executive  Officer of The Conference
                    Board,  Inc.  (international  economic  and
                    business research).  Oversees 49 portfolios
                    in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Russell S.          Chairman of The Directorship  Search Group, None        $10,001-$50,000
Reynolds, Jr.,      Inc. (corporate  governance  consulting and
Trustee since 2000  executive  recruiting)  (since 1993);  Life
Age: 75             Trustee of International  House (non-profit
                    educational     organization);     Founder,
                    Chairman  and Chief  Executive  Officer  of
                    Russell    Reynolds    Associates,     Inc.
                    (1969-1993);  Banker  at J.P.  Morgan & Co.
                    (1958-1966);    1st   Lt.   Strategic   Air
                    Command,   U.S.   Air  Force   (1954-1958).
                    Oversees    49     portfolios     in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Joseph M. Wikler,   Director of the  following  medical  device None        Over $100,000
Trustee since 2005  companies:   Medintec   (since   1992)  and
Age: 65             Cathco  (since  1996);  Director  of  Lakes
                    Environmental   Association  (since  1996);
                    Member of the  Investment  Committee of the
                    Associated  Jewish  Charities  of Baltimore
                    (since 1994);  Director of  Fortis/Hartford
                    mutual    funds    (1994-December    2001).
                    Oversees    49     portfolios     in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Peter I. Wold,      President  of  Wold  Oil  Properties,  Inc. None        Over $100,000
Trustee since 2005  (oil  and gas  exploration  and  production
Age: 59             company)  (since  1994);   Vice  President,
                    Secretary   and  Treasurer  of  Wold  Trona
                    Company,  Inc.  (soda  ash  processing  and
                    production)  (since 1996);  Vice  President
                    of Wold Talc  Company,  Inc.  (talc mining)
                    (since    1999);    Managing    Member   of
                    Hole-in-the-Wall  Ranch  (cattle  ranching)
                    (since 1979);  Director and Chairman of the
                    Denver  Branch of the Federal  Reserve Bank
                    of Kansas City  (1993-1999);  and  Director
                    of    PacifiCorp.     (electric    utility)
                    (1995-1999).  Oversees 49 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

      Mr. Murphy is an "Interested  Trustee" because he is affiliated with the
Manager by virtue of his  positions as an officer and director of the Manager, and as a shareholder of its parent  company.  The address of Mr. Murphy is Two
World Financial  Center,  225 Liberty Street,  11th Floor,  New York, New York
10281-1008.  Mr. Murphy  serves as a Trustee for an indefinite  term, or until his  resignation,  retirement,  death  or  removal  and as an  officer  for an indefinite term, or until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------
                              Interested Trustee and Officer
-------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Name, Position(s)  Principal Occupation(s) During the Past 5       Dollar     Aggregate
                                                                                Dollar
                                                                               Range Of
                                                                  Range of      Shares
                                                                   Shares    Beneficially
Held with Fund,    Years; Other Trusteeships/Directorships      Beneficially   Owned in
Length of          Held; Number of Portfolios in the Fund         Owned in    Supervised
Service, Age       Complex Currently Overseen                     the Fund      Funds
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                                 As of December 31, 2006

------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

John V. Murphy,    Chairman,   Chief   Executive   Officer  and $10,001-$50,0Over $100,000
Trustee since      Director  (since  June  2001) and  President
2001 and           (since   September  2000)  of  the  Manager;
President and      President  and  a  director  or  trustee  of
Principal          other  Oppenheimer   funds;   President  and
Executive Officer  Director of  Oppenheimer  Acquisition  Corp.
since 2001         ("OAC")  (the   Manager's   parent   holding
Age: 57            company)  and  of  Oppenheimer   Partnership
                   Holdings,  Inc. (holding company  subsidiary
                   of the Manager) (since July 2001);  Director
                   of   OppenheimerFunds    Distributor,   Inc.
                   (subsidiary of the Manager)  (since November
                   2001);  Chairman and Director of Shareholder
                   Services,  Inc. and of Shareholder Financial
                   Services,  Inc. (transfer agent subsidiaries
                   of   the   Manager)   (since   July   2001);
                   President  and Director of  OppenheimerFunds
                   Legacy  Program  (charitable  trust  program
                   established  by  the  Manager)  (since  July
                   2001);  Director of the following investment
                   advisory  subsidiaries  of the Manager:  OFI
                   Institutional   Asset   Management,    Inc.,
                   Centennial  Asset  Management   Corporation,
                   Trinity  Investment  Management  Corporation
                   and Tremont Capital Management,  Inc. (since
                   November    2001),     HarbourView     Asset
                   Management   Corporation   and  OFI  Private
                   Investments,   Inc.   (since   July   2001);
                   President   (since  November  1,  2001)  and
                   Director  (since  July 2001) of  Oppenheimer
                   Real Asset Management,  Inc.; Executive Vice
                   President  of   Massachusetts   Mutual  Life
                   Insurance  Company  (OAC's  parent  company)
                   (since  February  1997);   Director  of  DLB
                   Acquisition   Corporation  (holding  company
                   parent of  Babson  Capital  Management  LLC)
                   (since June 1995);  Member of the Investment
                   Company   Institute's   Board  of  Governors
                   (since  October 3,  2003);  Chief  Operating
                   Officer of the Manager (September  2000-June
                   2001);  President  and Trustee of MML Series
                   Investment Fund and MassMutual  Select Funds
                   (open-end  investment  companies)  (November
                   1999-November  2001);  Director of C.M. Life
                   Insurance  Company  (September   1999-August
                   2000);  President,  Chief Executive  Officer
                   and   Director   of  MML  Bay   State   Life
                   Insurance  Company  (September   1999-August
                   2000);  Director of Emerald Isle Bancorp and
                   Hibernia    Savings    Bank    (wholly-owned
                   subsidiary  of Emerald Isle  Bancorp)  (June
                   1989-June  1998).  Oversees 96 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------

      The  addresses  of the  officers in the chart below are as follows:  for
Messrs.  Gillespie,  Gilston,  Poiesz  and Zack and Ms.  Bloomberg,  Two World
Financial  Center,  225  Liberty  Street,  11th  Floor,  New  York,  New  York
10281-1008, for Messrs. Petersen,  Szilagyi, Vandehey and Wixted and Ms. Ives,
6803 S. Tucson Way, Centennial,  Colorado 80112-3924.  Each officer serves for an  indefinite  term or until  his or her  resignation,  retirement,  death or removal.

--------------------------------------------------------------------------------------
                             Other Officers of the Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Name, Position(s) Held  Principal Occupation(s) During Past 5 Years
with Fund, Length of
Service, Age
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

David Poiesz,           Senior Vice President of the Manager since June 2004; senior
Vice President and      portfolio manager at Merrill Lynch. (October 2002-May 2004);
Portfolio Manager       founding partner of RiverRock Capital LLC, a hedge fund
since 2004              product, (April 1999-July 2001); portfolio manager at
Age:  48                Jennison Associates, (November 1992-March 1999). An officer of 3 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Alan Gilston,           Vice President of the Manager since September 1997.
Vice President and
Portfolio Manager
since 1997
Age:  48

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice  President  and Chief  Compliance  Officer of the
Vice    President   and Manager    (since    March   2004);    Vice    President   of
Chief        Compliance OppenheimerFunds   Distributor,    Inc.,   Centennial   Asset
Officer since 2004      Management Corporation and Shareholder Services,  Inc. (since
Age: 56                 June 1983).  Former Vice  President  and Director of Internal
                        Audit of the Manager  (1997-February  2004). An officer of 96 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President  and  Treasurer of the Manager  (since
Treasurer and           March 1999);  Treasurer of the following:  HarbourView  Asset
Principal Financial &   Management   Corporation,   Shareholder  Financial  Services,
Accounting Officer      Inc.,  Shareholder  Services,  Inc.,  Oppenheimer  Real Asset
since 2000              Management    Corporation,    and   Oppenheimer   Partnership
Age: 46                 Holdings,  Inc. (since March 1999), OFI Private  Investments,
                        Inc. (since March 2000), OppenheimerFunds  International Ltd.
                        (since May 2000),  OppenheimerFunds plc (since May 2000), OFI
                        Institutional  Asset Management,  Inc. (since November 2000),
                        and   OppenheimerFunds   Legacy  Program   (charitable  trust
                        program  established  by  the  Manager)  (since  June  2003);
                        Treasurer  and Chief  Financial  Officer of OFI Trust Company
                        (trust company  subsidiary of the Manager)  (since May 2000);
                        Assistant  Treasurer  of  the  following:  OAC  (since  March
                        1999),Centennial    Asset   Management   Corporation   (March
                        1999-October  2003)  and   OppenheimerFunds   Legacy  Program
                        (April  2000-June   2003);   Principal  and  Chief  Operating
                        Officer  of  Bankers  Trust   Company-Mutual   Fund  Services
                        Division   (March   1995-March   1999).   An  officer  of  96
                        portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian Petersen,         Assistant  Vice President of the Manager (since August 2002);
Assistant Treasurer     Manager/Financial   Product   Accounting   of   the   Manager
since 2004              (November  1998-July  2002).  An officer of 96  portfolios in
Age: 36                 the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian C. Szilagyi,      Assistant  Vice  President of the Manager  (since July 2004);
Assistant Treasurer     Director of Financial  Reporting and Compliance of First Data
since 2005              Corporation (April 2003-July 2004);  Manager of Compliance of
Age: 36                 Berger  Financial Group LLC (May 2001-March  2003);  Director
                        of Mutual Fund  Operations  at American Data  Services,  Inc.
                        (September  2000-May  2001).  An officer of 96  portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Robert G. Zack,         Executive  Vice  President  (since  January 2004) and General
Secretary since 2001    Counsel  (since March 2002) of the Manager;  General  Counsel
Age: 58                 and  Director  of  the  Distributor  (since  December  2001);
                        General Counsel of Centennial  Asset  Management  Corporation
                        (since  December  2001);  Senior Vice  President  and General
                        Counsel of HarbourView  Asset Management  Corporation  (since
                        December  2001);  Secretary and General Counsel of OAC (since
                        November 2001);  Assistant  Secretary  (since September 1997)
                        and  Director  (since  November  2001)  of   OppenheimerFunds
                        International Ltd. and  OppenheimerFunds  plc; Vice President
                        and  Director  of  Oppenheimer   Partnership  Holdings,  Inc.
                        (since  December  2002);  Director of Oppenheimer  Real Asset
                        Management,   Inc.  (since   November   2001);   Senior  Vice
                        President,   General  Counsel  and  Director  of  Shareholder
                        Financial  Services,  Inc.  and  Shareholder  Services,  Inc.
                        (since  December  2001);   Senior  Vice  President,   General
                        Counsel and  Director of OFI Private  Investments,  Inc.  and
                        OFI Trust Company (since  November  2001);  Vice President of
                        OppenheimerFunds  Legacy  Program  (since June 2003);  Senior
                        Vice  President  and  General  Counsel  of OFI  Institutional
                        Asset  Management,  Inc. (since  November 2001);  Director of
                        OppenheimerFunds   (Asia)  Limited  (since   December  2003);
                        Senior  Vice  President  (May  1985-December   2003),  Acting
                        General Counsel (November  2001-February  2002) and Associate
                        General  Counsel  (May  1981-October  2001)  of the  Manager;
                        Assistant Secretary of the following:  Shareholder  Services,
                        Inc.  (May   1985-November   2001),   Shareholder   Financial
                        Services,    Inc.   (November    1989-November   2001),   and
                        OppenheimerFunds  International Ltd. (September 1997-November
                        2001).  An officer of 96 portfolios  in the  OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  (since  June  1998) and Senior  Counsel  and
Assistant Secretary     Assistant  Secretary  (since  October  2003) of the  Manager;
since 2001              Vice President  (since 1999) and Assistant  Secretary  (since
Age: 41                 October  2003) of the  Distributor;  Assistant  Secretary  of
                        Centennial  Asset  Management   Corporation   (since  October
                        2003); Vice President and Assistant  Secretary of Shareholder
                        Services,   Inc.   (since  1999);   Assistant   Secretary  of
                        OppenheimerFunds  Legacy  Program and  Shareholder  Financial
                        Services,  Inc. (since December 2001);  Assistant  Counsel of the  Manager  (August  1994-October  2003).  An officer of 96 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice  President and Associate  Counsel of the Manager  (since
Assistant Secretary     May 2004);  First Vice  President  (April  2001-April  2004),
since 2004              Associate   General  Counsel   (December   2000-April  2004),
Age: 39                 Corporate Vice President (May 1999-April  2001) and Assistant
                        General  Counsel (May  1999-December  2000) of UBS  Financial
                        Services  Inc.  (formerly,   PaineWebber  Incorporated).   An
                        officer of 96 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior Vice President and Deputy General Counsel of the
Assistant Secretary     Manager (since September 2004); Mr. Gillespie held the
since 2004              following positions at Merrill Lynch Investment Management:
Age: 43                 First Vice President (2001-September 2004); Director
                        (2000-September 2004) and Vice President (1998-2000). An
                        officer of 96 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------

o   Remuneration  of  the  Officers  and  Trustees.  The  officers  and  the interested  Trustee of the Fund, who are affiliated with the Manager,  receive no salary or fee from the Fund. The Independent  Trustees'  compensation  from the Fund,  shown below,  is for serving as a Trustee and member of a committee
(if  applicable),  with  respect to the Fund's  fiscal year ended  October 31,
2006.  The  total  compensation  from the Fund  and  fund  complex  represents compensation,  including accrued retirement benefits, for serving as a Trustee and member of a committee (if  applicable) of the Boards of the Fund and other
funds  in  the  OppenheimerFunds   complex  during  the  calendar  year  ended
December 31, 2006.

--------------------------------------------------------------------------------------

Name and Other Fund      Aggregate                     Estimated          Total
                                       Retirement
                                        Benefits
                       Compensation    Accrued as       Annual        Compensation
Position(s) (as          From the     Part of Fund   Benefits Upon    From the Fund
applicable)               Fund(1)     Expenses(15)   Retirement(2)  and Fund Complex

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                        Fiscal year ended October                      Year ended
                                 31, 2006                           December 31, 2006

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)         $271           None        $49,899 (4)     $241,260 (5)
Chairman of the Board

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Clayton K. Yeutter(6)     $454(7)         None         $103,146         $173,700

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Matthew P. Fink            $297           None          $9,646          $113,472
Governance Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Robert G. Galli
Regulatory &
Oversight Committee        $338           None        $107,096(8)     $264,812 (9)
Chairman

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths     $394(10)         None          $42,876          $150,760
Governance Committee

Chairman and
Regulatory &

Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mary F. Miller             $279           None          $11,216         $106,792

Audit Committee
Member and Governance
Committee Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joel W. Motley          $394(11)          None          $27,099         $150,760
Audit Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall         $351         None(12)        $91,953         $134,080
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,
Jr.
Audit Committee            $288           None          $72,817         $110,120
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler(13)      $269(14)        None          $26,121          $99,080
Audit Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Peter I. Wold(13)          $269           None          $26,121          $99,080
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
1.    "Aggregate  Compensation  From the  Fund"  includes  fees  and  deferred compensation, if any.
2.    "Estimated  Annual Benefits Upon Retirement" is based on a straight life payment plan  election  with the  assumption  that a Trustee will retire at the  age of 75 and is  eligible  (after  7 years  of  service)  to  receive retirement  plan  benefits  with  respect  to  certain  Board  I  Funds  as described below under "Retirement Plan for Trustees."

3.    Mr. Wruble was appointed as Trustee of the Board I Funds on October 10,
   2005 and became Chairman of the Board I Funds on January 1, 2007.
4.    Includes $45,544 estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
5.    Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
6.    Mr. Yeutter retired as Chairman of the Board of Trustees of the Board I
   Funds effective December 31, 2006.
7.    Includes $114 deferred by Mr. Yeutter under the "Compensation Deferral
   Plan" described below.
8.    Includes $49,811 estimated  benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other  Oppenheimer  funds that are not Board
   I Funds
9.    Includes  $135,500  paid to Mr.  Galli  for  serving  as a  director  or trustee of 10 other Oppenheimer  funds (at December 31,  2006) that are not
   Board I Funds.
10.   Includes  $394  deferred  by  Mr.  Griffiths  under  the   "Compensation
   Deferral  Plan" described below.
11.   Includes $158 deferred by Mr.  Motley under the  "Compensation  Deferral
   Plan" described below.

12.   Due to actuarial considerations,  no additional retirement benefits were accrued with respect to Mr. Randall.

13.   Mr. Wikler and Mr. Wold were elected as Board members of 23 of the Board I
   Funds,  including the Fund as of August 17, 2005.  They had served as Board members of 10 other Board I Funds prior to that date.
14.   Includes $134 deferred by Mr.  Wilker under the  "Compensation  Deferral
   Plan" described below.

15.   As a  result  of the  Fund's  current  asset  levels  and  accrual methodology,  no retirement  benefits  were accrued as expenses  during the current year.

o     Retirement  Plan for  Trustees.  The Board I Funds  adopted a retirement plan that provides for payments to retired Independent Trustees.  Payments are up to 80% of the average  compensation  paid during a Trustee's  five years of service in which the highest  compensation was received.  A Trustee must serve as  director  or trustee for any of the Board I Funds for at least seven years to be eligible  for  retirement  plan  benefits and must serve for at least 15 years to be  eligible  for the  maximum  benefit.  The  Board has  frozen  the retirement  plan with  respect to new  accruals as of  December  31, 2006 (the
"Freeze  Date").  Retirees  as of the  Freeze  Date will  continue  to receive benefits  under the previous  terms of the Plan.  Each Trustee  continuing  to serve on the Board of any of the Board I Funds  after the  Freeze  Date  (each such  Trustee  a  "Continuing  Board  Member")  may  elect to have his  frozen benefit  (i.e.,  an amount  equivalent to the  actuarial  present value of his benefit under the  retirement  plan as of the Freeze Date) (i) paid at once or over time, (ii) rolled into the Compensation Deferral Plan described below, or (iii) in the case of Continuing Board Members having at least 7 years of service as of the Freeze Date paid in the form of an annual benefit or joint and survivor annual benefit.  The Board determined to freeze the retirement plan after considering a recent trend among corporate boards of directors to forego retirement plan payments in favor of current compensation.

o     Compensation  Deferral  Plan.  The Board of Trustees has adopted a
Compensation  Deferral  Plan for  Independent  Trustees  that  enables them to elect to  defer  receipt  of all or a  portion  of the  annual  fees  they are entitled  to  receive  from  certain  Board  I  Funds.  Under  the  plan,  the compensation  deferred  by a Trustee  is  periodically  adjusted  as though an equivalent  amount  had been  invested  in shares  of one or more  Oppenheimer funds  selected by the Trustee.  The amount paid to the Trustee under the plan will be  determined  based upon the amount of  compensation  deferred  and the performance of the selected funds.

      Deferral  of the  Trustees'  fees  under  the plan  will not  materially affect a Fund's  assets,  liabilities  or net income per share.  The plan will not  obligate  a fund to retain  the  services  of any  Trustee  or to pay any particular  level of compensation to any Trustee.  Pursuant to an Order issued by the SEC, a fund may invest in the funds  selected by the Trustee  under the plan without  shareholder  approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

      Major  Shareholders.  As of  February  9,  2007,  the only  persons or entities who owned of record or were known by the Fund to own  beneficially 5%
or more of any class of the Fund's outstanding shares were:

      MG Trust Cust.,  Sunbury Motor Company 401K, 700 17th Street, Suite 300,
      Denver,  CO 80202-3531,  which owed 77,153.114  Class N shares (6.17% of the Class N shares then outstanding).

      RPSS TR,  Air  System  Engineering  Inc.  401K  Plan,  3602 S. Pine St.,
      Tacoma WA 98409-5705,  which owned  89,307.857  Class N shares (7.14% of the Class N shares then outstanding).

      RPSS TR,  Greystar  Management  Services  LP 401K  Plan,  3411  Richmond
      Avenue, Suite 200, Houston, TX 77046-3412,  which owned 80,922.725 Class
      N shares (6.47% of the Class N shares then outstanding).

      Taynik & Co. C/O Investors Bank & Trust,  FPG90, P.O. Box 9130,  Boston,
      MA  02117-9130,  which owned  671,726.885  Class Y shares (99.98% of the
      Class Y shares then outstanding).

      The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

o     Code of Ethics.  The Fund, the Manager and the  Distributor  have a Code of Ethics.  It is designed to detect and prevent improper  personal trading by certain employees,  including portfolio  managers,  that would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons include persons with knowledge of the  investments  and  investment  intentions of the
Fund and other funds  advised by the  Manager.  The Code of Ethics does permit personnel  subject to the Code to invest in securities,  including  securities that  may  be  purchased  or  held  by  the  Fund,  subject  to  a  number  of restrictions  and  controls.  Compliance  with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the  Fund's  registration  statement filed  with  the  SEC and can be  reviewed  and  copied  at the  SEC's  Public
Reference Room in Washington,  D.C. You can obtain information about the hours
of   operation   of  the  Public   Reference   Room  by  calling  the  SEC  at
1.202.942.8090.  The Code of Ethics  can also be viewed as part of the  Fund's registration  statement  on the SEC's  EDGAR  database  at the SEC's  Internet website at  www.sec.gov.  Copies may be obtained,  after paying a  duplicating
fee,   by   electronic    request   at   the   following    E-mail    address:
publicinfo@sec.gov.,  or by writing  to the SEC's  Public  Reference  Section,
Washington, D.C. 20549-0102.

o     Portfolio  Proxy  Voting.  The Fund has adopted  Portfolio  Proxy Voting
Policies and Procedures,  which include Proxy Voting  Guidelines,  under which the Fund votes proxies  relating to securities  ("portfolio  proxies") held by the Fund. The Fund's primary  consideration in voting portfolio proxies is the financial  interests of the Fund and its  shareholders.  The Fund has retained an  unaffiliated  third-party  as its  agent  to  vote  portfolio  proxies  in accordance with the Fund's Proxy Voting  Guidelines and to maintain records of
such  portfolio  proxy  voting.   The  Portfolio  Proxy  Voting  Policies  and
Procedures  include provisions to address conflicts of interest that may arise between  the Fund and the  Manager or the  Manager's  affiliates  or  business relationships.  Such a conflict of interest may arise, for example,  where the
Manager or an affiliate of the Manager  manages or administers the assets of a pension plan or other investment  account of the portfolio company  soliciting the proxy or seeks to serve in that  capacity.  The Manager and its affiliates generally  seek to avoid such  conflicts by  maintaining  separate  investment decision making  processes to prevent the sharing of business  objectives with respect  to  proposed  or actual  actions  regarding  portfolio  proxy  voting decisions.  Additionally,  the Manager  employs the following two  procedures:
(1) if the proposal that gives rise to the conflict is specifically  addressed in the Proxy Voting  Guidelines,  the Manager will vote the portfolio proxy in accordance  with  the  Proxy  Voting  Guidelines,  provided  that  they do not provide  discretion  to the Manager on how to vote on the  matter;  and (2) if such proposal is not specifically  addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines  provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party  proxy voting agent's general  recommended  guidelines on the proposal provided that the Manager has reasonably  determined  that there is no  conflict  of interest on the part of the proxy voting agent. If neither of the previous two procedures  provides an appropriate  voting  recommendation,  the  Manager  may retain an  independent fiduciary  to advise the  Manager on how to vote the  proposal  or may abstain from voting. The Proxy Voting  Guidelines'  provisions with respect to certain routine and non-routine proxy proposals are summarized below:
o     The  Fund  generally  votes  with  the  recommendation  of the  issuer's

         management  on  routine  matters,   including   ratification  of  the
         independent  registered public accounting firm, unless  circumstances indicate otherwise.
o     The Fund  evaluates  nominees for director  nominated by management on a case-by-case  basis,  examining the following factors,  among others:
         Composition  of the  board and key board  committees,  attendance  at
         board  meetings,   corporate   governance   provisions  and  takeover
         activity,  long-term company performance and the nominee's investment in the company.
o     In general,  the Fund opposes  anti-takeover  proposals and supports the
         elimination,   or  the  ability  of   shareholders  to  vote  on  the
         preservation  or  elimination,  of  anti-takeover  proposals,  absent unusual circumstances.
o     The Fund supports shareholder  proposals to reduce a super-majority vote
         requirement,    and   opposes   management   proposals   to   add   a
         super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The  Fund  opposes  re-pricing  of  stock  options  without  shareholder approval.
o     The Fund generally  considers executive  compensation  questions such as stock option plans and bonus plans to be ordinary business  activity.
         The Fund analyzes stock option plans, paying particular  attention to their dilutive effect.  While the Fund generally supports  management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX,  with its complete  proxy voting record for the 12 months  ended June 30th,  no later than  August 31st of each year.  The Fund's  Form N-PX filing is  available  (i)  without  charge,  upon request,  by calling  the Fund  toll-free  at  1.800.525.7048  and (ii) on the
SEC's website at www.sec.gov.

o     The  Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services to the Fund under an  investment  advisory agreement  between the Manager and the Fund.  The Manager  selects  securities for the Fund's  portfolio and handles its day-to-day  business.  The portfolio managers  of the Fund are  employed by the Manager and are the persons who are
principally   responsible   for  the  day-to-day   management  of  the  Fund's
portfolio.  Other members of the Manager's Equity Portfolio Department provide the  portfolio  managers  with  counsel  and  support in  managing  the Fund's portfolio.

      The agreement requires the Manager,  at its expense, to provide the Fund with adequate  office space,  facilities and  equipment.  It also requires the
Manager to provide and supervise  the  activities  of all  administrative  and clerical personnel required to provide effective  administration for the Fund.
Those  responsibilities  include the  compilation  and  maintenance of records with  respect to its  operations,  the  preparation  and  filing of  specified reports,  and composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by
the  Fund.  The  major  categories  relate  to  interest,   taxes,   brokerage
commissions,  fees to certain  Trustees,  legal and audit expenses,  custodian and transfer  agent  expenses,  share  issuance  costs,  certain  printing and registration  costs and non-recurring  expenses,  including  litigation costs.
The  management  fees paid by the Fund to the  Manager are  calculated  at the rates  described  in the  Prospectus,  which are  applied to the assets of the
Fund as a whole.  The fees are  allocated  to each class of shares  based upon the relative  proportion of the Fund's net assets  represented  by that class.
The  management  fees paid by the Fund to the  Manager  during  its last three fiscal years were:

--------------------------------------------------------------------------------
 Fiscal Year ended 10/31:        Management Fees Paid to OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2004                                    $1,840,255
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2005                                    $1,409,866
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           2006                                    $1,301,942

--------------------------------------------------------------------------------

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

      The agreement  permits the Manager to act as investment  adviser for any other  person,  firm or  corporation  and to use  the  name  "Oppenheimer"  in connection with other investment  companies for which it may act as investment adviser  or  general  distributor.  If the  Manager  shall  no  longer  act as investment  adviser to the Fund,  the  Manager may  withdraw  the right of the
Fund to use the name "Oppenheimer" as part of its name.

 Portfolio   Managers.   The  Fund's  portfolio  is  managed  by  a  portfolio
management team comprised of David Poiesz, Alan Gilston,  Scott Phillips,  Ash
Shah and  Subrata  Ghose (each is referred  to as a  "Portfolio  Manager"  and collectively they are referred to as the "Portfolio  Managers").  They are the persons  who are  responsible  for the  day-to-day  management  of the  Fund's investments.

      o    Other  Accounts  Managed.  In addition  to  managing  the Fund's investment  portfolio,  each Portfolio  Manager also manages other  investment portfolios  and  accounts  on behalf of the  Manager  or its  affiliates.  The following table provides  information,  as of October 31, 2006,  regarding the other  portfolios  managed  by  each  Portfolio  Manager.  No  account  has  a performance-based advisory fee:

     As of October 31, 2006, Messrs. Ghose, Phillips and Shah did not manage any other fund or account.
------------------------------------------------------------

   Portfolio Manager Registered Total     Other        Total    Other   Total
                                                     Assets in
                               Assets in               Other
                               Registered Pooled      Pooled             Assets
                     InvestmentInvestment InvestmentInvestment          in Other
                     Companies Companies  Vehicles   Vehicles   AccountsAccounts
                      Managed  Managed(1) Managed   Managed(2)  Managed Managed(2)

                   ------------------------------------------------------------
   ----------------------------------------------------------------------------

   David Poiesz        4       $4,444.2    None     None        None    None

   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Alan Gilston        1       $220.9      None     None        None    None

   ----------------------------------------------------------------------------

   ----------------------------------------------------------------------------

   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   ----------------------------------------------------------------------------

     1. In millions.

     2. Does not include  personal  accounts  of  portfolio  managers  and their families, which are subject to the Code of Ethics.

     As indicated above, some of the

     Portfolio Managers also manage other funds and accounts.

     Potentially,  at times,  those  responsibilities  could  conflict  with the interests of the Fund.  That may occur whether the investment  strategies of the other fund or account are the same as, or different from, the Fund's  investment objectives  and  strategies.  For  example,  the  Portfolio  Manager may need to allocate investment  opportunities  between the Fund and another fund or account having similar objectives or strategies,  or he may need to execute transactions for another  fund or account  that could have a negative  impact on the value of securities  held by the Fund. Not all funds and accounts  advised by the Manager have the same management fee. If the management fee structure of another fund or account is more  advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's  compliance  procedures and Code of Ethics recognize the Manager's fiduciary  obligations to treat all of its clients,  including the Fund,  fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client  over  another.  It is  possible,  of course,  that those  compliance procedures  and the Code of  Ethics  may not  always  be  adequate  to do so. At different times,  one or more of the Fund's Portfolio  Managers may manage other funds or accounts with investment  objectives and strategies that are similar to those of the Fund,  or may manage funds or accounts with  investment  objectives and strategies that are different from those of the Fund.

     Compensation of the Portfolio  Managers.  The Fund's Portfolio Managers are
employed and  compensated  by the  Manager,  not the Fund.  Under the  Manager's
compensation  program for its portfolio managers and portfolio  analysts,  their compensation  is based  primarily on the investment  performance  results of the funds and accounts  they  manage,  rather than on the  financial  success of the
Manager.  This is  intended  to align  the  portfolio  managers'  and  analysts'
interests  with the success of the funds and accounts and their  investors.  The
Manager's

   ----------------------------------------------------------------------------

     compensation  Range  structure  is designed  to attract  and retain  highly qualified investment management  professionals and to reward individual and team contributions  toward creating  shareholder  value. As of October 31, 2006, each
Portfolio Manager's  compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and  appreciation  rights in regard to the common stock of the Manager's holding company parent.

     Senior  portfolio  managers  may also be  eligible  to  participate  in the
Manager's deferred compensation plan.

     The base pay component of each portfolio  manager is reviewed  regularly to ensure that it reflects the performance of the individual,  is commensurate with the requirements of the particular  portfolio,  reflects any specific competence or specialty of the individual manager, and is competitive with other comparable
positions,   to  help  the  Manager  attract  and  retain  talent.   The  annual
discretionary  bonus is  determined  by senior  management of the Manager and is based on a number of of factors,  Shares  including a Beneficia  fund's  pre-tax
Owned lly  performance  in the for  periods of Fund up to five  years,  measured against an appropriate  benchmark  selected by management.  The Lipper benchmark with  respect  to the Fund is Lipper - Science  &  Technology  Funds.  Other
factors include management quality (such as style consistency,  risk management, sector coverage,  team leadership and coaching) and organizational  development.
The  Portfolio  Managers'  compensation  is not based on the total  value of the
Fund's portfolio assets, although the Fund's investment performance may increase those  assets.  The  compensation  structure is also  intended to be  internally equitable and serve to reduce  potential  conflicts of interest between the Fund and other funds and accounts managed by the Portfolio Managers. The compensation structure of the other funds  managed by the  Portfolio  Managers is the same as the compensation structure of the Fund, described above.

     o Ownership of Fund Shares.  As of October 31, 2006, the Portfolio  Manager
beneficially owned shares of the Fund as follows:

        Portfolio Manager              Range of Shares Beneficially
                                                Owned in the Fund
                                           ---------------------------
            ----------------------------------------------------------

            David Poiesz                     $50,001 -$100,000

            ----------------------------------------------------------
                                           ---------------------------
            Alan Gilston                     $1 - $10,000
            ----------------------------------------------------------
            ----------------------------------------------------------

            Scott Phillips                       None

            ----------------------------------------------------------
            ----------------------------------------------------------

            Ash Shah                         $1 - $10,000

            ----------------------------------------------------------
            ----------------------------------------------------------

            Subrata Ghose                    $1- $10,000

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement.  One of the duties of the  Manager  under the  investment  advisory  agreement  is to arrange the
portfolio   transactions  for  the  Fund.  The  advisory   agreement  contains
provisions  relating to the employment of  broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory  agreement to employ  broker-dealers,  including  "affiliated  brokers,"  as that term is defined in the Investment  Company Act, that the Manager  thinks,  in its best judgment based on all relevant factors,  will implement the policy of the Fund to  obtain,  at  reasonable  expense,  the  "best  execution"  of  the  Fund's portfolio  transactions.  "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided.  The Manager need not seek competitive  commission  bidding.  However, it is expected to be
aware  of  the  current  rates  of  eligible   brokers  and  to  minimize  the
commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement,  in choosing brokers to execute portfolio  transactions  for the Fund,  the Manager may select  brokers (other than  affiliates)  that provide both  brokerage  and research  services to the
Fund.  The  commissions  paid to those  brokers  may be  higher  than  another
qualified   broker  would   charge,   if  the  Manager   makes  a  good  faith
determination  that the  commission is fair and  reasonable in relation to the services provided.

      Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the  provisions of the investment  advisory agreement and other applicable rules and procedures described below.

      The  Manager's   portfolio   traders   allocate   brokerage  based  upon
recommendations  from the  Manager's  portfolio  managers,  together  with the portfolio  traders'  judgment as to the execution  capability of the broker or dealer.  In certain  instances,  portfolio  managers may directly place trades and allocate  brokerage.  In either case,  the  Manager's  executive  officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an  exchange is the primary  market are generally done with  principals or market  makers.  In transactions  on  foreign  exchanges,  the Fund may be  required  to pay fixed brokerage  commissions  and therefore would not have the benefit of negotiated commissions  that are available in U.S.  markets.  Brokerage  commissions  are
paid  primarily  for   transactions  in  listed   securities  or  for  certain
fixed-income agency transactions executed in the secondary market.  Otherwise, brokerage  commissions  are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option  transaction,  the Fund ordinarily  uses the same  broker for the  purchase  or sale of the option and any transaction in the securities to which the option relates.

      Other accounts  advised by the Manager have investment  policies similar to those of the Fund.  Those  other  accounts  may  purchase  or sell the same securities  as the Fund at the same time as the Fund,  which could  affect the supply and price of the  securities.  If two or more  accounts  advised by the
Manager  purchase the same security on the same day from the same dealer,  the transactions  under  those  combined  orders  are  averaged  as to  price  and allocated in accordance  with the purchase or sale orders  actually placed for each account.  When possible,  the Manager tries to combine  concurrent orders to  purchase  or sell  the same  security  by more  than  one of the  accounts managed  by the  Manager  or its  affiliates.  The  transactions  under  those combined  orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1  under the  Investment  Company Act  prohibits  any fund from compensating  a broker or dealer for promoting or selling the fund's shares by
(1)  directing  to  that  broker  or  dealer  any  of  the  fund's   portfolio
transactions,  or (2)  directing  any  other  remuneration  to that  broker or dealer,  such as  commissions,  mark-ups,  mark  downs or other  fees from the fund's portfolio transactions,  that were effected by another broker or dealer
(these  latter  arrangements  are  considered  to  be  a  type  of  "step-out"
transaction).  In other words,  a fund and its  investment  adviser cannot use the fund's brokerage for the purpose of rewarding  broker-dealers  for selling the fund's shares.

      However,  the  Rule  permits  funds  to  effect  brokerage  transactions through  firms that also sell fund shares,  provided  that certain  procedures are  adopted to prevent a quid pro quo with  respect  to  portfolio  brokerage allocations.  As  permitted  by the Rule,  the Manager has adopted  procedures
(and the Fund's Board of Trustees has approved those  procedures)  that permit the Fund to direct  portfolio  securities  transactions  to brokers or dealers that also promote or sell shares of the Fund,  subject to the "best execution"
considerations  discussed above. Those procedures are designed to prevent: (1)
the Manager's  personnel  who effect the Fund's  portfolio  transactions  from taking  into  account a broker's or  dealer's  promotion  or sales of the Fund shares when allocating the Fund's  portfolio  transactions,  and (2) the Fund,
the  Manager  and  the   Distributor   from   entering   into   agreements  or
understandings  under which the  Manager  directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement,  to any broker or dealer in consideration  of that broker's or dealer's  promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The  investment  advisory  agreement  permits  the  Manager to  allocate
brokerage  for  research  services.   The  research  services  provided  by  a
particular  broker  may be  useful  both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates.  Investment  research may be  supplied  to the  Manager  by the  broker  or by a third  party at the instance of a broker through which trades are placed.

      Investment   research  services  include  information  and  analysis  on particular  companies and industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio  evaluations,  analytical software  and  similar  products  and  services.  If a research  service  also assists the Manager in a  non-research  capacity (such as bookkeeping or other
administrative  functions),   then  only  the  percentage  or  component  that
provides assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.

      Although  the  Manager  currently  does not do so, the Board of Trustees may permit the Manager to use stated  commissions  on  secondary  fixed-income agency  trades to obtain  research  if the broker  represents  to the  Manager that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was executed by the broker on an agency basis at the stated  commission, and (iii)  the trade is not a  riskless  principal  transaction.  The Board of
Trustees  may also  permit  the  Manager  to use  commissions  on  fixed-price offerings to obtain  research,  in the same manner as is permitted  for agency transactions.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplement  the research  activities of the Manager.  That  research  provides additional views and comparisons for  consideration,  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

      During the fiscal years ended October 31, 2004,  2005 and 2006, the Fund paid the total brokerage  commissions indicated in the chart below. During the fiscal year ended October 31, 2006,  the Fund paid $334,587 in  commissions to firms that provide  brokerage  and research  services to the Fund with respect to $219,907,682 of aggregate  portfolio  transactions.  All such  transactions were on a "best  execution"  basis,  as  described  above.  The  provision  of research  services was not  necessarily  a factor in the placement of all such transactions.

-------------------------------------------------------------------------
                               Total Brokerage Commissions Paid by the

  Fiscal Year Ended 10/31:                      Fund*

-------------------------------------------------------------------------
-------------------------------------------------------------------------
            2004                              $1,308,580
-------------------------------------------------------------------------
-------------------------------------------------------------------------

            2005                              $ 783,329

-------------------------------------------------------------------------
-------------------------------------------------------------------------

            2006                              $ 450,895

-------------------------------------------------------------------------
  * Amounts do not include spreads or commissions on principal transactions on a net trade basis.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal  underwriter in the continuous public offering of the Fund's classes of shares.  The Distributor  bears the expenses normally  attributable  to  sales,  including  advertising  and  the  cost  of printing  and mailing  prospectuses,  other than those  furnished  to existing shareholders.  The  Distributor is not obligated to sell a specific  number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

------------------------------------------
Fiscal       Aggregate        Class A
             Front-End       Front-End
Year       Sales Charges   Sales Charges
Ended       on Class A      Retained by

 10/31:       Shares       Distributor*

------------------------------------------
------------------------------------------
  2004       $378,241        $125,639
------------------------------------------
------------------------------------------
  2005       $236,570         $78,182
------------------------------------------
---------------------------------------------

  2006       $244,009         $78,793

---------------------------------------------

* Includes  amounts  retained by a  broker-dealer  that is an  affiliate  or a parent of the Distributor.

-----------------------------------------------------------------------------
Fiscal     Concessions on  Concessions on   Concessions on   Concessions on
Year       Class A Shares  Class B Shares   Class C Shares   Class N Shares
Ended       Advanced by      Advanced by     Advanced by      Advanced by

 10/31:     Distributor*    Distributor*     Distributor*     Distributor*

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2004        $14,638         $356,992         $54,243          $14,783
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2005        $10,223         $223,838         $23,845           $7,308
-----------------------------------------------------------------------------
----------------------------------------------------------------------------

  2006         $9,039         $177,938         $21,866          $2,715

----------------------------------------------------------------------------

*  The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class
B, Class C and Class N shares from its own resources at the time of sale.

----------------------------------------------------------------------------

Fiscal        Class A          Class B         Class C          Class N
             Contingent      Contingent       Contingent      Contingent
Year       Deferred Sales  Deferred Sales   Deferred Sales  Deferred Sales
Ended         Charges          Charges         Charges          Charges
10/31:      Retained by      Retained by     Retained by      Retained by
            Distributor      Distributor     Distributor      Distributor

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  2004          $426          $191,404          $9,480          $1,061
----------------------------------------------------------------------------
----------------------------------------------------------------------------
  2005          $410          $174,908          $4,561          $2,328
----------------------------------------------------------------------------
--------------------------------------------------------------------------------

   2006         $7,810        $135,378          $3,807            $485

--------------------------------------------------------------------------------

      Distribution and Service Plans. The Fund has adopted a Service Plan for
Class A shares and  Distribution  and Service Plans for Class B, Class C and
Class N shares under Rule 12b-1 of the  Investment  Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution  and/or  servicing  of the  shares  of the particular  class.  Each  plan has  been  approved  by a vote of the  Board of
Trustees, including a majority of the Independent Trustees(1), cast in  person at a meeting called for the purpose of voting on that plan.

      Under the Plans,  the Manager and the  Distributor  may make payments to affiliates.  In their  sole  discretion,  they may also from time to time make substantial  payments from their own resources,  which include the profits the
Manager  derives  from  the  advisory  fees it  receives  from  the  Fund,  to compensate brokers,  dealers,  financial institutions and other intermediaries for providing distribution  assistance and/or administrative  services or that otherwise  promote sales of the Fund's shares.  These payments,  some of which may be referred to as "revenue  sharing,"  may relate to the Fund's  inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described  below,  the plan  continues in effect  from year to year but only if the  Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

      The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be  approved by  shareholders  of the class  affected  by  the  amendment.  Because  Class  B  shares  of  the  Fund automatically  convert into Class A shares 72 months after purchase,  the Fund must  obtain  the  approval  of both  Class A and Class B  shareholders  for a proposed  material  amendment  to the  Class  A  plan  that  would  materially increase  payments under the plan.  That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports  on the  plans to the  Board of  Trustees  at least quarterly for its review.  The reports shall detail the amount of all payments made under a plan and the  purpose  for which the  payments  were made.  Those reports are subject to the review and approval of the Independent Trustees.

      Each  plan  states  that  while  it  is in  effect,  the  selection  and nomination of those Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the  discretion  of the  Independent  Trustees.  This does not prevent the  involvement  of others in the selection  and  nomination process  as long as the  final  decision  as to  selection  or  nomination  is approved by a majority of the Independent Trustees.

      Under the plans for a class,  no payment  will be made to any  recipient in any period in which the  aggregate  net asset  value of all Fund  shares of that class held by the recipient for itself and its customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the Independent Trustees.

o     Class A  Service  Plan  Fees.  Under  the  Class  A  service  plan,  the
Distributor  currently uses the fees it receives from the Fund to pay brokers,
dealers  and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The services  include, among  others,  answering  customer  inquiries  about the Fund,  assisting  in
establishing  and  maintaining   accounts  in  the  Fund,  making  the  Fund's
investment  plans available and providing other services at the request of the
Fund or the Distributor.  The Class A service plan permits  reimbursements  to the  Distributor  at a rate of up to 0.25% of  average  annual  net  assets of
Class A  shares.  The Board has set the rate at that  level.  The  Distributor does not receive or retain the  service fee on Class A shares in accounts  for which the Distributor has been listed as the  broker-dealer  of record.  While the plan  permits  the  Board to  authorize  payments  to the  Distributor  to reimburse  itself for services  under the plan, the Board has not yet done so, except  in the case of the  special  arrangement  described  below,  regarding
grandfathered   retirement   accounts.   The  Distributor  makes  payments  to
recipients  periodically  at an annual rate not to exceed 0.25% of the average annual net assets  consisting  of Class A shares  held in the  accounts of the recipients or their customers.

      With  respect to  purchases  of Class A shares  subject to a  contingent deferred sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"), the Distributor currently  intends to pay the  service  fee to  recipients  in advance for the first year after the  shares are  purchased.  During the first year the shares are sold, the Distributor  retains the service fee to reimburse itself for the
costs  of   distributing   the  shares.   After  the  first  year  shares  are
outstanding,   the  Distributor  makes  service  fee  payments  to  recipients periodically  on those shares.  The advance  payment is based on the net asset value of shares  sold.  Shares  purchased  by  exchange do not qualify for the advance  service fee payment.  If Class A shares  purchased  by  grandfathered retirement  accounts are redeemed  during the first year after their purchase, the  recipient  of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance  payment of the service fee made on those shares.

      For the fiscal year ended  October 31, 2006  payments  under the Class A plan totaled  $177,770,  of which $1,459 was retained by the Distributor under the arrangement described above, regarding grandfathered  retirement accounts, and  included  $16,657  paid  to an  affiliate  of  the  Distributor's  parent company.  Any  unreimbursed  expenses the  Distributor  incurs with respect to
Class A shares in any fiscal year cannot be  recovered  in  subsequent  years.
The  Distributor  may not use payments  received under the Class A plan to pay any of its interest expenses,  carrying charges,  or other financial costs, or allocation of overhead.

o     Class B, Class C and Class N Distribution  and Service Plan Fees.  Under
each plan,  distribution  and service  fees are computed on the average of the net asset value of shares in the respective class,  determined as of the close of each  regular  business day during the period.  Each plan  provides for the
Distributor  to be  compensated  at a flat  rate,  whether  the  Distributor's distribution  expenses  are  more or less  than the  amounts  paid by the Fund under the plan  during  the  period  for  which the fee is paid.  The types of services that  recipients  provide are similar to the services  provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the  asset-based  sales charges  and  the  service  fees or to pay  recipients  the  service  fee on a
periodic  basis,   without  payment  in  advance.   However,  the  Distributor
currently  intends to pay the  service  fee to  recipients  in advance for the first year after Class B, Class C and Class N shares are purchased.  After the first year Class B, Class C or Class N shares  are  outstanding,  after  their purchase,  the  Distributor  makes service fee payments  periodically on those shares.  The advance  payment is based on the net asset value of shares  sold.
Shares  purchased  by exchange  do not  qualify  for the  advance  service fee payment.  If Class B, Class C or Class N shares are redeemed  during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those  shares.  Class B, Class C or Class N shares may not be purchased by a new investor  directly  from the  Distributor without  the  investor  designating  another  registered  broker-dealer.  If a current  investor  no  longer  has  another  broker-dealer  of  record  for an
existing  account,   the  Distributor  is  automatically   designated  as  the
broker-dealer  of  record,  but  solely  for  the  purpose  of  acting  as the investor's  agent to purchase  the shares.  In those  cases,  the  Distributor retains  the  asset-based  sales  charge  paid on Class B, Class C and Class N shares,  but does not retain any service fees as to the assets  represented by that account.

      The  asset-based  sales  charge and service  fees  increase  Class B and
Class C expenses by 1.00% and the  asset-based  sales  charge and service fees increase  Class  N  expenses  by  0.50%  of the  net  assets  per  year of the respective classes.

      The  Distributor  retains the  asset-based  sales  charge on Class B and
Class N shares. The Distributor  retains the asset-based sales charge on Class
C shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding  for a year or more.  If a dealer has a special  agreement with the  Distributor,  the Distributor will pay the Class B, Class C or Class
N service fee and the asset-based  sales charge to the dealer  periodically in lieu of paying the sales  concession and service fee in advance at the time of purchase.

      The  asset-based  sales  charge  on Class B,  Class C and Class N shares allow  investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charge to the Distributor for its services  rendered in distributing  Class B, Class C and Class N shares.  The  payments  are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  concessions  and/or  the  advance of the service fee  payment to  recipients  under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
o     employs personnel to support  distribution of Class B, Class C and Class
         N shares,
o     bears  the  costs  of sales  literature,  advertising  and  prospectuses
         (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to  adequately  compensate  dealers  that sell  Class B,
         Class C and Class N shares without  receiving payment under the plans and  therefore  may not be able to offer such Classes for sale absent the plans,
o     receives  payments under the plans  consistent with the service fees and asset-based  sales charges paid by other  non-proprietary  funds that charge 12b-1 fees,
o     may use the  payments  under  the plan to  include  the Fund in  various third-party  distribution  programs  that may increase  sales of Fund shares,
o     may  experience  increased  difficulty  selling  the  Fund's  shares  if payments  under the plan are  discontinued  because  most  competitor
         funds  have  plans  that  pay  dealers  for  rendering   distribution
         services  as much or more than the  amounts  currently  being paid by the Fund, and
o     may not be able to continue providing,  at the same or at a lesser cost, the same  quality  distribution  sales  efforts and  services,  or to obtain such services  from brokers and dealers,  if the plan payments were to be discontinued.

      During a calendar year,  the  Distributor's  actual  expenses in selling
Class B, Class C and Class N shares may be more than the  payments it receives from the contingent  deferred sales charges  collected on redeemed  shares and from the  asset-based  sales charges paid to the Distributor by the Fund under the distribution and service plans.  Those excess expenses are carried over on the  Distributor's  books and may be recouped  from  asset-based  sales charge payments  from  the  Fund  in  future  years.  However,  the  Distributor  has voluntarily  agreed to cap the amount of expenses  under the plans that may be carried  over from year to year and  recouped  that relate to (i) expenses the
Distributor  has  incurred  that  represent  compensation  and expenses of its sales  personnel  and (ii) other direct  distribution  costs it has  incurred,
such  as  sales  literature,   state   registration   fees,   advertising  and
prospectuses  used to offer Fund shares.  The cap on the  carry-over  of those categories  of expenses is set at 0.70% of annual gross sales of shares of the
Fund.  If  those  categories  of  expenses  exceed  the  capped  amount,   the
Distributor  bears the excess  costs.  If the Class B, Class C or Class N plan were to be terminated by the Fund,  the Fund's Board of Trustees may allow the
Fund to continue  payments of the asset-based  sales charge to the Distributor for distributing shares prior to the termination of the plan.

--------------------------------------------------------------------------------
   Distribution and Service Fees Paid to the Distributor for the Fiscal Year

                                Ended 10/31/06

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Class:      Total Payments      Amount       Distributor's    Distributor's
                                                  Aggregate      Unreimbursed
                                                Unreimbursed     Expenses as %
                                Retained by    Expenses Under    of Net Assets
                 Under Plan     Distributor         Plan           of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Plan    $465,607(1)       $362,648       $10,342,476        28.02%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Plan    $176,515(2)       $24,951        $1,116,437          6.56%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Plan     $20,247(3)        $9,914          $92,605           2.34%

--------------------------------------------------------------------------------

1.    Includes  $9,592  paid  to an  affiliate  of  the  Distributor's  parent company.
2.    Includes  $9,487  paid  to an  affiliate  of  the  Distributor's  parent company.
3.    Includes  $1,584  paid  to an  affiliate  of  the  Distributor's  parent company.

      All payments under the plans are subject to the  limitations  imposed by the Conduct  Rules of the NASD on payments of  asset-based  sales  charges and service fees.

Payments to Fund Intermediaries

      Financial  intermediaries  may receive  various forms of compensation or reimbursement  from the Fund in the form of 12b-1 plan  payments as  described in the  preceding  section  of this SAI.  They may also  receive  payments  or concessions  from the  Distributor,  derived  from sales  charges  paid by the clients  of the  financial  intermediary,  also  as  described  in  this  SAI.
Additionally,  the Manager and/or the Distributor (including their affiliates)
may make  payments  to  financial  intermediaries  in  connection  with  their offering  and  selling  shares  of  the  Fund  and  other  Oppenheimer  funds, providing  marketing or promotional  support,  transaction  processing  and/or administrative  services.  Among the financial intermediaries that may receive these  payments  are  brokers  and  dealers who sell and/or hold shares of the
Fund,  banks  (including  bank  trust  departments),   registered   investment
advisers,  insurance companies,  retirement plan and qualified tuition program administrators,  third party administrators,  and other institutions that have selling,  servicing or similar  arrangements  with the Manager or Distributor.
The  payments  to  intermediaries  vary by the  types  of  product  sold,  the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial  intermediaries include, without limitation, those discussed below.

o     Payments  made by the Fund, or by an investor  buying or selling  shares of the Fund may include:

o     depending  on the share  class  that the  investor  selects,  contingent deferred sales charges or initial front-end sales charges,  all or a portion of which  front-end  sales  charges are payable by the  Distributor to financial  intermediaries  (see "About Your
               Account" in the Prospectus);

o     ongoing asset-based  payments  attributable to the share class selected, including  fees payable  under the Fund's  distribution  and/or service  plans  adopted  under Rule 12b-1 under the  Investment
               Company  Act,  which  are  paid  from  the  Fund's  assets  and allocated  to the class of  shares  to which  the plan  relates
               (see "About the Fund -- Distribution and Service Plans" above);
o     shareholder   servicing  payments  for  providing  omnibus   accounting,
               recordkeeping,   networking,   sub-transfer   agency  or  other
               administrative or shareholder  services,  including  retirement plan and 529 plan administrative  services fees, which are paid from the assets of a Fund as  reimbursement  to the  Manager or
               Distributor for expenses they incur on behalf of the Fund.
o     Payments  made by the  Manager or  Distributor  out of their  respective resources and assets,  which may include  profits the Manager derives from  investment  advisory fees paid by the Fund.  These payments are made at the discretion of the Manager and/or the  Distributor.  These payments,  often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.
o     These types of payments may reflect  compensation for marketing support, support  provided  in  offering  the Fund or other  Oppenheimer
               funds   through   certain   trading   platforms  and  programs,
               transaction processing or other services;
o     The Manager and Distributor each may also pay other  compensation to the extent  the  payment  is  not  prohibited  by  law  or  by  any self-regulatory  agency,  such as the NASD.  Payments  are made
               based  on  the  guidelines   established  by  the  Manager  and
               Distributor, subject to applicable law.

      These payments may provide an incentive to financial  intermediaries  to actively  market  or  promote  the  sale  of  shares  of  the  Fund  or  other
Oppenheimer  funds, or to support the marketing or promotional  efforts of the
Distributor  in offering  shares of the Fund or other  Oppenheimer  funds.  In addition,  some types of payments may provide a financial intermediary with an incentive  to  recommend  the  Fund or a  particular  share  class.  Financial intermediaries  may earn  profits on these  payments,  since the amount of the payment  may  exceed  the cost of  providing  the  service.  Certain  of these
payments  are  subject  to  limitations   under   applicable  law.   Financial
intermediaries  may  categorize  and  disclose  these  arrangements  to  their clients  and  to  members  of  the  public  in a  manner  different  from  the disclosures  in the  Fund's  Prospectus  and this  SAI.  You  should  ask your financial  intermediary  for  information  about any payments it receives from the Fund,  the Manager or the  Distributor  and any services it  provides,  as well as the fees and commissions it charges.

      Although  brokers  or  dealers  that sell Fund  shares may also act as a broker or dealer in  connection  with the execution of the purchase or sale of portfolio  securities  by the Fund or other  Oppenheimer  funds,  a  financial intermediary's  sales of shares of the Fund or such other Oppenheimer funds is not a  consideration  for the  Manager  when  choosing  brokers  or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue  sharing  payments  can pay for  distribution-related  or  asset retention items including, without limitation,

o     transactional  support,  one-time  charges for setting up access for the
               Fund or other Oppenheimer funds on particular  trading systems, and paying the intermediary's networking fees;

o      program support,  such as expenses related to including the Oppenheimer funds in retirement  plans,  college  savings plans,  fee-based advisory or wrap fee  programs,  fund  "supermarkets",  bank or
               trust  company  products  or  insurance   companies'   variable
               annuity or variable life insurance products;

o     placement  on  the  dealer's   list  of  offered   funds  and  providing
               representatives  of the Distributor  with access to a financial
               intermediary's  sales  meetings,   sales   representatives  and
               management representatives.

      Additionally,  the Manager or  Distributor  may make  payments  for firm support,  such as business planning assistance,  advertising,  and educating a financial  intermediary's  sales  personnel  about the  Oppenheimer  funds and shareholder financial planning needs.

      For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

Advantage Capital Corp./Financial       Advest, Inc.
Services Corp.
Aegon USA                               Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.               AIG Life
Allianz Life Insurance Company          Allmerica Financial Life Insurance
                                        and Annuity Co.

Allstate Financial Advisers             American Enterprise Life Insurance
American General Securities, Inc.       American General Annuity
Ameriprise Financial Services, Inc.     American Portfolio Financial

                                        Services, Inc.

Ameritas Life Insurance Corporation     Annuity Investors Life
Associated Securities                   AXA Advisers
Banc One Securities Corp.               BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                Charles Schwab - Great West Life
Chase Investment Services Corp.         CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)    CitiStreet
Citizens Bank of Rhode Island           CJM Planning Corp.
Columbus Life Insurance Company         Commonwealth Financial Network
CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company   Financial Network (ING)
First Global Capital                    GE Financial Assurance - GE Life &

                                        Annuity
Glenbrook Life and Annuity Co.          Hartford
HD Vest                                 HSBC Brokerage (USA) Inc.
ING Financial Advisers                  ING Financial Partners
Jefferson Pilot Life Insurance Company  Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.         Kemper Investors Life Insurance Co.
Legend Equities Corp.                   Legg Mason
Lincoln Benefit Life                    Lincoln Financial
Lincoln Investment Planning, Inc.       Lincoln National Life
Linsco Private Ledger                   MassMutual Financial Group and
                                        affiliates
McDonald Investments, Inc.              Merrill Lynch & Co. and affiliates
MetLife and affiliates                  Minnesota Life Insurance Company
Mony Life Insurance Co.                 Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                   Mutual Service Corporation
National Planning Holdings, Inc.        Nationwide and affiliates
NFP                                     New York Life Securities, Inc.
Park Avenue Securities LLC              PFS Investments, Inc.
Prime Capital Services, Inc.            Primevest Financial Services, Inc.
                                        (ING)
Protective Life Insurance Co.           Prudential Investment Management
                                        Services LLC

Raymond James & Associates              Raymond James Financial Services
RBC Dain Rauscher Inc.                  Royal Alliance
Securities America Inc.                 Security Benefit Life Insurance Co.
Sentra Securities                       Signator Investments
Sun Life Assurance Company of Canada    SunAmerica Securities, Inc.
SunTrust Securities                     Thrivent
Travelers Life & Annuity Co., Inc.      UBS Financial Services Inc.
Union Central Life Insurance Company    United Planners
Valic Financial Advisers, Inc.          Wachovia Securities LLC
Walnut Street Securities (Met Life      Waterstone Financial Group

Network)
Wells Fargo Investments, LLC

      For the year ended December 31, 2006, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.        ACS HR Solutions LLC
Administrative Management Group         ADP Broker/Dealer Inc.
Aetna Financial Services                Alliance Benefit Group
American Stock Transfer & Trust Co      Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC      Banc One Securities Corp.
BCG Securities                          Benefit Administration Company LLC
Benefit Administration Inc.             Benefit Plans Administrative
                                        Services
Benetech Inc.                           Bisys Retirement Services
Boston Financial Data Services Inc.     Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                Charles Schwab Trust Company
Circle Trust Company                    Citigroup Global Markets Inc.
CitiStreet                              City National Bank
Columbia Funds Distributor Inc.         CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                   Digital Retirement Solutions
DST Systems Inc.                        Dyatech LLC

Edgewood/Federated Investments          ERISA Administrative Services Inc.
Expert Plan Inc.                        FASCore, LLC
FBD Consulting Inc.                     Fidelity Institutional Operations

                                        Co.
Fidelity Investments                    First National Bank of Omaha
First Trust Corp.                       First Trust-Datalynx
Franklin Templeton                      Geller Group LTD
GoldK Inc.                              Great West Life & Annuity Ins Co.
Hartford Life Insurance Co              Hewitt Associates LLC
ICMA-RC Services LLC                    Independent Plan Coordinators Inc.
ING                                     Ingham Group
Interactive Retirement Systems          Invesco Retirement Plans
Invesmart                               InWest Pension Management
John Hancock Life Insurance Co.         JPMorgan Chase & Co
JPMorgan Chase Bank                     July Business Services
Kaufman & Goble                         Leggette & Company Inc.
Lincoln National Life                   MassMutual Financial Group and
                                        affiliates
Matrix Settlement & Clearance Services  Mellon HR Solutions
Mercer HR Services                      Merrill Lynch & Co., Inc.
Metavante 401(k) Services               Metlife Securities Inc.
MFS Investment Management               Mid Atlantic Capital Corp.
Milliman Inc.                           Morgan Stanley Dean Witter Inc.
National City Bank                      National Financial Services Corp.
Nationwide Investment Service Corp.     New York Life Investment Management
Northeast Retirement Services           Northwest Plan Services Inc.
Pension Administration and Consulting   PFPC Inc.
Plan Administrators Inc.                PlanMember Services Corporation
Princeton Retirement Group Inc.         Principal Life Insurance Co
Programs for Benefit Plans Inc.         Prudential Retirement Insurance &
                                        Annuity Co.
Prudential Retirement Services          PSMI Group
Putnam Investments                      Quads Trust Company
RSM McGladrey Retirement Resources      SAFECO
Standard Insurance Co                   Stanley Hunt DuPree Rhine
Stanton Group Inc.                      State Street Bank & Trust
Strong Capital Management Inc.          Symetra Investment Services Inc.
T Rowe Price Associates                 Taylor Perky & Parker LLC
Texas Pension Consultants               The 401(K) Company
The Chicago Trust Company               The Retirement Plan Company LLC
The Vanguard Group                      TruSource
Unified Fund Services Inc.              Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)               Valic Retirement Services Co
Wachovia Bank NA                        Web401k.com
Wells Fargo Bank NA                     Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include "cumulative total return,"  "average  annual total return,"  "average annual total return at net asset  value" and "total  return at net asset  value." An  explanation  of how total  returns are  calculated  is set forth below.  The charts below show the
Fund's  performance  as of the Fund's  most recent  fiscal  year end.  You can obtain current  performance  information by calling the Fund's  Transfer Agent at  1.800.225.5677  or by visiting the  OppenheimerFunds  Internet  website at
www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules  describe the types of  performance data  that  may be  used  and  how it is to be  calculated.  In  general,  any advertisement  by the Fund of its  performance  data must  include the average annual total returns for the advertised class of shares of the Fund.

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison  with  other
investments:

o     Total returns measure the  performance of a hypothetical  account in the
         Fund over  various  periods and do not show the  performance  of each shareholder's  account. Your account's performance will vary from the model  performance  data if your  dividends  are received in cash, or you buy or sell shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's  performance  returns  may not reflect the effect of taxes on dividends and capital gains distributions.
o     An  investment  in the  Fund is not  insured  by the  FDIC or any  other government agency.
o     The  principal  value of the Fund's  shares,  and total  returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's  shares are redeemed,  they may be worth more or less than their original cost.
o     Total   returns   for  any  given  past  period   represent   historical
         performance information and are not, and should not be considered,  a prediction of future returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because  of the  different  kinds of  expenses  each  class  bears.  The total returns  of  each  class  of  shares  of  the  Fund  are  affected  by  market conditions,  the  quality of the Fund's  investments,  the  maturity  of those investments,  the  types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

      Total Return Information.  There are  different types of "total returns"
to measure the Fund's  performance.  Total return is the  change in value of a hypothetical  investment  in the Fund over a given  period,  assuming that all dividends and capital gains  distributions are reinvested in additional shares and that the  investment  is  redeemed  at the end of the  period.  Because of differences  in expenses for each class of shares,  the total returns for each class are  separately  measured.  The  cumulative  total  return  measures the change in value over the entire  period (for example,  ten years).  An average annual  total  return  shows the  average  rate of  return  for each year in a period that would produce the cumulative  total return over the entire period.
However,  average  annual  total  returns  do  not  show  actual  year-by-year performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares,  the current maximum sales  charge of 5.75% (as a  percentage  of the  offering  price) is deducted from the initial  investment  ("P" in the formula below) (unless the return is shown without sales charge, as described below).  For Class B shares,  payment of the applicable  contingent  deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years,  2.0% in the fifth year, 1.0%
in the  sixth  year  and  none  thereafter.  For  Class  C  shares,  the  1.0%
contingent  deferred  sales  charge is deducted  for returns for the  one-year period.  For Class N shares,  the 1.0%  contingent  deferred  sales  charge is deducted  for  returns  for the  one-year  period,  and total  returns for the periods  prior to 03/01/01 (the  inception  date for Class N shares) are based on the Fund's  Class A returns,  adjusted to reflect the higher  Class N 12b-1 fees. There is no sales charge on Class Y shares.

o     Average Annual Total Return.  The "average  annual total return" of each class is an  average  annual  compounded  rate of  return  for each  year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below)  held for a number of years ("n" in the  formula)  to achieve an Ending
Redeemable Value ("ERV" in the formula) of that  investment,  according to the following formula:

          - 1  = Average Annual Total
ERV   l/n      Return
  P

o     Average  Annual  Total  Return  (After  Taxes  on  Distributions).   The
"average  annual  total  return  (after  taxes on  distributions)"  of Class A shares is an  average  annual  compounded  rate of  return  for each year in a specified  number of years,  adjusted  to show the  effect  of  federal  taxes
(calculated using the highest individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions made by the Fund during the  specified  period.  It is the rate of return based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below)
held for a number of years ("n" in the  formula)  to  achieve an ending  value
("ATVD" in the  formula) of that  investment,  after  taking into  account the effect  of  taxes on Fund  distributions,  but not on the  redemption  of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

o     Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
Redemptions).  The "average annual total return (after taxes on  distributions and  redemptions)"  of Class A shares is an average annual  compounded rate of return  for each year in a  specified  number of years,  adjusted  to show the effect of federal  taxes  (calculated  using the highest  individual  marginal federal  income  tax  rates  in  effect  on  any  reinvestment  date)  on  any distributions  made by the Fund during the specified  period and the effect of capital gains taxes or capital loss tax benefits  (each  calculated  using the highest federal  individual capital gains tax rate in effect on the redemption date)  resulting  from the  redemption of the shares at the end of the period.
It is the rate of  return  based  on the  change  in  value of a  hypothetical initial  investment of $1,000 ("P" in the formula  below) held for a number of years  ("n" in the  formula)  to  achieve  an  ending  value  ("ATVDR"  in the formula) of that investment,  after taking into account the effect of taxes on
Fund  distributions  and on the  redemption  of Fund shares,  according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
  P

o     Cumulative  Total Return.  The  "cumulative  total  return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

ERV - P    = Total Return
-----------
P

o     Total  Returns at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return "at net asset value"
(without  deducting  sales  charges)  for Class A, Class B, Class C or Class N shares.  There is no sales  charge  on  Class Y  shares.  Each is based on the difference  in net asset value per share at the  beginning  and the end of the period  for a  hypothetical  investment  in  that  class  of  shares  (without considering  front-end or contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 10/31/06

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class of  Cumulative Total              Average Annual Total Returns
             Returns (10
              years or
Shares     life-of-class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                 1-Year           5-Years          10-Years
                                                (or life of       (or life of
                                               class if less)   class if less)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without  After    Without  After    Without After    Without
          Sales    Sales    Sales    Sales    Sales    Sales   Sales    Sales
           Charge   Charge   Charge   Charge   Charge  Charge   Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class     -71.22%  -69.46%   3.47%    9.78%    -3.91%  -2.77%   -17.39%  -16.64%

A(1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class

B(2)      -71.00%  -71.00%   4.02%    9.02%    -3.97%  -3.58%   -17.30%  -17.30%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class

C(3)      -70.90%  -70.90%   7.99%    8.99%    -3.51%  -3.51%   -17.26%  -17.26%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class

N(4)      -54.35%  -54.35%   8.52%    9.52%    -2.98%  -2.98%  -12.92%  -12.92%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class

Y(5)      -68.19%  -68.19%   10.21%   10.21%   -2.22%  -2.22%   -16.12%  -16.12%

---------------------------------------------------------------------------------
1.    Inception of Class A:   4/25/00
2.    Inception of Class B:   4/25/00
3.    Inception of Class C:   4/25/00
4.    Inception of Class N:   3/1/01
5.    Inception of Class Y:   4/25/00

-----------------------------------------------------------------------------
  Average Annual Total Returns for Class A* Shares (After Sales Charge)

                       For the Periods Ended 10/31/06

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

                                 1-Year         5-Years         10-Years
                                              (or life of     (or life of
                                            class if less)   class if less)

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on Distributions     3.47%          -3.93%          -17.41%

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on                   2.26%          -3.28%          -13.30%

Distributions and
Redemption of Fund Shares
-----------------------------------------------------------------------------
   * Inception of Class A: 4/25/00

      Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate  broadly-based  market index in its Annual Report to shareholders.  You can obtain that  information  by  contacting  the  Transfer
Agent at the  addresses or telephone  numbers  shown on the cover of this SAI.
The  Fund may  also  compare  its  performance  to that of other  investments,
including   other  mutual  funds,  or  use  rankings  of  its  performance  by independent  ranking entities.  Examples of these performance  comparisons are set forth below.

      o   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized  independent mutual fund monitoring service. Lipper monitors the  performance of regulated  investment  companies,  including the Fund, and ranks their  performance for various periods in categories based on investment styles.  The  Lipper  performance  rankings  are based on total  returns  that include the  reinvestment of capital gain  distributions  and income dividends but do not  take  sales  charges  or taxes  into  consideration.  Lipper  also publishes  "peer-group"  indices of the  performance  of all mutual funds in a category  that it monitors  and  averages of the  performance  of the funds in particular categories.

o     Morningstar  Ratings.  From time to time the Fund may  publish  the star rating of the  performance  of its  classes  of shares  by  Morningstar,  Inc.
("Morningstar"),  an independent mutual fund monitoring  service.  Morningstar rates  mutual  funds in their  specialized  market  sector.  The Fund is rated among specialty technology funds.

      Morningstar  proprietary star ratings reflect  historical  risk-adjusted total  investment  return.  For each fund with at least a three-year  history,
Morningstar   calculates  a   Morningstar   Rating(TM)based  on  a  Morningstar
Risk-Adjusted  Return  measure that accounts for variation in a fund's monthly performance  (including  the effects of sales charges,  loads,  and redemption fees),  placing more emphasis on downward variations and rewarding  consistent performance.  The top 10% of funds in each category  receive 5 stars, the next
22.5% receive 4 stars,  the next 35% receive 3 stars, the next 22.5% receive 2 stars,  and the bottom 10%  receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight variations in the distribution  percentages.)  The Overall  Morningstar
Rating  for a fund is  derived  from a  weighted  average  of the  performance
figures  associated  with  its  three-,   five-and  ten-year  (if  applicable)
Morningstar Rating metrics.

      o   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in
publications to the performance of  various   market  indices  or  other
investments, and  averages, performance  rankings or other benchmarks prepared by recognized  mutual fund statistical services.

      Investors  may also wish to compare  the  returns  on the  Fund's  share classes to the return on  fixed-income  investments  available  from banks and
thrift  institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments such as Treasury bills.
However,  the Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate  daily,  while bank depository obligations  may be insured by the FDIC and may provide fixed rates of return.
Repayment  of  principal  and payment of interest  on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its  advertisements  and sales literature the total return  performance of a hypothetical  investment account that includes  shares of the Fund and other  Oppenheimer  funds.  The combined account  may be  part of an  illustration  of an  asset  allocation  model  or similar  presentation.  The  account  performance  may  combine  total  return performance of the Fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
         industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional  information is presented  below about the methods that can be used to buy  shares of the Fund.  Appendix B contains  more  information  about the special sales charge  arrangements  offered by the Fund, and the circumstances in which  sales  charges  may be  reduced  or waived  for  certain  classes of investors.

When you purchase  shares of the Fund,  your ownership  interest in the shares of the Fund will be recorded  as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

      AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an
Asset  Builder Plan  (described  below) can be  established  on a new account.
Accounts  established  prior  to  November  1,  2002  will  remain  at $25 for additional  purchases.  Shares will be purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  with the  proceeds of ACH  transfers  on the  business day the Fund receives  Federal  Funds for the  purchase  through the ACH system  before the close of the New York Stock  Exchange (the "NYSE").  The NYSE normally  closes at 4:00 p.m.  Eastern time,  but may close earlier on certain days. If Federal
Funds are received on a business  day after the close of the NYSE,  the shares will be  purchased  and  dividends  will  begin to accrue on the next  regular business day. The proceeds of ACH transfers are normally  received by the Fund three days after the  transfers  are  initiated.  If the  proceeds  of the ACH transfer  are not received on a timely  basis,  the  Distributor  reserves the right to cancel  the  purchase  order.  The  Distributor  and the Fund are not responsible for any delays in purchasing  shares  resulting from delays in ACH transmissions.

      Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent  because of the  economies of sales efforts and reduction in expenses  realized by the Distributor,  dealers and brokers making such sales.
No sales  charge is  imposed  in  certain  other  circumstances  described  in
Appendix B to this SAI  because  the  Distributor  or dealer or broker  incurs little or no selling expenses.

      The Oppenheimer  Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                 Oppenheimer Portfolio Series:
Oppenheimer Core Bond Fund                Active Allocation Fund
Oppenheimer California Municipal Fund     Equity Investor Fund
Oppenheimer Capital Appreciation Fund     Conservative Investor Fund
Oppenheimer Capital Income Fund           Moderate Investor Fund

                                          Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund          Street Fund

Oppenheimer Commodity Strategy Total      Oppenheimer Principal Protected Main
Return Fund                               Street Fund II

                                          Oppenheimer Principal Protected Main

Oppenheimer Convertible Securities Fund   Street Fund III
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Fund

                                          Oppenheimer Quest Capital Value Fund,
Oppenheimer Discovery Fund                Inc.
                                          Oppenheimer Quest International Value
Oppenheimer Dividend Growth Fund          Fund, Inc.

Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester Arizona Municipal

Oppenheimer Equity Fund, Inc.             Fund

                                          Oppenheimer Rochester Maryland
Oppenheimer Global Fund                   Municipal Fund
                                          Oppenheimer Rochester Massachusetts
Oppenheimer Global Opportunities Fund     Municipal Fund
                                          Oppenheimer Rochester Michigan
Oppenheimer Gold & Special Minerals Fund  Municipal Fund
                                          Oppenheimer Rochester Minnesota
Oppenheimer Growth Fund                   Municipal Fund
                                          Oppenheimer Rochester National
Oppenheimer International Bond Fund       Municipals
Oppenheimer International Diversified     Oppenheimer Rochester North Carolina
Fund                                      Municipal Fund
                                          Oppenheimer Rochester Ohio Municipal
Oppenheimer International Growth Fund     Fund
Oppenheimer International Small Company   Oppenheimer Rochester Virginia
Fund                                      Municipal Fund
Oppenheimer International Value Fund      Oppenheimer Select Value Fund
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer Senior Floating Rate Fund
Oppenheimer Limited-Term Government Fund  Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited Term Municipal Fund     Oppenheimer Strategic Income Fund
Oppenheimer Main Street Fund              Oppenheimer U.S. Government Trust
Oppenheimer Main Street Opportunity Fund  Oppenheimer Value Fund
Oppenheimer Main Street Small Cap Fund    Limited-Term New York Municipal Fund
Oppenheimer MidCap Fund                   Rochester Fund Municipals

LifeCycle Funds
  Oppenheimer Transition 2010 Fund
  Oppenheimer Transition 2015 Fund
  Oppenheimer Transition 2020 Fund
  Oppenheimer Transition 2030 Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Institutional Money Market
Fund                                      Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds described above except the money market funds.
Under  certain  circumstances  described in this SAI,  redemption  proceeds of certain  money  market  fund  shares may be subject to a  contingent  deferred sales charge.

      Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales  charge  rate that  applies to your  purchases  of Class A shares if you purchase  Class A, Class B or Class C shares of the Fund or other  Oppenheimer funds during a 13-month  period.  The total amount of your  purchases of Class
A,  Class B and  Class C shares  will  determine  the sales  charge  rate that applies to your Class A share purchases during that period.  Purchases made up to 90 days  before  the date  that  you  submit a  Letter  of  Intent  will be included in that  determination.  Class A shares of  Oppenheimer  Money Market
Fund,  Inc. and  Oppenheimer  Cash Reserves on which you have not paid a sales charge and any Class N shares you purchase,  or may have  purchased,  will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an  investor's  statement in writing to the  Distributor  of his or her  intention  to purchase a  specified  value of Class A, Class B and
Class C shares  of the Fund and  other  Oppenheimer  funds  during a  13-month period (the "Letter  period").  The Letter states the investor's  intention to make the  aggregate  amount of  purchases of shares which will equal or exceed the  amount  specified  in the  Letter.  Purchases  made  by  reinvestment  of dividends  or capital  gains  distributions  and  purchases  made at net asset value (i.e.  without  paying a front-end or contingent  deferred sales charge)
do not count toward satisfying the amount of the Letter.

      Each  purchase  of Class A shares  under the Letter  will be made at the offering  price  (including  the sales  charge)  that would  apply to a single lump-sum  purchase of shares in the amount  intended to be purchased under the
Letter.

      In  submitting a Letter,  the investor  makes no  commitment to purchase shares.  However,  if the  investor's  purchases  of shares  within the Letter period,  when  added  to the  value  (at  offering  price)  of the  investor's holdings of shares on the last day of that period,  do not equal or exceed the intended purchase amount,  the investor agrees to pay the additional amount of sales charge applicable to such purchases.  That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor  from time to time).  The  investor  agrees that shares equal in value to 5% of the intended purchase  amount will be held in escrow by the Transfer  Agent  subject to the
Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the
Prospectus,  this SAI and the  application  used for a Letter.  If those terms are  amended,  as they  may be from  time to time by the  Fund,  the  investor agrees to be bound by the amended terms and that those  amendments  will apply automatically to existing Letters.

      If the total  eligible  purchases  made during the Letter  period do not equal or exceed the intended purchase amount, the concessions  previously paid to the  dealer of  record  for the  account  and the  amount  of sales  charge retained  by the  Distributor  will be  adjusted  to the rates  applicable  to actual total purchases.  If total eligible  purchases during the Letter period exceed the intended  purchase  amount and exceed the amount  needed to qualify for the next sales  charge rate  reduction  set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the  Distributor  the excess of the amount of  concessions  allowed  or paid to the dealer  over the amount of concessions  that  apply  to  the  actual  amount  of  purchases.  The  excess concessions  returned to the Distributor  will be used to purchase  additional shares for the  investor's  account at the net asset value per share in effect on the  date  of such  purchase,  promptly  after  the  Distributor's  receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In  determining  the total  amount  of  purchases  made  under a Letter, shares  redeemed by the investor prior to the termination of the Letter period will be deducted.  It is the responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the investor  during the Letter period.  All of such purchases must be made through the Distributor.

      o   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial  purchase (or  subsequent  purchases if necessary)
made  pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer Agent. For example,  if the intended  purchase amount is $50,000, the escrow  shall be shares  valued in the amount of $2,500  (computed  at the offering  price  adjusted for a $50,000  purchase).  Any dividends and capital gains  distributions on the escrowed shares will be credited to the investor's account.

      2. If the  total  minimum  investment  specified  under  the  Letter  is completed  within the 13-month  Letter  period,  the  escrowed  shares will be promptly released to the investor.

      3. If, at the end of the  13-month  Letter  period  the total  purchases pursuant to the Letter are less than the intended  purchase  amount  specified in the Letter,  the investor must remit to the  Distributor an amount equal to the  difference  between the dollar amount of sales charges  actually paid and the amount of sales  charges  which  would have been paid if the total  amount purchased had been made at a single time.  That sales charge  adjustment  will apply to any shares  redeemed  prior to the  completion of the Letter.  If the difference  in sales  charges is not paid  within  twenty days after a request from the Distributor or the dealer,  the Distributor  will,  within sixty days of the  expiration  of the  Letter,  redeem  the  number  of  escrowed  shares necessary to realize such  difference in sales  charges.  Full and  fractional shares  remaining  after such  redemption  will be released from escrow.  If a request is received  to redeem  escrowed  shares  prior to the payment of such
additional  sales  charge,   the  sales  charge  will  be  withheld  from  the
redemption proceeds.

      4. By signing the  Letter,  the  investor  irrevocably  constitutes  and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

      5. The shares eligible for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end  sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B and Class C shares of other  Oppenheimer  funds acquired subject to a contingent deferred sales charge, and
(c)   Class A, Class B or Class C shares  acquired  by  exchange of either (1)
            Class A shares of one of the  other  Oppenheimer  funds  that were acquired  subject  to a Class A  initial  or  contingent  deferred sales  charge or (2) Class B or Class C shares of one of the other
            Oppenheimer  funds  that were  acquired  subject  to a  contingent deferred sales charge.

      6. Shares held in escrow  hereunder will  automatically be exchanged for shares of another fund to which an exchange is requested,  as described in the section of the  Prospectus  entitled  "How to Exchange  Shares" and the escrow will be transferred to that other fund.

      Asset Builder Plans. As explained in the Prospectus, you must  initially establish  your account with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase additional shares directly from a bank account  for as  little  as $50.  For  those  accounts  established  prior  to
November 1, 2002 and which have  previously  established  Asset Builder Plans, additional  purchases  will remain at $25.  Shares  purchased by Asset Builder
Plan payments from bank  accounts are subject to the  redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset  Builder Plans are available  only if your bank is an ACH member.  Asset Builder Plans may not be
used  to  buy  shares  for   OppenheimerFunds   employer-sponsored   qualified
retirement accounts.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates you selected on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  adviser  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or you can  terminate  these  automatic  investments  at any  time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to implement  them. The Fund reserves the right to amend,  suspend or discontinue offering Asset Builder plans at any time without prior notice.

      Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix B to this SAI.  Certain special  sales  charge arrangements  described  in that  Appendix  apply to  retirement  plans  whose records are  maintained  on a daily  valuation  basis by Merrill  Lynch Pierce
Fenner & Smith, Inc.  ("Merrill  Lynch") or an independent  record keeper that has a contract or special  arrangement  with Merrill Lynch. If on the date the plan sponsor  signed the Merrill Lynch record  keeping  service  agreement the plan has less than $1 million in assets  invested  in  applicable  investments
(other than assets  invested in money market funds),  then the retirement plan may  purchase  only Class C shares of the  Oppenheimer  funds.  If on the date the plan sponsor  signed the Merrill Lynch record  keeping  service  agreement the plan has $1  million  or more in assets but less than $5 million in assets invested  in  applicable  investments  (other  than  assets  invested in money market funds),  then the  retirement  plan may purchase only Class N shares of the  Oppenheimer  funds.  If on the date the plan  sponsor  signed the Merrill
Lynch  record  keeping  service  agreement  the plan has $5 million or more in assets  invested in  applicable  investments  (other  than assets  invested in money  market  funds),  then the  retirement  plan may  purchase  only Class A shares of the Oppenheimer funds.

      OppenheimerFunds  has entered  into  arrangements  with  certain  record keepers  whereby the  Transfer  Agent or an affiliate  compensates  the record keeper  for  its  record  keeping  and  account  servicing  functions  that it performs on behalf of the  participant  level  accounts of a retirement  plan.
While such  compensation  may act to reduce the record keeping fees charged by the retirement  plan's record keeper,  that  compensation  arrangement  may be terminated at any time,  potentially affecting the record keeping fees charged by the retirement plan's record keeper.

      Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's  shares  (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be incurred  when the net asset values of the Fund's shares on the  cancellation  date is less than on the purchase date. That loss is equal to the  amount  of the  decline  in the net  asset  value  per  share multiplied  by the number of shares in the  purchase  order.  The  investor is responsible  for that loss. If the investor  fails to compensate  the Fund for the loss, the  Distributor  will do so. The Fund may reimburse the Distributor for that  amount by  redeeming  shares  from any  account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

      Classes of Shares. Each class of shares of the Fund represents an interest in the same  portfolio of investments of the  Fund.  However,  each  class has different shareholder  privileges and features. The net income attributable to
Class B,  Class C or  Class N shares  and the  dividends  payable  on Class B,
Class C or  Class N shares  will be  reduced  by  incremental  expenses  borne solely by that class.  Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The  availability of different  classes of shares permits an investor to choose  the  method of  purchasing  shares  that is more  appropriate  for the investor.  That may depend on the amount of the  purchase,  the length of time the investor expects to hold shares, and other relevant  circumstances.  Class
A shares normally are sold subject to an initial sales charge.  While Class B,
Class C and Class N shares have no initial  sales  charge,  the purpose of the deferred  sales  charge and  asset-based  sales charge on Class B, Class C and
Class N shares  is the same as that of the  initial  sales  charge  on Class A shares - to  compensate  the  Distributor  and brokers,  dealers and financial institutions  that sell shares of the Fund. A  salesperson  who is entitled to receive  compensation from his or her firm for selling Fund shares may receive different  levels of compensation  for selling one class of shares rather than another.

      The  Distributor  will not accept a purchase order of more than $100,000 for Class B shares  or a  purchase  order of $1  million  or more to  purchase
Class C shares on behalf of a single  investor (not  including  dealer "street name" or omnibus accounts).

Class B,  Class C or Class N shares  may not be  purchased  by a new  investor directly  from  the  Distributor  without  the  investor  designating  another registered broker-dealer.

      o   Class A Shares Subject to a Contingent  Deferred Sales Charge. For
purchases  of Class A shares at net asset  value  whether or not  subject to a contingent  deferred  sales charge as described  in the  Prospectus,  no sales concessions will be paid to the  broker-dealer of record,  as described in the
Prospectus,  on sales of Class A shares purchased with the redemption proceeds of  shares  of  another  mutual  fund  offered  as an  investment  option in a retirement  plan in which  Oppenheimer  funds are also  offered as  investment options  under a special  arrangement  with the  Distributor,  if the purchase occurs  more  than 30  days  after  the  Oppenheimer  funds  are  added  as an investment option under that plan.  Additionally,  that concession will not be paid on  purchases  of Class A  shares  by a  retirement  plan  made  with the redemption  proceeds of Class N shares of one or more  Oppenheimer  funds held by the plan for more than 18 months.

      o   Class B Conversion.  Under current  interpretations  of applicable federal  income tax law by the Internal  Revenue  Service,  the  conversion of
Class B shares to Class A shares 72 months after  purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS interpretation of those laws should change,  the automatic  conversion feature may be suspended.
In that  event,  no further  conversions  of Class B shares  would occur while that  suspension  remained in effect.  Although  Class B shares  could then be exchanged  for Class A shares on the basis of relative  net asset value of the two classes,  without the  imposition  of a sales charge or fee, such exchange could  constitute  a  taxable  event  for the  shareholder,  and  absent  such exchange,  Class B shares  might  continue  to be subject  to the  asset-based sales charge for longer than six years.

      o   Availability of Class N Shares.  In addition to the description of the types of retirement  plans which may purchase Class N shares  contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to  all  rollover   contributions   made  to  Individual  401(k)  plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group  Retirement  Plans (as defined in Appendix B to this SAI) which have entered into a special  agreement  with the  Distributor  for that purpose,
o     to Retirement  Plans  qualified  under Sections  401(a) or 401(k) of the
            Internal  Revenue Code, the  recordkeeper  or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement  Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to Retirement Plans with at least 100 eligible  employees or $500,000 or more in plan assets,
o     to  OppenheimerFunds-sponsored  Ascender  401(k)  plans that pay for the purchase with the redemption  proceeds of Class A shares of one or more Oppenheimer funds, and

o     to certain customers of broker-dealers  and financial  advisers that are identified in a special  agreement  between the  broker-dealer  or financial adviser and the Distributor for that purpose.

      The sales  concession  and the advance of the service  fee, as described in the  Prospectus,  will not be paid to dealers of record on sales of Class N shares on:
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan that pays for the  purchase  with the  redemption proceeds  of  Class  A  shares  of one or more  Oppenheimer  funds
            (other than rollovers from an OppenheimerFunds-sponsored  Pinnacle or  Ascender  401(k) plan to any IRA  invested in the  Oppenheimer funds),
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan that pays for the  purchase  with the  redemption proceeds of Class C shares of one or more  Oppenheimer  funds held by the plan for more than one year (other than  rollovers  from an
            OppenheimerFunds-sponsored  Pinnacle  or  Ascender  401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on  purchases  of  Class  N  shares  by  an   OppenheimerFunds-sponsored
            Pinnacle  or  Ascender   401(k)  plan  made  with  the  redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales  concessions will be paid to the  broker-dealer  of record,  as described in the  Prospectus,  on sales of Class N shares  purchased  with the redemption  proceeds of shares of another mutual fund offered as an investment option in a  retirement  plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement with the Distributor,  if the purchase occurs more than 30 days after the Oppenheimer  funds are added as an investment option under that plan.

      o   Allocation  of  Expenses.  The Fund pays  expenses  related to its daily  operations,  such as custodian fees,  Trustees'  fees,  transfer agency fees,  legal  fees and  auditing  costs.  Those  expenses  are paid out of the
Fund's  assets  and are not paid  directly  by  shareholders.  However,  those expenses  reduce the net asset values of shares,  and therefore are indirectly borne by shareholders through their investment.

      The  methodology  for  calculating  the net asset value,  dividends  and distributions  of the Fund's share classes  recognizes  two types of expenses.
General  expenses  that  do not  pertain  specifically  to any one  class  are allocated  pro rata to the shares of all classes.  The  allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each  class,  and then  equally to each  outstanding  share  within a given class. Such general expenses include  management fees, legal,  bookkeeping and audit fees, printing and mailing costs of shareholder  reports,  Prospectuses,
Statements  of  Additional   Information   and  other  materials  for  current
shareholders,   fees  to  unaffiliated  Trustees,  custodian  expenses,  share
issuance  costs,   organization  and  start-up  costs,  interest,   taxes  and
brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution  and service plan (12b-1) fees,  transfer and  shareholder  servicing agent fees and expenses,  and shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

      Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum
Balance Fee" is assessed on each Fund account with a share balance valued under
$500. The Minimum Balance Fee is automatically deducted from each such Fund account in September.

      Listed  below are certain  cases in which the Fund has  elected,  in its discretion,  not to  assess  the  Fund  Account  Fees.  These  exceptions  are subject to change:
o     A fund account whose shares were acquired  after  September  30th of the prior year;
o     A fund  account  that has a  balance  below  $500  due to the  automatic conversion  of shares  from  Class B to Class A  shares.  However, once all Class B shares  held in the account  have been  converted to Class A shares the new account  balance  may become  subject to the Minimum Balance Fee;
o     Accounts of  shareholders  who elect to access their  account  documents electronically via eDoc Direct;
o     A fund  account  that has only  certificated  shares and,  has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers  under the NSCC
            Fund/SERV system;
o     Accounts  held  under the  Oppenheimer  Legacy  Program  and/or  holding certain Oppenheimer Variable Account Funds;
o     Omnibus  accounts  holding  shares  pursuant to the Pinnacle,  Ascender,

            Custom Plus,  Record(k)eeper  Pro and Pension Alliance  Retirement
            Plan programs; and

o     A fund account  that falls below the $500  minimum  solely due to market fluctuations  within the 12-month  period  preceding  the date the fee is deducted.

      To access  account  documents  electronically  via eDocs Direct,  please visit the Service Center on our website at www.oppenheimerfunds.com  and click the hyperlink "Sign Up for Electronic  Document Delivery" under the heading "I
Want To," or call 1.888.470.0862 for instructions.

      The Fund  reserves  the  authority  to modify Fund  Account  Fees in its discretion.

      Determination of Net Asset Values Per Share. The net asset values per share of each  class of shares of the Fund are determined  as of the  close of business  of the NYSE on each day that the NYSE is open.  The  calculation  is done by dividing  the value of the Fund's net assets  attributable  to a class by the number of shares of that class that are outstanding.  The NYSE normally closes at 4:00 p.m.,  Eastern  time,  but may close earlier on some other days
(for example,  in case of weather emergencies or on days falling before a U.S.
holiday).  All references to time in this SAI mean "Eastern  time." The NYSE's most recent annual  announcement  (which is subject to change)  states that it will close on New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day,
Good Friday,  Memorial Day,  Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. It may also close on other days.

      Dealers  other  than  NYSE  members  may  conduct   trading  in  certain
securities  on days on  which  the  NYSE is  closed  (including  weekends  and holidays)  or after 4:00 p.m. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly  affected on such days when shareholders may not  purchase  or redeem  shares.  Additionally,  trading on many  foreign stock exchanges and over-the-counter  markets normally is completed before the close of the NYSE.

      Changes  in the values of  securities  traded on  foreign  exchanges  or markets as a result of events that occur after the prices of those  securities are  determined,  but before the close of the NYSE,  will not be  reflected in the Fund's  calculation  of its net asset  values  that day unless the Manager determines  that the event is likely to effect a material  change in the value of the security.  The Manager, or an internal valuation committee  established by the Manager,  as applicable,  may establish a valuation,  under  procedures established  by the  Board  and  subject  to the  approval,  ratification  and confirmation by the Board at its next ensuing meeting.

      o   Securities  Valuation.  The Fund's Board of Trustees has  established procedures  for the  valuation  of the Fund's  securities.  In  general  those procedures are as follows:
o     Equity  securities  traded on a U.S.  securities  exchange are valued as follows:
(1)   if last sale information is regularly  reported,  they are valued at the last  reported  sale price on the  principal  exchange on which they are traded on that day, or
(2)   if last sale  information is not available on a valuation date, they are valued at the last reported sale price  preceding the valuation date if it is  within  the  spread  of the  closing  "bid"  and
               "asked"  prices  on the  valuation  date  or,  if  not,  at the closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities  exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service  approved by the
               Board of Trustees, or
(2)   at the last sale price  obtained by the  Manager  from the report of the principal  exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean  between  the "bid" and  "asked"  prices  obtained  from the principal  exchange on which the  security is traded or, on the basis of  reasonable  inquiry,  from two  market  makers in the security.
o     Long-term debt  securities  having a remaining  maturity in excess of 60 days are  valued  based on the mean  between  the  "bid"  and  "asked"  prices determined  by a portfolio  pricing  service  approved by the Fund's  Board of
Trustees  or  obtained by the  Manager  from two active  market  makers in the security on the basis of reasonable inquiry.
o     The  following  securities  are valued at the mean between the "bid" and
"asked" prices  determined by a pricing  service  approved by the Fund's Board of Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry:
(1)   debt  instruments  that  have a  maturity  of more  than 397  days  when issued,
(2)   debt  instruments  that had a maturity  of 397 days or less when  issued and have a remaining maturity of more than 60 days, and
(3)   non-money  market  debt  instruments  that had a maturity of 397 days or less when  issued and which  have a  remaining  maturity  of 60 days or less.
o     The following  securities are valued at cost,  adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money  market fund that had a maturity  of  less  than  397  days  when  issued  that  have a remaining maturity of 60 days or less, and
(2)   debt  instruments  held by a money  market  fund that  have a  remaining maturity of 397 days or less.
o     Securities    (including     restricted     securities)    not    having
readily-available  market quotations are valued at fair value determined under the Board's  procedures.  If the Manager is unable to locate two market makers willing to give  quotes,  a  security  may be priced at the mean  between  the
"bid" and "asked"  prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities,  mortgage-backed  securities, corporate bonds and foreign government securities,  when last sale information is not generally  available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing  service may use "matrix"  comparisons  to the prices  for  comparable  instruments  on the basis of  quality,  yield and maturity.  Other  special  factors  may be  involved  (such as the  tax-exempt status  of the  interest  paid by  municipal  securities).  The  Manager  will monitor the  accuracy of the pricing  services.  That  monitoring  may include comparing  prices  used for  portfolio  valuation  to actual  sales  prices of selected securities.

      The  closing  prices  in the  New  York  foreign  exchange  market  on a particular  business day that are provided to the Manager by a bank, dealer or pricing  service  that the Manager has  determined  to be reliable are used to value foreign currency,  including forward  contracts,  and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts,  calls,  and  futures  are  valued at the last  sale  price on the principal  exchange on which they are traded, as applicable,  as determined by a pricing  service  approved by the Board of Trustees  or by the  Manager.  If there were no sales  that day,  they shall be valued at the last sale price on the preceding  trading day if it is within the spread of the closing "bid" and
"asked"  prices on the principal  exchange on the valuation  date. If not, the value  shall  be the  closing  bid  price  on the  principal  exchange  on the valuation  date. If the put,  call or future is not traded on an exchange,  it shall be valued by the mean between "bid" and "asked"  prices  obtained by the
Manager from two active  market  makers.  In certain  cases that may be at the
"bid" price if no "asked" price is available.

      When the Fund writes an option,  an amount equal to the premium received is included in the Fund's  Statement of Assets and Liabilities as an asset. An equivalent  credit  is  included  in the  liability  section.  The  credit  is adjusted  ("marked-to-market")  to reflect  the  current  market  value of the option.  In  determining  the  Fund's  gain on  investments,  if a call or put written by the Fund is  exercised,  the proceeds are  increased by the premium received.  If a call or put written by the Fund  expires,  the Fund has a gain in the  amount of the  premium.  If the Fund  enters  into a closing  purchase transaction,  it will have a gain or loss,  depending  on whether  the premium received  was more or less than the cost of the  closing  transaction.  If the
Fund  exercises  a put it holds,  the amount the Fund  receives on its sale of the  underlying  investment  is reduced  by the amount of premium  paid by the
Fund.

How to Sell Shares

The  information  below  supplements  the terms and  conditions  for redeeming shares set forth in the Prospectus.

      Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's next  regular  business day  following  the redemption.  In those  circumstances,  the wire will not be transmitted  until the next  bank  business  day on  which  the  Fund is open  for  business.  No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

      Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares  purchased  subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares  that were  subject  to the Class B  contingent  deferred sales charge when redeemed.

      The  reinvestment  may be made  without  sales  charge  only in  Class A shares of the Fund or any of the other  Oppenheimer funds into which shares of the Fund are  exchangeable  as  described in "How to Exchange  Shares"  below.
Reinvestment  will be at the net asset value next computed  after the Transfer
Agent receives the  reinvestment  order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C, Class N or Class Y shares.  The Fund may  amend,  suspend or cease offering this  reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital  gain that was  realized  when the shares  were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable on that gain. If there has been a capital loss on the redemption,  some or all of the loss may not be tax deductible,  depending on the timing and amount of the reinvestment.  Under the Internal Revenue Code, if the redemption  proceeds of
Fund shares on which a sales charge was paid are  reinvested  in shares of the
Fund or  another  of the  Oppenheimer  funds  within 90 days of payment of the sales  charge,  the  shareholder's  basis in the  shares of the Fund that were redeemed  may not  include  the amount of the sales  charge  paid.  That would reduce the loss or increase the gain recognized from the redemption.  However, in that  case the  sales  charge  would be  added to the  basis of the  shares acquired by the reinvestment of the redemption proceeds.

      Payments "In Kind". The Prospectus states that payment for shares tendered
for   redemption  is  ordinarily   made  in  cash.   However,   under  certain
circumstances,  the Board of Trustees of the Fund may determine  that it would be  detrimental  to the best  interests of the remaining  shareholders  of the
Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the  Fund  may pay the  redemption  proceeds  in  whole or in part by a distribution  "in kind" of liquid  securities  from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be  governed by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the Fund during any 90-day  period for any one  shareholder.  If shares are redeemed in kind,  the  redeeming  shareholder  might  incur  brokerage  or other costs in selling the securities for cash.  The Fund will value  securities  used to pay redemptions  in kind  using  the  same  method  the  Fund  uses to  value  its portfolio  securities described above under "Determination of Net Asset Values
Per Share." That valuation  will be made as of the time the  redemption  price is determined.

     Involuntary  Redemptions.  The Fund's  Board of  Trustees  has the right to cause the  involuntary  redemption  of the  shares  held in any  account  if the aggregate  net asset  value of those  shares  is less  than $500 or such  lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an  account if the  aggregate  net asset  value of such  shares has fallen below the stated  minimum solely as a result of market  fluctuations.  If the Board exercises this right, it may also fix the  requirements for any notice to be given to the  shareholders in question (not less than 30 days).  The Board
may   alternatively  set  requirements  for  the  shareholder  to  increase  the investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

     Transfers of Shares.  A transfer of shares to a different  registration  is not an event that triggers the payment of sales charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

      If less than all shares  held in an account  are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred sales charge if redeemed at the time of transfer,  the priorities described in the  Prospectus  under "How to Buy Shares" for the  imposition of the Class B,
Class C and Class N  contingent  deferred  sales  charge  will be  followed in determining the order in which shares are transferred.

Distributions   From  Retirement  Plans.   Requests  for  distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the Transfer Agent at its
address  listed in "How To Sell Shares" in the Prospectus or on the back cover of this SAI. The request must:

(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other redemption requirements.

      Participants    (other   than    self-employed    plan    sponsors)   in
OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not directly  request redemption of their accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue Code and certain  documents
(available  from the Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may be  made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal
Revenue Code, and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or the distribution may be delayed.  Unless the shareholder has provided the Transfer
Agent with a certified tax  identification  number,  the Internal Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder elects not to have tax withheld.  The Fund, the Manager, the Distributor,  and
the  Transfer  Agent  assume  no   responsibility   to  determine   whether  a
distribution  satisfies the  conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase price  per  share  will  be the  net  asset  value  next  computed  after  the
Distributor receives an order placed by the dealer or broker.  However, if the
Distributor  receives a  repurchase  order  from a dealer or broker  after the close of the NYSE on a regular  business  day,  it will be  processed  at that day's net asset  value if the order was  received by the dealer or broker from its customers prior to the time the NYSE closes.  Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days.

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents in proper form. The  signature(s)  of the  registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be  requested  by  telephone if payments are to be made by check payable  to all  shareholders  of  record.  Payments  must also be sent to the address of record for the account and the address  must not have been  changed
within   the   prior   30   days.   Required   minimum    distributions   from
OppenheimerFunds-sponsored  retirement  plans  may  not be  arranged  on  this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments transferred to the bank account designated on the account  application or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally  redeemed  pursuant to an Automatic
Withdrawal  Plan three business days before the payment  transmittal  date you select in the account  application.  If a  contingent  deferred  sales  charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

      The Fund cannot  guarantee  receipt of a payment on the date  requested.
The Fund reserves the right to amend,  suspend or  discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular  additional
Class A share purchases while  participating in an Automatic  Withdrawal Plan.
Class B,  Class C and Class N  shareholders  should  not  establish  automatic withdrawal  plans,  because  of the  potential  imposition  of the  contingent deferred sales charge on such  withdrawals  (except where the Class B, Class C or Class N  contingent  deferred  sales  charge  is  waived  as  described  in
Appendix B to this SAI).

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions  that apply to such plans, as stated below.
These  provisions  may be  amended  from time to time by the Fund  and/or  the
Distributor.   When  adopted,  any  amendments  will  automatically  apply  to existing Plans.

      o   Automatic Exchange Plans.  Shareholders can authorize the Transfer
Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares
(of the same class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum  amount  that may be  exchanged  to each  other  fund  account is $50.
Instructions  should  be  provided  on  the  OppenheimerFunds  application  or signature-guaranteed  instructions.  Exchanges  made  under  these  plans  are subject to the  restrictions  that apply to  exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this SAI.

      o   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal  payments.  Shares acquired  without a sales charge will be redeemed first.  Shares  acquired with reinvested  dividends and capital gains distributions will be redeemed next,  followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under  these  plans  should  not be  considered  as a yield or  income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal
Plan as agent for the shareholder(s)  (the "Planholder") who executed the plan authorization  and application  submitted to the Transfer  Agent.  Neither the
Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in good  faith  to administer the plan. Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under the plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder on the records of the
Fund.  Any  share  certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the plan  application so that the shares represented by the certificate may be held under the plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after  mailing  such notification  for the  requested  change to be put in effect.  The  Planholder may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem all,  or any part of, the shares  held under the plan.  That notice must be in
proper  form  in  accordance  with  the   requirements  of  the   then-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a plan.  The  Transfer  Agent will also  terminate  a plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the plan.

How to Exchange Shares

As  stated in the  Prospectus,  shares of a  particular  class of  Oppenheimer funds  having more than one class of shares may be  exchanged  only for shares of the same class of other  Oppenheimer  funds.  Shares of  Oppenheimer  funds that have a single  class  without a class  designation  are deemed  "Class A"
shares for this  purpose.  You can obtain a current list  showing  which funds offer which classes of shares by calling the Distributor.

o     All of the  Oppenheimer  funds  currently  offer  Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt
                                             Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund      Oppenheimer Rochester Arizona
                                             Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer AMT-Free New York             Oppenheimer Rochester Massachusetts
   Municipals                                Municipal Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester Michigan
                                             Municipal Fund
   Oppenheimer Institutional Money           Oppenheimer Rochester Minnesota
   Market Fund                               Municipal Fund
   Oppenheimer International Value Fund      Oppenheimer Rochester National

                                             Municipals

   Oppenheimer Limited Term California       Oppenheimer Rochester North Carolina
   Municipal Fund                            Municipal Fund
   Oppenheimer Limited Term Municipal        Oppenheimer Rochester Ohio Municipal
   Fund                                      Fund
   Oppenheimer Money Market Fund, Inc.       Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer New Jersey Municipal Fund     Oppenheimer Senior Floating Rate Fund
   Oppenheimer Principal Protected Main      Rochester Fund Municipals
   Street Fund II
   Oppenheimer Pennsylvania Municipal Fund

   The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund     Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer AMT-Free New York Municipals Oppenheimer Principal Protected Main
                                            Street Fund III
   Oppenheimer Balanced Fund                Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer California Municipal Fund    Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Capital Income Fund          Oppenheimer Rochester Arizona Municipal
                                            Fund
   Oppenheimer Cash Reserves                Oppenheimer Rochester Maryland Municipal
                                            Fund
   Oppenheimer Convertible Securities Fund  Oppenheimer Rochester Massachusetts
                                            Municipal Fund
   Oppenheimer Dividend Growth Fund         Oppenheimer Rochester Michigan Municipal
                                            Fund
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Rochester Minnesota
                                            Municipal Fund
   Oppenheimer Institutional Money Market   Oppenheimer Rochester National Municipals
   Fund
   Oppenheimer Limited Term California      Oppenheimer Rochester North Carolina
   Municipal Fund                           Municipal Fund
   Oppenheimer Limited Term Municipal Fund  Oppenheimer Rochester Ohio Municipal Fund
   Oppenheimer New Jersey Municipal Fund     Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

o     Oppenheimer  Institutional  Money  Market Fund only  offers  Class E and
   Class L shares.

o     Class B and Class C shares of  Oppenheimer  Cash  Reserves are generally available  only by  exchange  from the same  class  of  shares  of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
      exchanged only for Class A shares of other  Oppenheimer  funds. They may not be  acquired  by  exchange  of  shares  of any  class  of any  other
      Oppenheimer  funds  except  Class A shares of  Oppenheimer  Money Market
      Fund, Inc. or Oppenheimer Cash Reserves  acquired by exchange of Class M shares.

o     Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of certain  money  market funds  offered by the  Distributor.
      Shares of any money market fund purchased  without a sales charge may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon payment of the sales charge.

o     Shares  of  the  Fund   acquired  by   reinvestment   of   dividends  or
      distributions  from any of the other  Oppenheimer funds or from any unit investment  trust for  which  reinvestment  arrangements  have been made with the  Distributor  may be exchanged at net asset value for shares of the same class of any of the other  Oppenheimer funds into which you may exchange shares.
o     Shares  of  Oppenheimer  Principal  Protected  Main  Street  Fund may be
      exchanged  at net asset value for shares of the same class of any of the other  Oppenheimer  funds into which you may exchange  shares.  However, shareholders  are not permitted to exchange shares of other  Oppenheimer funds for shares of  Oppenheimer  Principal  Protected  Main Street Fund
      until after the expiration of the warranty period (8/5/2010).
o     Shares of  Oppenheimer  Principal  Protected  Main Street Fund II may be
      exchanged  at net asset value for shares of the same class of any of the other  Oppenheimer  funds into which you may exchange  shares.  However, shareholders  are not permitted to exchange shares of other  Oppenheimer funds for shares of Oppenheimer  Principal Protected Main Street Fund II
      until after the expiration of the warranty period (3/3/2011).
o     Shares of  Oppenheimer  Principal  Protected Main Street Fund III may be
      exchanged  at net asset value for shares of the same class of any of the other  Oppenheimer  funds into which you may exchange  shares.  However, shareholders  are not permitted to exchange shares of other  Oppenheimer funds for shares of  Oppenheimer  Principal  Protected  Main Street Fund
      III until after the expiration of the warranty period (12/16/2011).

o     Class A, Class B, Class C and Class N shares of each of Oppenheimer
      Developing Markets Fund and Oppenheimer International Small Company
      Fund may be acquired by exchange only with a minimum initial investment of $50,000.  An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.

      The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although the Fund may impose these changes at any time, it will provide you  with  notice  of  those  changes  whenever  it  is  required  to do so by applicable  law.  It may be  required  to  provide  60 days'  notice  prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

      o   How  Exchanges  Affect  Contingent   Deferred  Sales  Charges.  No
contingent  deferred  sales  charge is imposed on  exchanges  of shares of any class  purchased  subject to a  contingent  deferred  sales  charge,  with the following exceptions:

o     When Class A shares of any  Oppenheimer  fund  (other  than  Oppenheimer
Rochester  National  Municipals  and Rochester  Fund  Municipals)  acquired by exchange  of Class A shares of any  Oppenheimer  fund  purchased  subject to a
Class A  contingent  deferred  sales  charge  are  redeemed  within  18 months measured from the beginning of the calendar  month of the initial  purchase of the exchanged Class A shares, the Class A contingent  deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of  Oppenheimer  Rochester  National  Municipals and
Rochester  Fund  Municipals  acquired  by  exchange  of Class A shares  of any
Oppenheimer  fund  purchased  subject to a Class A contingent  deferred  sales charge are redeemed  within 24 months of the  beginning of the calendar  month of the  initial  purchase  of the  exchanged  Class  A  shares,  the  Class  A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of  another  Oppenheimer  fund that are  exchanged for Class A shares of  Oppenheimer  Senior  Floating  Rate Fund are subject to the Class A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent deferred sales  charge  will  carry  over to the Class A shares of  Oppenheimer  Senior
Floating  Rate  Fund  acquired  in  the  exchange.   The  Class  A  shares  of
Oppenheimer  Senior  Floating  Rate Fund  acquired  in that  exchange  will be subject to the Class A Early Withdrawal Charge of Oppenheimer  Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer  Cash Reserves and Oppenheimer  Money
Market Fund,  Inc.  acquired by exchange of Class A shares of any  Oppenheimer fund  purchased  subject to a Class A  contingent  deferred  sales  charge are redeemed  within the Class A holding  period of the fund from which the shares were exchanged,  the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except  with  respect  to the Class B shares  described  in the next two paragraphs,  the contingent deferred sales charge is imposed on Class B shares acquired  by  exchange  if they are  redeemed  within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of  Oppenheimer  Limited Term  California
Municipal Fund, Oppenheimer  Limited-Term Government Fund, Oppenheimer Limited
Term Municipal  Fund,  Limited Term New York  Municipal  Fund and  Oppenheimer
Senior  Floating Rate Fund,  the Class B contingent  deferred  sales charge is imposed on the acquired  shares if they are redeemed  within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of  Oppenheimer  Cash  Reserves that were acquired  through the  exchange of Class B shares  initially  purchased in the
Oppenheimer  Capital  Preservation Fund, the Class B contingent deferred sales charge is imposed on the  acquired  shares if they are  redeemed  within  five years of that initial purchase.

o     With respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares,  a 1% contingent  deferred  sales charge will be imposed if the  retirement  plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer  funds are terminated as an investment  option  of the plan and  Class N shares  are  redeemed  within  18 months  after the plan's first  purchase of Class N shares of any  Oppenheimer fund or with respect to an individual  retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first  purchase of Class N shares of any Oppenheimer fund.

o     When  Class B,  Class C or Class N shares  are  redeemed  to  effect  an exchange,  the  priorities  described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B,  Class C or Class N  contingent  deferred sales  charge will be followed  in  determining  the order in which the shares are  exchanged.  Before  exchanging  shares,  shareholders  should  take  into account how the exchange may affect any contingent  deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders  owning  shares of more than one class must  specify  which class of shares they wish to exchange.

      o   Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject telephone or written exchange  requests  submitted in bulk by anyone on behalf of more than one account.

      o   Telephone Exchange Requests.  When exchanging shares by telephone, a shareholder  must have an existing account in the fund to which the exchange is to be made. Otherwise,  the investors must obtain a prospectus of that fund before the exchange request may be submitted.  If all telephone lines are busy
(which  might  occur,  for  example,  during  periods  of  substantial  market fluctuations),  shareholders  might  not  be  able  to  request  exchanges  by telephone and would have to submit written exchange requests.

      Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you  exchange  some or all of your shares from one fund to another, any special  account  features  that are available in the new fund (such as an
Asset Builder Plan or Automatic  Withdrawal  Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
SAI,  or would  include  shares  covered  by a share  certificate  that is not tendered  with the request.  In those  cases,  only the shares  available  for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of  another.  "Reinvestment  Privilege,"  above, discusses some of the tax consequences of reinvestment of redemption  proceeds in such cases.  The Fund, the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in  connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

     Dividends and Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are  calculated in the same manner,  at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are  expected to be lower than  dividends  on Class A and Class Y shares.
That is because of the effect of the asset-based  sales charge on Class B, Class
C and  Class  N  shares.  Those  dividends  will  also  differ  in  amount  as a consequence of any  difference in the net asset values of the different  classes of shares.

      Dividends,  distributions  and proceeds of the redemption of Fund shares represented by checks  returned to the Transfer Agent by the Postal Service as undeliverable  will be invested in shares of  Oppenheimer  Money  Market Fund,
Inc.  Reinvestment  will be made as promptly  as possible  after the return of such checks to the Transfer  Agent, to enable the investor to earn a return on otherwise idle funds.  Unclaimed  accounts may be subject to state escheatment laws, and the Fund and the Transfer  Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

     Tax  Status of the  Fund's  Dividends,  Distributions  and  Redemptions  of
Shares.  The federal tax  treatment of the Fund's  dividends  and capital  gains distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax considerations  generally  affecting the Fund and its shareholders.

      The tax  discussion in the  Prospectus  and this SAI is based on tax law in  effect  on the  date of the  Prospectus  and  this  SAI.  Those  laws  and regulations  may  be  changed  by  legislative,  judicial,  or  administrative action,  sometimes with retroactive  effect.  State and local tax treatment of
ordinary   income   dividends  and  capital  gain   dividends  from  regulated
investment  companies may differ from the treatment under the Internal Revenue
Code described below.  Potential purchasers of shares of the Fund are urged to
consult  their  tax  advisers  with  specific   reference  to  their  own  tax
circumstances  as well as the  consequences  of  federal,  state and local tax rules affecting an investment in the Fund.

o     Qualification as a Regulated  Investment  Company.  The Fund has elected to be  taxed as a  regulated  investment  company  under  Subchapter  M of the
Internal Revenue Code of 1986, as amended. As a regulated  investment company, the Fund is not  subject  to  federal  income  tax on the  portion  of its net investment  income (that is, taxable  interest,  dividends,  and other taxable ordinary  income,  net of expenses)  and capital gain net income (that is, the excess of net long-term  capital  gains over net  short-term  capital  losses)
that it distributes to shareholders.  That  qualification  enables the Fund to
"pass through" its income and realized  capital gains to shareholders  without having to pay tax on them.  This  avoids a  "double  tax" on that  income  and capital gains, since shareholders  normally will be taxed on the dividends and capital  gains they receive  from the Fund (unless  their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular year. If it did not qualify as a regulated  investment company,  the Fund would be treated for tax purposes as an ordinary  corporation  and would  receive no tax  deduction for payments made to shareholders.

      To qualify as a regulated  investment company,  the Fund must distribute at  least  90% of  its  investment  company  taxable  income  (in  brief,  net investment  income  and the  excess of net  short-term  capital  gain over net long-term  capital  loss) for the  taxable  year.  The Fund must also  satisfy certain other  requirements  of the Internal  Revenue Code,  some of which are described  below.  Distributions  by the Fund made during the taxable year or, under  specified  circumstances,  within  12  months  after  the  close of the taxable  year,  will be considered  distributions  of income and gains for the
taxable   year  and  will   therefore   count  toward   satisfaction   of  the
above-mentioned requirement.

      To qualify as a regulated  investment  company,  the Fund must derive at least 90% of its gross income from dividends,  interest, certain payments with respect  to  securities  loans,  gains from the sale or other  disposition  of stock or securities or foreign  currencies  (to the extent such currency gains are directly related to the regulated  investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the  requirements  described  above,  the Fund must satisfy an asset  diversification test in order to qualify as a regulated investment  company.  Under  that  test,  at the close of each  quarter of the
Fund's  taxable  year,  at least 50% of the value of the  Fund's  assets  must consist  of cash and  cash  items  (including  receivables),  U.S.  government
securities,   securities  of  other  regulated   investment   companies,   and
securities of other issuers.  As to each of those  issuers,  the Fund must not have  invested  more  than 5% of the  value  of the  Fund's  total  assets  in securities  of each  such  issuer  and the Fund must not hold more than 10% of the  outstanding  voting  securities of each such issuer.  No more than 25% of the value of its total  assets may be  invested in the  securities  of any one issuer  (other  than  U.S.  government  securities  and  securities  of  other regulated  investment  companies),  or in two or more  issuers  which the Fund controls  and which are engaged in the same or similar  trades or  businesses.
For  purposes  of this  test,  obligations  issued or  guaranteed  by  certain agencies  or  instrumentalities  of the U.S.  government  are  treated as U.S.
government securities.

o     Excise  Tax  on  Regulated  Investment  Companies.  Under  the  Internal
Revenue Code, by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year  through  October 31 of the current  year.  If it does not, the
Fund must pay an excise tax on the amounts not  distributed.  It is  presently anticipated  that  the  Fund  will  meet  those  requirements.  To  meet  this requirement,  in certain circumstances the Fund might be required to liquidate portfolio  investments to make  sufficient  distributions  to avoid excise tax liability.  However,  the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital gains available for distribution to shareholders.

o     Taxation  of  Fund  Distributions.  The  Fund  anticipates  distributing substantially  all of its investment  company  taxable income for each taxable year. Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special  provisions of the Internal  Revenue Code govern the eligibility of the Fund's  dividends  for the  dividends-received  deduction for corporate shareholders.  Long-term capital gains  distributions are not eligible for the deduction.  The amount of dividends  paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying  dividends that the
Fund derives from portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate shareholder will not be eligible for the deduction  on dividends  paid on Fund shares held for 45 days or less.  To the extent  the  Fund's  dividends  are  derived  from gross  income  from  option premiums,  interest income or short-term  gains from the sale of securities or dividends from foreign corporations,  those dividends will not qualify for the deduction.

      The Fund  may  either  retain  or  distribute  to  shareholders  its net capital gain for each taxable year. The Fund  currently  intends to distribute any  such  amounts.  If net  long  term  capital  gains  are  distributed  and designated as a capital gain distribution,  it will be taxable to shareholders as a long-term  capital gain and will be properly  identified  in reports sent to  shareholders  in January of each year. Such treatment will apply no matter how long the  shareholder  has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund  elects to retain  its net  capital  gain,  the Fund will be subject  to tax on it at the 35%  corporate  tax rate.  If the Fund  elects to retain its net capital gain, the Fund will provide to  shareholders  of record on the last day of its  taxable  year  information  regarding  their  pro rata share  of the  gain  and tax  paid.  As a  result,  each  shareholder  will be required  to report his or her pro rata share of such gain on their tax return as long-term  capital gain,  will receive a refundable  tax credit for his/her pro rata share of tax paid by the Fund on the gain,  and will increase the tax basis for his/her  shares by an amount equal to the deemed  distribution  less the tax credit.

      Investment  income that may be received by the Fund from sources  within foreign countries may be subject to foreign taxes withheld at the source.  The
United States has entered into tax treaties with many foreign  countries which entitle  the Fund to a  reduced  rate of,  or  exemption  from,  taxes on such income.  The Fund may be subject to U.S.  Federal  income tax, and an interest charge,  on  certain  distributions  or gains  from the  sale of  shares  of a foreign  company  considered to be a PFIC,  even if those amounts are paid out as dividends to shareholders.  To avoid imposition of the interest charge, the
Fund may elect to "mark to market"  all PFIC  shares  that it holds at the end of each taxable year.  In that case,  any increase or decrease in the value of those shares would be recognized  as ordinary  income or as ordinary loss (but only to the extent of previously recognized "mark-to-market" gains).

      Distributions  by the  Fund  that  do  not  constitute  ordinary  income dividends  or  capital  gain  distributions  will be  treated  as a return  of capital  to the extent of the  shareholder's  tax basis in their  shares.  Any excess  will be treated as gain from the sale of those  shares,  as  discussed below.  Shareholders  will be advised  annually as to the U.S.  federal income tax  consequences of  distributions  made (or deemed made) during the year. If
prior   distributions  made  by  the  Fund  must  be   re-characterized  as  a
non-taxable  return of capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment policies,  they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the manner described above regardless  of whether the  distributions  are paid in cash or  reinvested  in additional shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of additional  shares will be treated as receiving a distribution  in an  amount  equal to the  fair  market  value  of the  shares received, determined as of the reinvestment date.

      The Fund will be required in certain  cases to withhold  28% of ordinary income  dividends,  capital  gains  distributions  and  the  proceeds  of  the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct  taxpayer  identification  number or to properly  certify  that number when required,  (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup  withholding or is an "exempt  recipient" (such as a corporation).  Any tax withheld by the
Fund is remitted by the Fund to the U.S.  Treasury  and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

o     Tax Effects of Redemptions of Shares. If a shareholder  redeems all or a portion of his/her shares,  the  shareholder  will recognize a gain or loss on the redeemed shares in an amount equal to the difference  between the proceeds of the  redeemed  shares  and the  shareholder's  adjusted  tax  basis  in the shares.  All or a  portion  of any  loss  recognized  in  that  manner  may be disallowed  if the  shareholder  purchases  other shares of the Fund within 30 days before or after the redemption.

      In general,  any gain or loss arising from the  redemption  of shares of the Fund will be  considered  capital gain or loss, if the shares were held as a capital asset. It will be long-term  capital gain or loss if the shares were held for more  than one year.  However,  any  capital  loss  arising  from the redemption  of  shares  held  for six  months  or less  will be  treated  as a long-term  capital loss to the extent of the amount of capital gain  dividends received on those  shares.  Special  holding  period  rules under the Internal
Revenue Code apply in this case to determine the holding  period of shares and there are limits on the deductibility of capital losses in any year.

o     Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign  person (to  include,  but not  limited to, a  nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or business.  Typically,  ordinary  income  dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income  dividends that are paid by the Fund (and are deemed not
"effectively  connected  income") to foreign persons will be subject to a U.S.
tax  withheld  by the  Fund at a rate of 30%,  provided  the  Fund  obtains  a properly  completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign  person's country of residence has a tax treaty with the U.S.  allowing for a reduced tax rate on ordinary income dividends paid by the Fund.  Any tax  withheld  by the Fund is  remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified  in reports  mailed to shareholders in March of each year with a copy sent to the IRS.

      If  the  ordinary  income   dividends  from  the  Fund  are  effectively
connected  with the  conduct of a U.S.  trade or  business,  then the  foreign person may claim an exemption  from the U.S. tax described  above provided the
Fund obtains a properly  completed and signed  Certificate of Foreign  Status.
If the foreign  person  fails to provide a  certification  of his/her  foreign status,  the Fund will be required to  withhold  U.S.  tax at a rate of 28% on ordinary income  dividends,  capital gains  distributions  and the proceeds of the redemption of shares,  paid to any foreign person. Any tax withheld by the
Fund is remitted by the Fund to the U.S.  Treasury  and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

      The tax  consequences to foreign persons  entitled to claim the benefits of an  applicable  tax treaty may be different  from those  described  herein.
Foreign  shareholders  are urged to consult their own tax advisers or the U.S.
Internal  Revenue  Service with respect to the particular tax  consequences to them of an investment in the Fund,  including  the  applicability  of the U.S.
withholding taxes described above.

     Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds  into which you may  exchange shares.  Reinvestment  will be made without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option, the shareholder must notify the Transfer
Agent in writing  and must have an  existing  account in the fund  selected  for reinvestment.  Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends and/or  distributions  from  shares of certain  other  Oppenheimer  funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

     The Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial  institutions that have a sales agreement with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent,
is a division of the  Manager.  It is  responsible  for  maintaining  the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

     The Custodian.  Citibank,  N.A. is the custodian of the Fund's assets.  The custodian's  responsibilities  include  safeguarding  and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the custodian in excess of
$100,000  are not  protected  by  federal  deposit  insurance.  Those  uninsured balances at times may be substantial.

     Independent  Registered  Public  Accounting  Firm.  KPMG LLP  serves as the independent  registered public accounting firm for the Fund. KPMG LLP audits the
Fund's financial statements and performs other related audit services.  KPMG LLP also acts as the independent  registered  public accounting firm for the Manager and certain  other funds  advised by the Manager and its  affiliates.  Audit and non-audit  services provided by KPMG LLP to the Fund must be pre-approved by the
Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF OPPENHEIMER EMERGING TECHNOLOGIES FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Emerging Technologies Fund, including the statement of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Emerging Technologies Fund as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S.
generally accepted accounting principles.

/s/ KPMG LLP
KPMG LLP

Denver, Colorado
December 12, 2006

STATEMENT OF INVESTMENTS  October 31, 2006
-------------------------------------------------------------------------------

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
COMMON STOCKS--98.3%
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.3%
-------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.6%
VistaPrint Ltd. 1                                      70,030   $    2,190,538
-------------------------------------------------------------------------------
MEDIA--0.7%
XM Satellite Radio
Holdings, Inc., Cl. A 1                                82,330          959,968
-------------------------------------------------------------------------------
HEALTH CARE--2.6%
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Intuitive Surgical, Inc. 1                             12,300        1,219,914
-------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                         26,980        1,480,123
                                                                ---------------
                                                                     2,700,037

-------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.7%
WebMD Health
Corp., Cl. A 1                                         26,290          958,533
-------------------------------------------------------------------------------
INDUSTRIALS--1.7%
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.7%
Kenexa Corp. 1                                         46,920        1,507,540
-------------------------------------------------------------------------------
PeopleSupport, Inc. 1                                  46,720          915,245
                                                                ---------------
                                                                     2,422,785

-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--84.8%
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--12.7%
Ciena Corp. 1                                          55,421        1,302,948
-------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                 198,390        4,787,151
-------------------------------------------------------------------------------
Comverse Technology, Inc. 1                           115,560        2,515,741
-------------------------------------------------------------------------------
Corning, Inc. 1                                       140,930        2,879,200
-------------------------------------------------------------------------------
F5 Networks, Inc. 1                                    31,750        2,101,533
-------------------------------------------------------------------------------
Oplink Communications, Inc. 1                          69,520        1,376,496
-------------------------------------------------------------------------------
Optium Corp. 1                                            800           16,200
-------------------------------------------------------------------------------
QUALCOMM, Inc.                                         72,880        2,652,103
                                                                ---------------
                                                                    17,631,372

-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--8.3%
Apple Computer, Inc. 1                                 43,550        3,531,034
-------------------------------------------------------------------------------
EMC Corp. 1                                           292,330        3,581,043

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
Network Appliance, Inc. 1                              74,150   $    2,706,475
-------------------------------------------------------------------------------
Rackable Systems,
Inc. 1                                                 53,860        1,670,199
                                                                ---------------
                                                                    11,488,751

-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
Daktronics, Inc.                                       75,450        1,788,920
-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--17.7%
Aquantive, Inc. 1                                      65,710        1,785,998
-------------------------------------------------------------------------------
Bankrate, Inc. 1                                       37,250        1,190,138
-------------------------------------------------------------------------------
Digital River, Inc. 1                                  33,130        1,916,571
-------------------------------------------------------------------------------
eBay, Inc. 1                                           75,980        2,441,237
-------------------------------------------------------------------------------
Equinix, Inc. 1                                        26,680        1,824,912
-------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                  10,080        4,802,011
-------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                       51,380        1,409,867
-------------------------------------------------------------------------------
Knot, Inc. (The) 1                                     57,930        1,388,582
-------------------------------------------------------------------------------
VeriSign, Inc. 1                                      127,070        2,627,808
-------------------------------------------------------------------------------
WebEx Communications, Inc. 1                           42,200        1,622,590
-------------------------------------------------------------------------------
WebSideStory, Inc. 1                                   74,300          969,615
-------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        101,400        2,670,876
                                                                ---------------
                                                                    24,650,205

-------------------------------------------------------------------------------
IT SERVICES--3.7%
Alliance Data Systems Corp. 1                          24,800        1,505,856
-------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                 45,000        3,387,600
-------------------------------------------------------------------------------
Exlservice Holdings, Inc. 1                            14,900          309,920
                                                                ---------------
                                                                     5,203,376

-------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--23.4%
ASML Holding NV 1                                      59,320        1,354,869
-------------------------------------------------------------------------------
ATMI, Inc. 1                                           34,950        1,107,566
-------------------------------------------------------------------------------
Broadcom Corp.,
Cl. A 1                                               118,420        3,584,573

STATEMENT OF INVESTMENTS  Continued
-------------------------------------------------------------------------------

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Cymer, Inc. 1                                          41,970   $    1,944,470
-------------------------------------------------------------------------------
Diodes, Inc. 1                                         55,200        2,431,008
-------------------------------------------------------------------------------
FormFactor, Inc. 1                                     34,520        1,317,974
-------------------------------------------------------------------------------
Hittite Microwave
Corp. 1                                                33,090        1,134,656
-------------------------------------------------------------------------------
International Rectifier Corp. 1                        67,060        2,412,148
-------------------------------------------------------------------------------
KLA-Tencor Corp.                                       28,470        1,399,870
-------------------------------------------------------------------------------
Lam Research Corp. 1                                   14,880          735,816
-------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                       151,870        2,776,184
-------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                      34,720        1,232,560
-------------------------------------------------------------------------------
Microchip Technology, Inc.                             54,260        1,786,782
-------------------------------------------------------------------------------
Microsemi Corp. 1                                      91,090        1,785,364
-------------------------------------------------------------------------------
Monolithic Power
Systems, Inc. 1                                       135,010        1,355,500
-------------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1                          42,460          841,982
-------------------------------------------------------------------------------
PMC-Sierra, Inc. 1                                    142,150          942,455
-------------------------------------------------------------------------------
Power Integrations, Inc. 1                             48,100        1,055,314
-------------------------------------------------------------------------------
Texas Instruments, Inc.                                28,470          859,225
-------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1      38,140        1,391,729
-------------------------------------------------------------------------------
Volterra Semiconductor Corp. 1                         60,510        1,044,403
                                                                ---------------
                                                                    32,494,448

-------------------------------------------------------------------------------
SOFTWARE--17.7%
Adobe Systems, Inc. 1                                  78,340        2,996,505
-------------------------------------------------------------------------------
Amdocs Ltd. 1                                          20,930          811,247
-------------------------------------------------------------------------------
Ansoft Corp. 1                                         40,600        1,082,396
-------------------------------------------------------------------------------
Ansys, Inc. 1                                          30,210        1,389,660
-------------------------------------------------------------------------------
Autodesk, Inc. 1                                       67,660        2,486,505
-------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                 19,240          568,157

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
SOFTWARE Continued
Concur Technologies, Inc. 1                            98,010   $    1,562,279
-------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                46,310        2,449,336
-------------------------------------------------------------------------------
Informatica Corp. 1                                    93,380        1,156,978
-------------------------------------------------------------------------------
McAfee, Inc. 1                                         38,970        1,127,402
-------------------------------------------------------------------------------
NAVTEQ Corp. 1                                         45,430        1,508,276
-------------------------------------------------------------------------------
Nuance Communications, Inc. 1                         191,250        2,207,025
-------------------------------------------------------------------------------
Opsware, Inc. 1                                       154,150        1,401,224
-------------------------------------------------------------------------------
Red Hat, Inc. 1                                       145,900        2,389,842
-------------------------------------------------------------------------------
Ultimate Software
Group, Inc. (The) 1                                    60,430        1,495,038
                                                                ---------------
                                                                    24,631,870

-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.9%
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.9%
Cbeyond, Inc. 1                                        24,600          746,364
-------------------------------------------------------------------------------
NeuStar, Inc., Cl. A 1                                 65,420        1,911,572
-------------------------------------------------------------------------------
Time Warner
Telecom, Inc., Cl. A 1                                 70,530        1,406,368
                                                                ---------------
                                                                     4,064,304

-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.0%
American Tower Corp. 1                                 85,642        3,084,825
-------------------------------------------------------------------------------
NII Holdings, Inc. 1                                   38,090        2,476,988
                                                                ---------------
                                                                       5,561,813
                                                                ---------------
Total Common Stocks
(Cost $120,546,859)                                                136,746,920

-------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------
Blaze Network Products, Inc., 8%
Cv., Series D 1,2,3 (Cost $1,067,750)                 166,836              376

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.6%
-------------------------------------------------------------------------------
Undivided interest of 3.36% in joint repurchase agreement (Principal
Amount/Value $106,853,000, with a maturity value of $106,868,612) with UBS
Warburg LLC, 5.26%, dated 10/31/06, to be repurchased at $3,590,525 on 11/1/06, collateralized by Federal National Mortgage Assn., 6.50%, 10/1/36, with a
value of $109,133,594 (Cost $3,590,000)        $    3,590,000   $    3,590,000

-------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $125,204,609)                                     100.9%     140,337,296
-------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                          (0.9)      (1,239,019)
                                               --------------------------------
NET ASSETS                                              100.0%  $  139,098,277
                                               ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of October 31, 2006 was $376, which represents less than 0.005% of the Fund's net assets, all of which is considered restricted. See
Note 5 of accompanying Notes.

3. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES       GROSS        GROSS          SHARES
                                                        OCT. 31, 2005   ADDITIONS   REDUCTIONS   OCT. 31, 2006
---------------------------------------------------------------------------------------------------------------

Blaze Network Products, Inc., 8% Cv., Series D                166,836         --            --         166,836
MicroPhotonix Integration Corp., Cv., Series C                316,691         --       316,691              --

                                                                            VALUE     DIVIDEND        REALIZED
                                                                       SEE NOTE 1       INCOME            LOSS
---------------------------------------------------------------------------------------------------------------

Blaze Network Products, Inc., 8% Cv., Series D                         $      376   $       --   $          --
MicroPhotonix Integration Corp., Cv., Series C                                 --           --       1,999,999
                                                                       ----------------------------------------
                                                                       $      376   $       --   $   1,999,999
                                                                       ========================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $124,136,859)                        $ 140,336,920
Affiliated companies (cost $1,067,750)                                      376
                                                                  --------------
                                                                     140,337,296
--------------------------------------------------------------------------------
Cash                                                                    131,596
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                        222,540
Shares of beneficial interest sold                                      165,049
Interest and dividends                                                    1,663
Other                                                                     7,986
                                                                  --------------
Total assets                                                        140,866,130

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                 1,342,082
Shares of beneficial interest redeemed                                  251,950
Shareholder communications                                               58,977
Trustees' compensation                                                   35,571
Distribution and service plan fees                                       28,325
Transfer and shareholder servicing agent fees                            25,298
Other                                                                    25,650
                                                                  --------------
Total liabilities                                                     1,767,853

--------------------------------------------------------------------------------
NET ASSETS                                                        $ 139,098,277
                                                                  ==============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                        $      46,702
--------------------------------------------------------------------------------
Additional paid-in capital                                          589,819,451
--------------------------------------------------------------------------------
Accumulated net investment loss                                         (35,155)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                       (465,865,408)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                           15,132,687
                                                                  --------------
NET ASSETS                                                        $ 139,098,277
                                                                  ==============

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$79,180,615 and 26,161,371 shares of beneficial interest outstanding) $ 3.03
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price) $ 3.21
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $36,913,067 and
12,713,829 shares of beneficial interest outstanding) $ 2.90
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $17,024,060 and
5,856,575 shares of beneficial interest outstanding) $ 2.91
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,962,623 and
1,326,164 shares of beneficial interest outstanding) $ 2.99
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $2,017,912 and 643,851 shares of beneficial interest
outstanding)                                                              $ 3.13

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                         $     224,599
--------------------------------------------------------------------------------
Interest                                                                178,269
--------------------------------------------------------------------------------
Other income                                                             64,740
                                                                  --------------
Total investment income                                                 467,608

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       1,301,942
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 177,770
Class B                                                                 465,607
Class C                                                                 176,515
Class N                                                                  20,247
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 585,780
Class B                                                                 367,720
Class C                                                                 121,221
Class N                                                                  24,458
Class Y                                                                   2,467
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  81,019
Class B                                                                  58,181
Class C                                                                  15,956
Class N                                                                   1,489
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 427
--------------------------------------------------------------------------------
Other                                                                    25,465
                                                                  --------------
Total expenses                                                        3,426,264
Less reduction to custodian expenses                                       (427)
Less waivers and reimbursements of expenses                            (642,092)
                                                                  --------------
Net expenses                                                          2,783,745

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (2,316,137)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
  Unaffiliated companies                                             10,499,454
  Affiliated companies                                               (1,999,999)
                                                                  --------------
Net realized gain                                                     8,499,455
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  6,651,157

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  12,834,475
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                      2006              2005
---------------------------------------------------------------------------------------------------

OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment loss                                                 $ (2,316,137)    $  (2,491,316)
---------------------------------------------------------------------------------------------------
Net realized gain (loss)                                               8,499,455        (4,357,066)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                  6,651,157        11,049,349
                                                                    -------------------------------
Net increase in net assets resulting from operations                  12,834,475         4,200,967

---------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                       --          (218,101)
Class B                                                                       --                --
Class C                                                                       --                --
Class N                                                                       --            (8,925)
Class Y                                                                       --           (12,465)
---------------------------------------------------------------------------------------------------
Dividends in excess of net investment income:
Class A                                                                       --          (343,030)
Class B                                                                       --                --
Class C                                                                       --                --
Class N                                                                       --           (14,038)
Class Y                                                                       --           (19,605)

---------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                3,537,689       (12,102,611)
Class B                                                              (15,873,605)       (8,787,393)
Class C                                                               (2,183,001)       (5,594,723)
Class N                                                                  (59,545)           39,946
Class Y                                                                   (1,296)         (448,094)

---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------
Total decrease                                                        (1,745,283)      (23,308,072)
---------------------------------------------------------------------------------------------------
Beginning of period                                                  140,843,560       164,151,632
                                                                    -------------------------------
End of period (including accumulated net investment loss
of $35,155 and $44,888, respectively)                               $139,098,277     $ 140,843,560
                                                                    ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED OCTOBER 31,                  2006         2005           2004         2003        2002
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  2.76      $  2.69        $  3.14      $  1.82     $  3.51
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.04) 1      (.03) 1,2      (.04) 1      (.04)       (.04)
Net realized and unrealized gain (loss)              .31          .12           (.41)        1.36       (1.65)
                                                 --------------------------------------------------------------
Total from investment operations                     .27          .09           (.45)        1.32       (1.69)
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  --         (.01)            --           --          --
Dividends in excess of net investment income          --         (.01)            --           --          --
                                                 --------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         --         (.02)            --           --          --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  3.03      $  2.76        $  2.69      $  3.14     $  1.82
                                                 ==============================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  9.78%        3.30%        (14.33)%      72.53%     (48.15)%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $79,180      $68,724        $79,083      $93,886     $44,150
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $74,186      $74,268        $89,415      $62,832     $68,695
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                (1.26)%      (1.25)% 2      (1.55)%      (1.51)%     (1.61)%
Total expenses                                      2.06%        2.14%          2.11%        2.70%       3.11%
Expenses after payments and waivers
and reduction to custodian expenses                 1.59%        1.66%          1.69%        1.71%       2.10%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              101%         147%           157%         219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS B     YEAR ENDED OCTOBER 31,                  2006         2005           2004         2003        2002
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  2.66      $  2.60        $  3.06      $  1.79     $  3.48
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.06) 1      (.05) 1,2      (.07) 1      (.04)       (.07)
Net realized and unrealized gain (loss)              .30          .11           (.39)        1.31       (1.62)
                                                 --------------------------------------------------------------
Total from investment operations                     .24          .06           (.46)        1.27       (1.69)
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  --           --             --           --          --
Dividends in excess of net investment income          --           --             --           --          --
                                                 --------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         --           --             --           --          --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  2.90      $  2.66        $  2.60      $  3.06     $  1.79
                                                 ==============================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  9.02%        2.31%        (15.03)%      70.95%     (48.56)%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $36,913      $48,955        $56,513      $69,789     $36,813
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $46,606      $52,959        $63,321      $48,920     $58,029
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                (2.04)%      (2.06)% 2      (2.34)%      (2.23)%     (2.40)%
Total expenses                                      2.83%        3.12%          3.14%        3.82%       3.95%
Expenses after payments and waivers
and reduction to custodian expenses                 2.36%        2.46%          2.48%        2.42%       2.94%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              101%         147%           157%         219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED OCTOBER 31,                  2006         2005           2004         2003        2002
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  2.67      $  2.60        $  3.06      $  1.79     $  3.48
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.06) 1      (.05) 1,2      (.06) 1      (.04)       (.05)
Net realized and unrealized gain (loss)              .30          .12           (.40)        1.31       (1.64)
                                                 --------------------------------------------------------------
Total from investment operations                     .24          .07           (.46)        1.27       (1.69)
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  --           --             --           --          --
Dividends in excess of net investment income          --           --             --           --          --
                                                 --------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         --           --             --           --          --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  2.91      $  2.67        $  2.60        $3.06     $  1.79
                                                 ==============================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  8.99%        2.69%        (15.03)%      70.95%     (48.56)%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $17,024      $17,646        $22,777      $26,112     $14,143
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $17,668      $20,550        $25,126      $17,266     $17,800
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                (2.01)%      (1.98)% 2      (2.28)%      (2.29)%     (2.36)%
Total expenses                                      2.69%        2.77%          2.77%        3.40%       3.84%
Expenses after payments and waivers
and reduction to custodian expenses                 2.33%        2.40%          2.43%        2.48%       2.83%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              101%         147%           157%         219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS N     YEAR ENDED OCTOBER 31,                  2006         2005           2004         2003        2002
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  2.73      $  2.66        $  3.12      $  1.81     $  3.50
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.04) 1      (.04) 1,2      (.05) 1      (.05)       (.04)
Net realized and unrealized gain (loss)              .30          .13           (.41)        1.36       (1.65)
                                                 --------------------------------------------------------------
Total from investment operations                     .26          .09           (.46)        1.31       (1.69)
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  --         (.01)            --           --          --
Dividends in excess of net investment income          --         (.01)            --           --          --
                                                 --------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         --         (.02)            --           --          --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  2.99      $  2.73        $  2.66      $  3.12     $  1.81
                                                 ==============================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  9.52%        3.27%        (14.74)%      72.38%     (48.29)%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 3,963      $ 3,659        $ 3,528      $ 4,445     $ 1,582
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 4,063      $ 3,588        $ 3,548      $ 2,698     $ 1,547
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                (1.49)%      (1.44)% 2      (1.74)%      (1.89)%     (1.80)%
Total expenses                                      2.06%        2.19%          2.18%        2.30%       3.05%
Expenses after payments and waivers
and reduction to custodian expenses                 1.78%        1.82%          1.88%        2.10%       2.04%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              101%         147%           157%         219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y     YEAR ENDED OCTOBER 31,                  2006         2005           2004         2003        2002
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  2.84      $  2.77        $  3.21      $  1.85     $  3.55
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.02) 1      (.02) 1,2      (.03) 1      (.04)       (.03)
Net realized and unrealized gain (loss)              .31          .13           (.41)        1.40       (1.67)
                                                 --------------------------------------------------------------
Total from investment operations                     .29          .11           (.44)        1.36       (1.70)
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  --         (.01)            --           --          --
Dividends in excess of net investment income          --         (.03)            --           --          --
                                                 --------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         --         (.04)            --           --          --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  3.13      $  2.84        $  2.77      $  3.21     $  1.85
                                                 ==============================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                 10.21%        3.94%        (13.71)%      73.51%     (47.89)%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 2,018      $ 1,860        $ 2,251      $ 2,480     $   887
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 2,132      $ 2,106        $ 2,593      $ 1,492     $ 1,057
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                (0.67)%      (0.56)% 2      (0.86)%      (1.05)%     (1.03)%
Total expenses                                      0.98%        0.97%          1.00%        1.26%       1.57%
Expenses after payments and waivers
and reduction to custodian expenses                 0.95%        0.97%          1.00%        1.26%       1.53%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              101%         147%           157%         219%        159%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Emerging Technologies Fund (the Fund) is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the
Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another
Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and
"asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities
(including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies are valued at that fund's net asset value. Short-term
"money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                    APPRECIATION
                                                               BASED ON COST OF
                                                                 SECURITIES AND
   UNDISTRIBUTED     UNDISTRIBUTED            ACCUMULATED     OTHER INVESTMENTS
   NET INVESTMENT        LONG-TERM                   LOSS    FOR FEDERAL INCOME
   INCOME                     GAIN     CARRYFORWARD 1,2,3          TAX PURPOSES
   ----------------------------------------------------------------------------
   $--                         $--           $465,803,504           $15,070,781

1. As of October 31, 2006, the Fund had $465,803,504 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2006, details of the capital loss carryforwards were as follows:

                        EXPIRING
                        -------------------------------
                        2009             $  260,704,561
                        2010                197,770,478
                        2012                    556,912
                        2013                  6,771,553
                                         --------------
                        Total            $  465,803,504
                                         ==============

2. During the fiscal year ended October 31, 2006, the Fund utilized $7,582,832 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended October 31, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2006. Net assets of the
Fund were unaffected by the reclassifications.

                                      REDUCTION TO
         REDUCTION TO              ACCUMULATED NET
         PAID-IN CAPITAL           INVESTMENT LOSS
         -----------------------------------------
         $2,325,870                     $2,325,870

The tax character of distributions paid during the years ended October 31, 2006 and October 31, 2005 was as follows:

                                               YEAR ENDED          YEAR ENDED
                                         OCTOBER 31, 2006    OCTOBER 31, 2005
         --------------------------------------------------------------------
         Distributions paid from:
         Ordinary income                             $ --           $ 239,491
         In excess of ordinary income                  --             376,673
                                                     ------------------------
         Total                                       $ --           $ 616,164
                                                     ========================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2006 are noted below. The primary difference between

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

              Federal tax cost of securities       $125,266,515
                                                   ============

              Gross unrealized appreciation        $ 20,522,552
              Gross unrealized depreciation          (5,451,771)
                                                   ------------
              Net unrealized appreciation          $ 15,070,781
                                                   ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October
31, 2006, the Fund's projected benefit obligations were decreased by $6,468 and payments of $3,156 were made to retired trustees, resulting in an accumulated liability of $28,258 as of October 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               YEAR ENDED OCTOBER 31, 2006         YEAR ENDED OCTOBER 31, 2005
                                  SHARES            AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------

CLASS A
Sold                           8,922,724    $   26,332,717         5,282,514    $   14,315,161
Dividends and/or
distributions reinvested              --                --           191,595           544,130
Redeemed                      (7,697,412)      (22,795,028) 1     (9,938,737)      (26,961,902) 2
                              -------------------------------------------------------------------
Net increase (decrease)        1,225,312    $    3,537,689        (4,464,628)   $  (12,102,611)
                              ===================================================================

-------------------------------------------------------------------------------------------------
CLASS B
Sold                           2,031,891    $    5,858,755         2,908,410    $    7,653,535
Dividends and/or
distributions reinvested              --                --                --                --
Redeemed                      (7,696,243)      (21,732,360) 1     (6,238,335)      (16,440,928) 2
                              -------------------------------------------------------------------
Net decrease                  (5,664,352)   $  (15,873,605)       (3,329,925)   $   (8,787,393)
                              ===================================================================

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                               YEAR ENDED OCTOBER 31, 2006         YEAR ENDED OCTOBER 31, 2005
                                  SHARES            AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------

CLASS C
Sold                           1,634,731    $    4,728,533         1,232,366    $    3,247,538
Dividends and/or
distributions reinvested              --                --                --                --
Redeemed                      (2,395,596)       (6,911,534) 1     (3,361,027)       (8,842,261) 2
                              -------------------------------------------------------------------
Net decrease                    (760,865)   $   (2,183,001)       (2,128,661)   $   (5,594,723)
                              ===================================================================

-------------------------------------------------------------------------------------------------
CLASS N
Sold                             482,201    $    1,424,671           484,495    $    1,295,239
Dividends and/or
distributions reinvested              --                --             7,933            22,290
Redeemed                        (497,749)       (1,484,216) 1       (474,961)       (1,277,583) 2
                              -------------------------------------------------------------------
Net increase (decrease)          (15,548)   $      (59,545)           17,467    $       39,946
                              ===================================================================

-------------------------------------------------------------------------------------------------
CLASS Y
Sold                             254,144    $      797,228           263,642    $      726,917
Dividends and/or
distributions reinvested              --                --            11,057            32,066
Redeemed                        (265,688)         (798,524) 1       (432,120)       (1,207,077) 2
                              -------------------------------------------------------------------
Net decrease                     (11,544)   $       (1,296)         (157,421)   $     (448,094)
                              ===================================================================

1. Net of redemption fees of $1,550, $974, $369, $85 and $45 for Class A, Class
B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $2,136, $1,523, $591, $103 and $61 for Class A,
Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2006, were as follows:

                                           PURCHASES              SALES
              ---------------------------------------------------------
              Investment securities     $142,719,027       $157,928,970

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

              FEE SCHEDULE
              ---------------------------------------
              Up to $200 million                0.90%
              Next $200 million                 0.85
              Next $200 million                 0.80
              Over $600 million                 0.75

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended October 31, 2006, the Fund paid
$510,925 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B,
Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distrib-utor determines its uncompensated expenses under the plan at calendar quarter ends. The
Distributor's aggregate uncompensated expenses under the plan at September 30,
2006 for Class B, Class C and Class N shares were $10,342,476, $1,116,437 and
$92,605, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------

October 31, 2006          $78,793          $7,810        $135,378          $3,807            $485

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective January 1, 2006, the Manager
voluntarily agreed to reduce its advisory fee rate during the year ending
December 31, 2006. For any calendar quarter that the Fund's trailing 12-month total return performance is in the fifth quintile of the Fund's Lipper peer group, measured at the end of the prior calendar quarter, the advisory fee will be reduced by 0.10% of the Fund's average daily net assets. For any calendar quarter that the Fund's trailing 12-month total return performance is in the fourth quintile of the Fund's Lipper peer group, measured at the end of the prior calendar quarter, the advisory fee will be reduced by 0.05% of the Fund's average daily net assets. However, if at the end of the prior calendar quarter the Fund's trailing total return performance has improved to the third or higher quintile of the Fund's Lipper peer group, the advisory fee reduction will be terminated. During the year ended October 31, 2006, the Manager voluntarily waived management fees in the amount of $38,248. The advisory fee reduction is a voluntary undertaking and may be terminated by the Manager at any time.
Effective April 1, 2006, the advisory fee reduction was terminated by the
Manager.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the year ended October 31, 2006, OFS waived $329,721, $203,647, $60,171,
$10,253 and $52 for Class A, Class B, Class C, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of October 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the
Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.
Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                ACQUISITION                   VALUATION AS OF      UNREALIZED
SECURITY                               DATE          COST     OCTOBER 31,2006    DEPRECIATION
----------------------------------------------------------------------------------------------

Blaze Network Products, Inc.,
8% Cv., Series D                   10/17/00    $1,067,750               $ 376      $1,067,374

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
October 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board issued
Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE
MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007, and interim periods within those fiscal years. As of October
31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds including the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION Continued

Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May
11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the
Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures
is available (i) without charge, upon request, by calling the Fund toll-free at
1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended
June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at
1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at
www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The
Fund's Form N-Q filings are available on the SEC's website at
http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public
Reference Room in Washington D.C. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330.

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN

INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                          COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR
                                  HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,               Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board             Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Covanta
of Trustees (since 2003),         Holding Corp. (waste-to-energy company) (since 2002); Director of Weyerhaeuser
Trustee (since 2000)              Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-December 2002);
Age: 76                           Director of ConAgra Foods (1993-2001); Director of Texas Instruments (1993-2001);
                                  Director of FMC Corporation (1993-2001).
                                  Oversees 45 portfolios in the OppenheimerFunds
                                  complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)              (since 2005); Director of ICI Education Foundation (education foundation) (October
Age: 65                           1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004);
                                  Director of ICI Mutual Insurance Company
                                  (insurance company) (October 1991-June 2004).
                                  Oversees 45 portfolios in the OppenheimerFunds
                                  complex.

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 55 portfolios in the
Trustee (since 2000)              OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member
Trustee (since 2000)              (since 1979) of the National Academy of Sciences; Council on Foreign Relations
Age: 68                           (since 2002); Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The
                                  Andrew W. Mellon Foundation (since 2001);
                                  Chair of Science Initiative Group (since
                                  1999); Member of the American Philosophical
                                  Society (since 1996); Trustee of Woodward
                                  Academy (since 1983); Foreign Associate of
                                  Third World Academy of Sciences; Director of
                                  the Institute for Advanced Study (1991-2004);
                                  Director of Bankers Trust New York Corporation
                                  (1994-1999); Provost at Duke University
                                  (1983-1991). Oversees 45 portfolios in the
                                  OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998);
Trustee (since 2004)              and Senior Vice President and General Auditor of American Express Company
Age: 64                           (financial services company) (July 1998-February 2003). Oversees 45 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2002)              (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial
Age: 54                           adviser) (since January 2002); Managing Director of Carmona Motley Hoffman Inc.
                                  (privately-held financial adviser) (January
                                  1998-December 2001); Member of the Finance and
                                  Budget Committee of the Council on Foreign
                                  Relations, the Investment Committee of the
                                  Episcopal Church of America, the Investment
                                  Committee and Board of Human Rights Watch and
                                  the Investment Committee of Historic Hudson
                                  Valley. Oversees 45 portfolios in the
                                  OppenheimerFunds complex.

KENNETH A. RANDALL,               Director of Dominion Resources, Inc. (electric utility holding company) (February
Trustee (since 2000)              1972-October 2005); Former Director of Prime Retail, Inc. (real estate investment
Age: 79                           trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumberman's
                                  Mutual Casualty Company, American Motorists
                                  Insurance Company and American Manufacturers
                                  Mutual Insurance Company; Former President and
                                  Chief Executive Officer of The Conference
                                  Board, Inc. (international economic and
                                  business research). Oversees 45 portfolios in
                                  the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of The Directorship Search Group, Inc. (corporate governance consulting
Trustee (since 2000)              and executive recruiting) (since 1993); Life Trustee of International House
Age: 75                           (non-profit educational organization); Founder, Chairman and Chief Executive
                                  Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan &
                                  Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force (1954-1958).
                                  Oversees 45 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)              Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 65                           Member of the Investment Committee of the Associated Jewish Charities of Baltimore
                                  (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001).
                                  Oversees 45 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)              company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 58                           Company, Inc. (soda ash processing and production) (since 1996); Vice President of
                                  Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                  Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the
                                  Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director
                                  of PacifiCorp. (electric utility) (1995-1999). Oversees 45 portfolios in the
                                  OppenheimerFunds complex.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Trustee (since 2005)              Director of Special Value Opportunities Fund, LLC (registered investment company)
Age: 63                           (since September 2004); Member of Zurich Financial Investment Advisory Board
                                  (insurance) (since October 2004); Board of
                                  Governing Trustees of The Jackson Laboratory
                                  (non-profit) (since August 1990); Trustee of
                                  the Institute for Advanced Study (non-profit
                                  educational institute) (since May 1992);
                                  Special Limited Partner of Odyssey Investment
                                  Partners, LLC (private equity investment)
                                  (January 1999-September 2004); Trustee of
                                  Research Foundation of AIMR (2000-2002)
                                  (investment research, non-profit); Governor,
                                  Jerome Levy Economics Institute of Bard
                                  College (August 1990-September 2001)
                                  (economics research); Director of Ray &
                                  Berendtson, Inc. (May 2000-April 2002)
                                  (executive search firm). Oversees 55
                                  portfolios in the OppenheimerFunds complex.

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                       FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                  INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                  OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.
                                  MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS,
                                  INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and            (since September 2000) of the Manager; President and a director or trustee of other
Principal Executive Officer       Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. ("OAC")
(since 2001)                      (the Manager's parent holding company) and of Oppenheimer Partnership Holdings,
Age: 57                           Inc. (holding company subsidiary of the Manager) (since July 2001); Director of
                                  OppenheimerFunds Distributor, Inc. (subsidiary
                                  of the Manager) (since November 2001);
                                  Chairman and Director of Shareholder Services,
                                  Inc. and of Shareholder Financial Services,
                                  Inc. (transfer agent sub sidiaries of the
                                  Manager) (since July 2001); President and
                                  Director of OppenheimerFunds Legacy Program
                                  (charitable trust program established by the
                                  Manager) (since July 2001); Director of the
                                  following investment advisory subsidiaries of
                                  the Manager: OFI Institutional Asset
                                  Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management
                                  Corporation and Tremont Capital Management,
                                  Inc. (since November 2001), HarbourView Asset
                                  Management Corporation and OFI Private
                                  Investments, Inc. (since July 2001); President
                                  (since November 1, 2001) and Director (since
                                  July 2001) of Oppenheimer Real Asset
                                  Management, Inc.; Executive Vice President of
                                  Massachusetts Mutual Life Insurance Company
                                  (OAC's parent company) (since February 1997);
                                  Director of DLB Acquisition Corporation
                                  (holding company parent of Babson Capital
                                  Management LLC) (since June 1995); Member of
                                  the Investment Company Institute's Board of
                                  Governors (since October 3, 2003); Chief
                                  Operating Officer of the Manager (September
                                  2000-June 2001); President and Trustee of MML
                                  Series Investment Fund and MassMutual Select
                                  Funds (open-end investment companies)
                                  (November 1999-November 2001); Director of
                                  C.M. Life Insurance Company (September
                                  1999-August 2000); President, Chief Executive
                                  Officer and Director of MML Bay State Life
                                  Insurance Company (September 1999-August
                                  2000); Director of Emerald Isle Bancorp and
                                  Hibernia Savings Bank (wholly-owned subsidiary
                                  of Emerald Isle Bancorp) (June 1989-June
                                  1998). Oversees 92 portfolios in the
                                  OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                       GILSTON, POIESZ, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225
                                  LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED,
                                  PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                  80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

DAVID POIESZ, Senior Vice President of the Manager (since June 2004); senior portfolio manager at Vice President and Portfolio Merrill Lynch. (October
2002-May 2004); founding partner of RiverRock Capital LLC, Manager (since 2004)
a hedge fund product; (April 1999-July 2001); portfolio manager at Jennison Age:
48 Associates (November 1992-March 1999). An officer of 3 portfolios in the
                                  OppenheimerFunds complex.

ALAN GILSTON, Vice President of the Manager (since September 1997). An officer of 1 portfolio in Vice President and Portfolio the OppenheimerFunds complex.
Manager (since 1997)
Age: 48

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief          2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer                Management Corporation and Shareholder Services, Inc. (since June 1983). Former
(since 2004)                      Vice President and Director of Internal Audit of the Manager (1997-February 2004).
Age: 56                           An officer of 92 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal           the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial and Accounting          Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 2000)              Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 47                           Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                  (since May 2000), OppenheimerFunds plc (since
                                  May 2000), OFI Institutional Asset Management,
                                  Inc. (since November 2000), and
                                  OppenheimerFunds Legacy Program (charitable
                                  trust program established by the Manager)
                                  (since June 2003); Treasurer and Chief
                                  Financial Officer of OFI Trust Company (trust
                                  company subsidiary of the Manager) (since May
                                  2000); Assistant Treasurer of the following:
                                  OAC (since March 1999), Centennial Asset
                                  Management Corporation (March 1999-October
                                  2003) and OppenheimerFunds Legacy Program
                                  (April 2000-June 2003); Principal and Chief
                                  Operating Officer of Bankers Trust
                                  Company-Mutual Fund Services Division (March
                                  1995-March 1999). An officer of 92 portfolios
                                  in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer               Product Accounting of the Manager (November 1998-July 2002). An officer of 92
(since 2004)                      portfolios in the OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer               Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager
(since 2005)                      of Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of
Age: 36                           Mutual Fund Operations at American Data Services, Inc. (September 2000-May 2001).
                                  An officer of 92 portfolios in the
OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2001)            2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 58                           December 2001); General Counsel of Centennial Asset Management Corporation (since
                                  December 2001); Senior Vice President and
                                  General Counsel of HarbourView Asset
                                  Management Corporation (since December 2001);
                                  Secretary and General Counsel of OAC (since
                                  November 2001); Assistant Secretary (since
                                  September 1997) and Director (since November
                                  2001) of OppenheimerFunds International Ltd.
                                  and OppenheimerFunds plc; Vice President and
                                  Director of Oppenheimer Partnership Holdings,
                                  Inc. (since December 2002); Director of
                                  Oppenheimer Real Asset Management, Inc. (since
                                  November 2001); Senior Vice President, General
                                  Counsel and Director of Shareholder Financial
                                  Services, Inc. and Shareholder Services, Inc.
                                  (since December 2001); Senior Vice President,
                                  General Counsel and Director of OFI Private
                                  Investments, Inc. and OFI Trust Company (since
                                  November 2001); Vice President of
                                  OppenheimerFunds Legacy Program (since June
                                  2003); Senior Vice President and General
                                  Counsel of OFI Institutional Asset Management,
                                  Inc. (since November 2001); Director of
                                  OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May
                                  1985-December 2003), Acting General Counsel
                                  (November 2001-February 2002) and Associate
                                  General Counsel (May 1981-October 2001) of the
                                  Manager; Assistant Secretary of the

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. ZACK,                   following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
Continued                         Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                  International Ltd. (September 1997-November 2001). An officer of 92 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary               President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                      2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
Age: 38                           (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                  Incorporated). An officer of 92 portfolios in
the OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary               October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
(since 2001)                      (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
Age: 41                           Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds
                                  Legacy Program and Shareholder Financial Services, Inc. (since December 2001);
                                  Assistant Counsel of the Manager (August 1994-October 2003). An officer of 92 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary               2004); First Vice President (2001-September 2004); Director (2000-September 2004)
(since 2004)                      and Vice President (1998-2000) of Merrill Lynch Investment Management. An officer
Age: 42                           of 92 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION
ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON
REQUEST, BY CALLING 1.800.525.7048.

                                     A-1
                                  Appendix A

     The Fund's  industry  classifications  for  purposes  of its  concentration policy are the sub-industries  delineated in the Global Industry  Classification
Standard  (GICS)  categorization  scheme  developed  by Morgan  Stanley  Capital
International  Inc.  (MSCI),  as may be modified or amended by MSCI from time to time.

                                    B-1

                                 Appendix B

     OppenheimerFunds Special Sales Charge Arrangements and Waivers

     In certain  cases,  the initial  sales  charge that applies to purchases of
Class A shares(1) of the  Oppenheimer  funds or the  contingent  deferred  sales charge  that may apply to Class A, Class B or Class C shares  may be  waived.(2)
That is because of the economies of sales efforts  realized by  OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

     For  the  purposes  of  some  of the  waivers  described  below  and in the
Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
     1)plans  created  or  qualified  under  Sections  401(a)  or  401(k) of the
Internal Revenue Code,
     2) non-qualified deferred compensation plans,
     3) employee benefit plans(3)
     4) Group Retirement Plans(4)
     5) 403(b)(7) custodial plan accounts
     6) Individual  Retirement  Accounts ("IRAs"),  including  traditional IRAs,
Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

     The interpretation of these provisions as to the applicability of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

     I.  Applicability  of Class A Contingent  Deferred Sales Charges in Certain
         Cases
------------------------------------

     Purchases  of Class A Shares of  Oppenheimer  Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales
Charge (unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus  under "Class A Contingent  Deferred  Sales  Charge."(5)  This waiver provision applies to:

     o Purchases of Class A shares aggregating $1 million or more.

     o Purchases of Class A shares by a Retirement  Plan that was permitted to purchase  such shares at net asset value but  subject to a  contingent  deferred sales  charge  prior to March 1, 2001.  That  included  plans (other than IRA or
403(b)(7)  Custodial  Plans) that: 1) bought shares costing $500,000 or more, 2)
had at the time of purchase 100 or more eligible  employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

     o  Purchases  by  an  OppenheimerFunds-sponsored  Rollover  IRA,  if  the purchases are made:

     1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

     2) by a direct rollover of a distribution from a qualified  Retirement Plan if the  administrator  of that  Plan  has  made  special  arrangements  with the
Distributor for those purchases.

     o  Purchases of Class A shares by  Retirement  Plans that have any of the following record-keeping arrangements:

     1) The record  keeping is  performed by Merrill  Lynch Pierce  Fenner &
Smith,  Inc.  ("Merrill  Lynch") on a daily  valuation  basis for the Retirement
Plan. On the date the plan sponsor signs the  record-keeping  service  agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)  mutual  funds,  other than  those  advised  or managed by Merrill  Lynch
Investment  Management,  L.P. ("MLIM"),  that are made available under a Service
Agreement  between Merrill Lynch and the mutual fund's principal  underwriter or distributor,  and (b) funds  advised or managed by MLIM (the funds  described in
(a) and (b) are referred to as "Applicable Investments").

     2) The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation  basis by a record keeper whose services are provided under a contract or arrangement  between the Retirement  Plan and Merrill Lynch.  On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch, the
Plan must have $5 million or more of its assets  (excluding  assets  invested in money market funds)  invested in Applicable  Investments.  3) The record keeping for a Retirement  Plan is handled under a service  agreement  with Merrill Lynch and on the date the plan sponsor signs that agreement,  the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

     II.   Waivers   of   Class   A   Sales   Charges   of   Oppenheimer   Funds
------------------------------------

     A. Waivers of Initial and  Contingent  Deferred  Sales  Charges for Certain
Purchasers.

     Class A shares purchased by the following  investors are not subject to any
Class A sales charges (and no  concessions  are paid by the  Distributor on such purchases):

     o The Manager or its affiliates.

     o Present or former  officers,  directors,  trustees and  employees  (and their  "immediate  families") of the Fund, the Manager and its  affiliates,  and retirement plans  established by them for their  employees.  The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

     o Registered  management  investment  companies,  or separate accounts of insurance  companies having an agreement with the Manager or the Distributor for that purpose.

     o Dealers or brokers that have a sales agreement with the Distributor, if they purchase  shares for their own accounts or for  retirement  plans for their employees.

     o Employees and registered representatives (and their spouses) of dealers or brokers  described  above or  financial  institutions  that have entered into sales  arrangements  with such dealers or brokers (and which are  identified  as such to the Distributor) or with the Distributor.  The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

     o Dealers,  brokers,  banks or registered  investment  advisers that have entered into an agreement with the Distributor  providing  specifically  for the use of shares of the Fund in particular  investment  products made  available to their clients.  Those clients may be charged a transaction  fee by their dealer, broker, bank or adviser for the purchase or sale of Fund shares.

     o  Investment  advisers and  financial  planners who have entered into an agreement  for this  purpose  with the  Distributor  and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

     o "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     o Clients of investment advisers or financial planners (that have entered into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also  purchase  shares  without  sales charge but only if their  accounts are linked to a master  account of their  investment  adviser or financial  planner on the books and  records of the broker,  agent or  financial intermediary with which the Distributor has made such special arrangements. Each of these  investors  may be  charged  a fee by the  broker,  agent or  financial intermediary for purchasing shares.

     o Directors,  trustees, officers or full-time employees of OpCap Advisers or its  affiliates,  their  relatives or any trust,  pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

     o  Accounts  for which  Oppenheimer  Capital  (or its  successor)  is the investment  adviser (the  Distributor  must be advised of this  arrangement) and persons  who are  directors  or  trustees  of the  company or trust which is the beneficial owner of such accounts.

     o A unit investment trust that has entered into an appropriate  agreement with the Distributor.

     o Dealers,  brokers,  banks, or registered  investment advisers that have entered  into an  agreement  with the  Distributor  to sell  shares  to  defined
contribution   employee  retirement  plans  for  which  the  dealer,  broker  or investment adviser provides administration services.

     o  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans  qualified  or created  under sections  401(a),  401(k),  403(b) or 457 of the Internal Revenue Code), in each case if those  purchases  are made  through a broker,  agent or other  financial intermediary  that has made special  arrangements with the Distributor for those purchases.

     o A  TRAC-2000  401(k)  plan  (sponsored  by the  former  Quest for Value
Advisers)  whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the  termination of the Class B and Class C TRAC-2000 program on November 24, 1995.

     o A qualified  Retirement  Plan that had agreed with the former Quest for
Value Advisers to purchase  shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through  DCXchange,  a sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

     o  Effective  October  1, 2005,  taxable  accounts  established  with the proceeds of Required Minimum Distributions from Retirement Plans.

     B. Waivers of the Class A Initial and Contingent  Deferred Sales Charges in
Certain Transactions.

     1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

     o  Shares  issued  in plans of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.

     o  Shares   purchased   by  the   reinvestment   of  dividends  or  other
distributions  reinvested  from  the  Fund or  other  Oppenheimer  funds or unit investment  trusts for which  reinvestment  arrangements have been made with the
Distributor.

     o  Shares  purchased  by  certain  Retirement  Plans  that  are part of a retirement plan or platform offered by banks, broker-dealers, financial advisers or insurance companies, or serviced by recordkeepers.

     o  Shares   purchased  by  the  reinvestment  of  loan  repayments  by  a participant  in a Retirement  Plan for which the Manager or an affiliate acts as sponsor.

     o Shares purchased in amounts of less than $5.

     2. Class A shares issued and purchased in the  following  transactions  are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the  Distributor  on  purchases  made  within the first 6 months of plan establishment):

     o  Retirement Plans that have $5 million or more in plan assets.

     o  Retirement  Plans with a single plan  sponsor  that have $5 million or more in aggregate assets invested in Oppenheimer funds.

     C.  Waivers of the Class A  Contingent  Deferred  Sales  Charge for Certain
Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would otherwise be subject to the contingent  deferred sales charge are redeemed in the following cases:

     o  To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.

     o  Involuntary  redemptions  of shares by operation of law or involuntary redemptions of small accounts  (please refer to  "Shareholder  Account Rules and
Policies," in the applicable fund Prospectus).

     o For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established.
     2) To return excess contributions.
     3) To return contributions made due to a mistake of fact.
     4) Hardship withdrawals, as defined in the plan.(6)
     5) Under a Qualified  Domestic  Relations Order, as defined in the Internal
Revenue  Code,  or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.
     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.
     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.
     8) For loans to participants or beneficiaries.
     9) Separation from service.(7)
     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
     11) Plan  termination  or  "in-service  distributions,"  if the  redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

     o For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special agreement with the Distributor allowing this waiver.

     o For  distributions  from retirement plans that have $10 million or more in plan  assets  and  that  have  entered  into a  special  agreement  with  the
Distributor.

     o For distributions  from retirement plans which are part of a retirement plan product or platform  offered by certain  banks,  broker-dealers,  financial advisers,  insurance  companies  or record  keepers  which have  entered  into a special agreement with the Distributor.

     o At the sole  discretion of the  Distributor,  the  contingent  deferred sales  charge  may  be  waived  for  redemptions  of  shares  requested  by  the
shareholder  of  record  within  60  days  following  the   termination  by  the
Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

     III.  Waivers of Class B, Class C and Class N Sales Charges of  Oppenheimer
           Funds

---------------------------------------

     The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares  purchased in certain types of  transactions or redeemed in certain circumstances described below.

     A. Waivers for Redemptions in Certain Cases.

     The Class B, Class C and Class N contingent  deferred sales charges will be waived for redemptions of shares in the following cases:

     o Shares redeemed  involuntarily,  as described in  "Shareholder  Account
Rules and Policies," in the applicable Prospectus.

     o  Redemptions  from accounts other than  Retirement  Plans following the death or disability of the last surviving  shareholder.  The death or disability must have occurred  after the account was  established,  and for  disability you must provide  evidence of a  determination  of disability by the Social Security
Administration.

     o  The  contingent  deferred  sales  charges  are  generally  not  waived following the death or  disability of a grantor or trustee for a trust  account.
The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable  living trust for which the  trustee is also the sole  beneficiary.  The death or  disability  must have occurred after the account was established,  and for disability you must provide evidence of a  determination  of disability (as defined in the Internal  Revenue
Code).

     o  Distributions  from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

     o At the sole  discretion of the  Distributor,  the  contingent  deferred sales  charge  may  be  waived  for  redemptions  of  shares  requested  by  the
shareholder  of  record  within  60  days  following  the   termination  by  the
Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

     o  Redemptions  of Class B shares held by Retirement  Plans whose records are  maintained on a daily  valuation  basis by Merrill Lynch or an  independent record keeper under a contract with Merrill Lynch.

     o Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

     o  Redemptions of Class C shares of an Oppenheimer  fund in amounts of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted more than 12 months  after  the  Retirement  Plan's  first  purchase  of Class C shares,  if the  redemption  proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

     o Distributions(8)  from Retirement Plans or other employee benefit plans for any of the following purposes:
     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established in an Oppenheimer fund.
     2) To return excess contributions made to a participant's account.
     3) To return contributions made due to a mistake of fact.
     4) To make hardship withdrawals, as defined in the plan.(9)
     5) To make  distributions  required  under a Qualified  Domestic  Relations
Order or, in the case of an IRA, a divorce or separation  agreement described in
Section 71(b) of the Internal Revenue Code.
     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.
     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.
     8) For loans to participants or beneficiaries.(10)
     9) On account of the participant's separation from service.(11)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other  than a fund  managed by the  Manager  or a  subsidiary  of the  Manager)
offered  as an  investment  option  in a  Retirement  Plan if the  plan has made special arrangements with the Distributor.

     11)  Distributions  made on account  of a plan  termination  or  in-service distributions,  if the  redemption  proceeds  are  rolled  over  directly  to an
OppenheimerFunds-sponsored IRA.

     12) For  distributions  from a  participants  account  under  an  Automatic
Withdrawal Plan after the  participant  reaches age 59, as long as the aggregate value of the distributions  does not exceed 10% of the accounts value,  adjusted annually.

     13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the redeemed shares does not exceed 10% of the accounts value, adjusted annually.

     14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered  into a special  arrangement  with the  Distributor  allowing  this waiver.

     o  Redemptions  of Class B shares  or  Class C  shares  under an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value of the redeemed shares does not exceed 10% of the accounts value annually.

     B. Waivers for Shares Sold or Issued in Certain Transactions.

     The contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the  following  cases:  o Shares sold to the Manager or its affiliates.

     o Shares sold to  registered  management  investment  companies or separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor  for that  purpose.

     o Shares issued in plans of  reorganization  to
which the Fund is a party.

     o  Shares  sold to  present  or former  officers,  directors,  trustees  or employees (and their immediate families as defined above in Section I.A.) of the
Fund, the Manager and its affiliates  and retirement  plans  established by them for their employees.

     IV. Special  Sales  Charge   Arrangements   for  Shareholders  of  Certain
         Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

     The initial and  contingent  deferred  sales  charge  rates and waivers for
Class A, Class B and Class C shares  described in the Prospectus or Statement of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible,  those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviseradvisor to those former
Quest for Value Funds. Those funds include:

Oppenheimer Quest Value Fund, Inc.      Oppenheimer Small- & Mid- Cap
                                        Value Fund
Oppenheimer Quest Balanced Fund         Oppenheimer Quest International
                                        Value Fund, Inc.
Oppenheimer Quest Opportunity
Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

Quest for Value U.S. Government         Quest for Value New York
Income Fund                             Tax-Exempt Fund
Quest for Value Investment              Quest for Value National
Quality Income Fund                     Tax-Exempt Fund
Quest for Value Global Income Fund      Quest for Value California
                                        Tax-Exempt Fund

        All of the funds listed above are referred to in this Appendix as the
Former Quest for Value Funds. The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:

     o  acquired  by such  shareholder  pursuant  to an exchange of shares of an
Oppenheimer fund that was one of the Former Quest for Value Funds, or

     o  purchased  by  such   shareholder  by  exchange  of  shares  of  another
Oppenheimer fund that were acquired  pursuant to the merger of any of the Former
Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

     A. Reductions or Waivers of Class A Sales Charges.

     o  Reduced Class A Initial  Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

     Purchases by Groups and  Associations.  The following  table sets forth the initial  sales  charge  rates  for  Class  A  shares  purchased  by  members  of
Associations  formed for any purpose other than the purchase of securities.  The rates in the  table  apply if that  Association  purchased  shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from
OCC Distributors prior to November 24, 1995.

Number of Eligible                      Initial Sales Charge as a %
Employees or Members                         of Offering Price
                      ----------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer            2.50%               2.56%                  2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At least 10 but not   2.00%               2.04%                  1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
For purchases by Associations  having 50 or more eligible  employees or members, there is no  initial  sales  charge on  purchases  of Class A shares,  but those shares are subject to the Class A contingent  deferred sales charge described in the applicable fund's Prospectus.

     Purchases made under this  arrangement  qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation  described in the applicable  fund's  Prospectus  and Statement of Additional  Information.
Individuals who qualify under this arrangement for reduced sales charge rates as members  of  Associations  also may  purchase  shares  for their  individual  or custodial  accounts at these  reduced  sales charge  rates,  upon request to the
Distributor.

o     Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

o   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

     Investors  who  purchased  Class A shares  from a dealer that is or was not permitted  to receive a sales load or  redemption  fee imposed on a  shareholder with  whom  that  dealer  has  a  fiduciary  relationship,  under  the  Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

     B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

o     Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

o   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

V.    Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
      Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):

   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and

are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
                                             Account
   Connecticut Mutual Government             CMIA LifeSpan Capital
   Appreciation Account                      Securities Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

     A. Prior Class A CDSC and Class A Sales Charge Waivers.

o     Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

o     Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

     B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.   Special Reduced Sales Charge for Former Shareholders of Advance
      America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII.  Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
      Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
o   the Manager and its affiliates,
o   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,
o   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,

o   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
o   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,

o   dealers, brokers, or registered investment advisers that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
o   dealers, brokers or registered investment advisers that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

Oppenheimer Emerging Technologies Fund

Internet Website
      www.oppenheimerfunds.com

Investment Adviser

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

1234

PX765.001.0207

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                    OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits

(a)   (i) Declaration of Trust dated February 25, 2000:  Previously filed with the Initial Registration Statement of the Fund (Reg. No. 333-32108),  3/10/00,
and incorporated by reference.

      (ii) Amendment  Number 1 dated January 12, 2006 to the  Declaration  of
Trust  dated   February  25,   2000:   Previously   filed  with   Registrant's
Post-Effective Amendment No. 8, 2/27/06, and incorporated herein by reference.

(b)   (i) Amended and Restated By-Laws, as of June 16, 2005:  Previously filed with Registrant's  Post-Effective  Amendment No. 8, 2/27/06,  and incorporated herein by reference.

(c)   (i) Specimen  Class A Share  Certificate:  Previously  filed  with  the
Initial Registration Statement of the Fund (Reg. No. 333-32108),  3/10/00, and
incorporated by reference.

      (ii) Specimen  Class B Share  Certificate:  Previously  filed  with the
Initial Registration Statement of the Fund (Reg. No. 333-32108),  3/10/00, and
incorporated by reference.

      (iii) Specimen  Class C Share  Certificate:  Previously  filed with the
Initial Registration Statement of the Fund (Reg. No. 333-32108),  3/10/00, and
incorporated by reference.

      (iv) Specimen  Class  N  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment No. 1,  (12/14/00),  and  incorporated herein by reference.

      (v) Specimen  Class Y Share  Certificate:  Previously  filed  with  the
Initial Registration Statement of the Fund (Reg. No. 333-32108),  3/10/00, and
incorporated by reference.

(d)   Amended and Restated  Investment  Advisory  Agreement  dated  January 1,
2005:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 7,
2/24/05, and incorporated herein by reference.

(e)   (i) General  Distributor's  Agreement  dated 4/25/00:  Previously  filed with Registrant's  Pre-Effective Amendment No. 3, (4/25/00),  and incorporated herein by reference.

      (ii) Form of Dealer Agreement of OppenheimerFunds Distributor,
Inc.: Previously filed with Post-Effective Amendment No. 34 to the
Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

      (iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

      (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

(f)   (i) Amended and Restated  Retirement Plan for  Non-Interested  Trustees
or Directors dated 8/9/01:  Previously filed with Post-Effective Amendment No.
34 to the  Registration  Statement of Oppenheimer Gold & Special Minerals Fund
(Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

      (ii) Form   of   Deferred    Compensation    Plan   for    Disinterested
Trustees/Directors:  Previously filed with Post-Effective  Amendment No. 26 to the  Registration  Statement of Oppenheimer Gold & Special Minerals Fund (Reg.
No. 2-82590), 10/28/98, and incorporated by reference.

(g)   (i) Global  Custodial  Services  Agreement dated July 15, 2003,  between
Registrant  and  Citibank,  N.A.:  Previously  filed  with  the  Pre-Effective
Amendment No. 1 to the  Registration  Statement of  Oppenheimer  International
Large-Cap Core Trust (Reg. No.  333-106014),  8/5/03, and incorporated  herein by reference.

      (ii) Amended and Restated  Foreign Custody  Manager  Agreement dated May
31, 2001, as amended July 15, 2003:  Previously  filed with the  Pre-Effective
Amendment No. 1 to the  Registration  Statement of  Oppenheimer  International
Large-Cap Core Trust (Reg. No.  333-106014),  8/5/03, and incorporated  herein by reference.

(h)   Not applicable.

(i)   Opinion  and Consent of Counsel  dated  4/25/00:  Previously  filed with
Registrant's  Pre-Effective  Amendment No. 3, 4/25/00, and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment   Letter   dated  4/7/00  from   OppenheimerFunds,   Inc.  to
Registrant:  Previously filed with Registrant's Pre-Effective Amendment No. 3,
(4/25/00), and incorporated herein by reference.

(m)   (i) Amended  and  Restated  Service  Plan and  Agreement  for  Class A
shares  dated   October  26,   2005:   Previously   filed  with   Registrant's
Post-Effective Amendment No. 8, 2/27/06, and incorporated herein by reference.

      (ii) Amended and Restated  Distribution  and Service Plan and Agreement
for Class B shares  October  26,  2005:  Previously  filed  with  Registrant's
Post-Effective Amendment No. 8, 2/27/06, and incorporated herein by reference.

      (iii) Amended  and  Restated  Distribution  and  Service  Plan and
Agreement  for  Class  C  shares  October  26,  2005:  Previously  filed  with
Registrant's  Post-Effective Amendment No. 8, 2/27/06, and incorporated herein by reference.

      (iv) Amended and Restated  Distribution  and Service Plan and Agreement
for Class N shares  October  26,  2005:  Previously  filed  with  Registrant's
Post-Effective Amendment No. 8, 2/27/06, and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3
updated through 10/24/06:  Previously filed with Post-Effective Amendment No.
62 to the Registration Statement of Oppenheimer Capital Income Fund (Reg. No.
2-33043), 11/21/06, and incorporated herein by reference.

(o)   (i) Power of Attorney for all Trustees/Directors dated October 11, 2006:
Previously filed with Post-Effective Amendment No. 51 to the Registration
Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719),
10/23/06, and incorporated herein by reference.

      (ii) Power of Attorney for Brian W. Wixted dated October 11, 2006:
Previously filed with Post-Effective Amendment No. 51 to the Registration
Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719),
10/23/06, and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated
March 31, 2006 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with Post-Effective Amendment No. 13 to the Registration
Statement of Oppenheimer MidCap Fund (Reg. No. 333-31533), (4/7/06), and
incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

     Reference  is made to the  provisions  of  Article  Seven  of  Registrant's
Amended  and  Restated  Declaration  of  Trust  filed as  Exhibit  23(a) to this
Registration Statement, and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be  permitted  to  trustees,  officers  and  controlling  persons of
Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission such indemnification  is against  public policy as expressed in the Securities Act of
1933  and  is,  therefore,   unenforceable.  In  the  event  that  a  claim  for
indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted by such trustee, officer or controlling person, Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be governed by the final  adjudication  of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)  OppenheimerFunds,  Inc. is the investment adviser of the Registrant; it and  certain  subsidiaries  and  affiliates  act in the same  capacity  to other investment  companies,  including without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)  There  is  set  forth  below  information  as to any  other  business, profession, vocation or employment of a substantial nature in which each officer and  director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged for  his/her own account or in the  capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Current Position   Other Business and Connections  During the Past Two
with OppenheimerFunds, Inc. Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy L. Abbuhl,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carl Algermissen,           Formerly   Associate  Counsel  &  Legal  Compliance
Vice President & Associate  Officer at Great West-Life & Annuity  Insurance Co.
Counsel                     (February 2004-October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Amato,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik Anderson,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI Private  Investments Inc. (since June 2003) and
                            OFI  Institutional  Asset  Management,  Inc. (since
                            June  2003).   Assistant  Secretary  of  OFI  Trust
                            Company (since December 2001).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hany S. Ayad,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc.  (since March 2006).  Formerly Vice  President
                            at T. Row  Price  Group  (September  2000 - January
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Baldwin,            President  and  Director of  Shareholder  Financial
Executive Vice President    Services,   Inc.  and  Shareholder  Services,  Inc.
                            Formerly  Managing Director at Deutsche Bank (March
                            2001 - March 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joanne Bardell,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeff Baumgartner,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Baylin,                Formerly  Portfolio  Manager at J.P.  Morgan  (June
Vice President              2002-August 2005.)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lalit K. Behal              Assistant    Secretary   of    HarbourView    Asset
Assistant Vice President    Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald B. Bellamy,          Assistant  Vice  President  (Sales  Manager  of the
Assistant Vice President    International  Division) of OFI Institutional Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rajeev Bhaman,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John R. Blomfield,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa I. Bloomberg,          None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Veronika Boesch,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori E. Bostrom,            Formerly  Vice  President  &  Corporate  Counsel at
Vice President & Senior     Prudential  Financial Inc. (October 2002 - November
Counsel                     2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Bourgeois,             Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Garrett C. Broadrup         Formerly  an  Associate  at  Davis  Polk &  Wardell
Assistant Vice President &  (October 2002 - October 2006)
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joan Brunelle,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristine Bryan-Levin,       Formerly  Senior Vice  President at Brown  Brothers
Vice President              Harriman (November 2002 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stephanie Bullington,       Formerly   Fund   Accounting   Manager  at  Madison
Assistant Vice President    Capital  Management  Company  (July  2005 - October
                            2005 and Fund  Accounting  Officer  at  Butterfield
                            Fund  Services  (Bermuda)  Limited (a wholly  owned
                            subsidiary  of the Bank of NT  Butterfield  & Sons)
                            (September 2003 - June 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Campbell,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Castro,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Chibnik,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
H.C. Digby Clements,        None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter V. Cocuzza,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald James Concepcion,    Formerly  (until  November  2004) an RIA  Marketing
Assistant Vice President    Associate of OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Corbett,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Coulston,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Curry,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Dachille,             Formerly   Fixed   Income   Director   at  National
Vice President              Railroad  Retirement  Investment  Trust (May 2003 -
                            May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Damian,                None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kendra Delisa               Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A. Taylor Edwards,          Formerly  Associate at Dechert LLP (September  2000
Assistant Vice President &  - December 2005).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Venkat Eleswarapu,          Formerly  Associate  Professor  of Finance at Texas
Vice President              Tech  University  (July 2005 -  December  2005) and
                            Assistant   Professor   of  Finance   at   Southern
                            Methodist University (January 1999 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Robert Erven          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,              None  Assistant  Secretary  (as of  July  2004)  of
Assistant Vice President    HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Farkas,             Formerly  Associate at Epstein Becker & Green, P.C.
Assistant Vice President    (September 2000 - March 2006).
and Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristie Feinberg,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of
                            Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley G. Finkle,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Foxhoven,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barbara Fraser,             Formerly  Attorney in Private  Practice (April 2000
Vice President & Associate  - November 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Frengillo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dan Gagliardo,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Seth Gelman,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Subrata Ghose,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles W. Gilbert,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Gibson,                Formerly  Manager at Barclays Capital (January 2002
Assistant Vice President    - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip S. Gillespie,       None
Senior Vice President &
Assistant Secretary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leyla Greengard,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert W. Hawkins,          Formerly an  Associate at Shearman and Sterling LLP
Assistant Vice President &  (July 2004 - August 2005).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Heathwood,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hermann,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Hourihan,             Assistant  Secretary  of  OFI  Institutional  Asset
Vice President & Associate  Management,  Inc. (since April 2006). Formerly Vice
Counsel                     President  and  Senior  Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Huttlin,               Senior   Vice    President    (Director    of   the
Vice President              International  Division)  (since  January  2004) of
                            OFI Institutional Asset Management,  Inc.; Director
                            (since     June    2003)    of     OppenheimerFunds
                            International Distributor Limited.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Bridget Ireland,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset
Vice President              Management  Corporation and OFI Institutional Asset
                            Management, Inc.; Director of OFI Trust Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Frank V. Jennings,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Kadehjian,             Formerly Vice  President,  Compensation  Manager at
Assistant Vice President    The Bank of New York (November 1996-November 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amee Kantesaria,            Formerly  Counsel  at  Massachusetts   Mutual  Life
Assistant Vice President    Insurance Company
                            (May 2005-December 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Keffer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Kiernan,               Formerly  Vice  President  and  Senior   Compliance
Assistant Vice President &  Officer,   Guardian  Trust  Company,   FSB  at  The
Marketing Compliance        Guardian Life  Insurance  Company of America (since
Manager                     February 1998 - November 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Audrey Kiszla               Formerly Vice  President at First Horizon  Merchant
Vice President              Services  (December  2005- May 2006);  Director  at
                            Janus (January 1998 - August 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Klassen                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin S. Korn,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc. as of January 2005.  Formerly  Executive  Vice
                            President-Head  of  Fidelity   Tax-Exempt  Services
                            Business    at   Fidelity    Investments    (August
                            1996-January 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Latino,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristina Lawrence,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Leavy,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Lee,                  Formerly  Vice  President  at Delaware  Investments
Vice President              (October 2000 - February 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randy Legg,                 None
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Leverenz,            None  Formerly,  a  research/technology  analyst at
Vice President              Goldman Sachs, Taiwan (May 2002-May 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Levitt,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie A. Libby,             Senior Vice  President  of OFI Private  Investments
Senior Vice President       Inc.  Formerly  Executive  Vice  President  & Chief
                            Operating  Officer at Fred Alger  Management,  Inc.
                            (July 1996 - February 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Lifshey,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel G. Loughran          None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Vice President              Inc.  and  Senior  Vice  President  of  Shareholder
                            Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Misha Lozovik,              Formerly  Senior  Director at Clinical  Development
Vice President              Capital   LLC/Care   Capital  LLC  (August  2002  -
                            October 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark H. Madden,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angelo G. Manioudakis       Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and of  OFI  Institutional
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William T. Mazzafro,        Formerly  self-employed as a consultant  securities
Assistant Vice President    (January 2004 - December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trudi McKenna,              Formerly  Leadership   Development   Supervisor  at
Assistant Vice President    JetBlue Airways (July 2003 - October 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jay Mewhirter,              Formerly  Director of  Application  Development  at
Vice President              AMVESCAP (September 1999 - March 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McDonnell,           Formerly  Senior  Vice  President  at Lehman  Bros.
Vice President              (April 1995 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management   Corporation;    Chairman,   President;
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William McNamara            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jan Miller,                 Formerly a  Supervisor  at Janus (May  2004-October
Assistant Vice President    2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heather Minks               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nikolaos D. Monoyios,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sarah Morrison              Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Mulachy,               None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, President, Chief  Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            Centennial    Asset     Management     Corporation,
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment  Management  Corporation,  Tremont Group
                            Holdings,   Inc.,   HarbourView   Asset  Management
                            Corporation  and  OFI  Private   Investments  Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institute's Board of Governors.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meaghan Murphy,             Formerly Marketing  Professional,  RFP Writer at JP
Assistant Vice President    Morgan  Fleming  Asset   Management   (May  2002  -
                            October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Suzanne Murphy,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kenneth Nadler,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Nichols,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James B. O'Connell,         Formerly    a   Senior    Designer    Manager    of
Assistant Vice President    OppenheimerFunds,   Inc.  (April  2002  -  December
                            2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew O'Donnell,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tony Oh,                    Formerly  Director  of SEC  Reporting  at  Teletech
Assistant Vice President    Holdings (July 2004 - April 2005.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John O'Hare,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John J. Okray,              Formerly Vice President,  Head of Trust  Operations
Vice President              at Lehman Brothers (June 2004-October 2004)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anthony Parish,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Patton,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Pellegrino,        None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori L. Penna,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Petersen,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marmeline Petion-Midy,      None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Pfeffer,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President &     Management Corporation since February 2004.
Chief Financial Officer
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sanjeev Phansalkar,         Formerly   Consultant  at  The  Solomon-Page  Group
Assistant Vice President    (October 2004 - September 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Phillips,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Phillips,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Pilc,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nicolas Pisciotti,          Formerly  Assistant  Vice  President  at ING (April
Assistant Vice President    2002 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Poiesz,               None
Senior Vice President,
Head of Growth Equity
Investments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Semyon Polyak,              Formerly Vice  President and  Co-Portfolio  Manager
Vice President              at Pioneer Investments (June 1998 - August 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen Puckett,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jane C. Putnam,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Quarles,               Formerly a Principal at AIM Management  Group, Inc.
Assistant Vice President    (October 1997-October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.  Formerly Investment Officer at Alaska
                            Permanent Fund  Corporation  (April 2005 - February
                            2006);  Vice President at Loomis Sayles & Co. (July
                            1997 - April 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Robis,               Formerly a Proprietary  Trader at J.P. Morgan Chase
Assistant Vice President    & Co. (May 2004-May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacey Roode,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adrienne Ruffle,            Formerly an  Associate  with Sidley  Austin Brown &
Assistant Vice President &  Wood LLP (September 2002-February 2005).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Ryan,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Savallo                Formerly     Senior     Business     Analyst     at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen P. Schoenfeld,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Schneider           Formerly  Human  Resources  Manager at ADT Security
Assistant Vice President    Services (December 2001 - July 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Beth Schellhorn,       Formerly  Human   Resources   Generalist  at  Misys
Assistant Vice President    Banking Systems (November 2000 - June 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allan P. Sedmak             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice  President  of OFI Private  Investments
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asutosh Shah,               Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment   Managers  (February  2002  -  February
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kamal Shah,                 Formerly  Senior Vice  President  Chief  Technology
Vice President              Officer at Tremont Capital  Management  (March 1998
                            - July 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nava Sharma,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Siomades,            Formerly Vice  President,  Portfolio  Management at
Vice President              Curian  Capital  LLC  (December  2002  -  September
                            2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Stein                 Formerly  Vice  President  of  Client  Services  at
Vice President              XAware, Inc. (October 2002 - August 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin Stewart            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah A. Sullivan,        Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Swaney,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian C. Szilagyi,          Director of Financial  Reporting and  Compliance at
Assistant Vice President    First Data Corporation (April 2003-June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Tartaglia,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Toner,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melinda Trujillo,           Formerly  Senior  Manager at CoBank,  ACB  (January
Assistant Vice President    2004 - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cameron Ullyat,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nancy Vann,                 Formerly   Assistant  General  Counsel  at  Reserve
Vice President & Assistant  Management Company, Inc. (April to December 2004).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Weiner,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca Wekesser            Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Diederick Werdmolder,       Director  of  OppenheimerFunds  International  Ltd.
Senior Vice President       and   OppenheimerFunds   plc  and  OppenheimerFunds
                            International   Distributor  Limited;  Senior  Vice
                            President  (Managing  Director of the International
                            Division) of OFI  Institutional  Asset  Management,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William L. Wilby,           None
Senior Vice President &
Senior Investment Officer,
Director of Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Troy Willis,                None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investments Inc.; Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management Corporation;  serves on the Board of the
                            Colorado Ballet.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meredith Wolf               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Wolfgruber,            Director   of   Tremont   Group   Holdings,   Inc.,
Executive Vice President,   HarbourView  Asset  Management  Corporation and OFI
Chief Investment Officer &  Institutional  Asset  Management,  Inc. (since June
Director                    2003).    Management    Director   of   Oppenheimer
                            Acquisition Corp. (since December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoff Youell,               Formerly   Principal   Consultant   at  XAware  Inc
Assistant Vice President    (January 2004 - June 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Zack              General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice
                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private  Investments  Inc.  and OFI Trust  Company;
                            Director     and     Assistant     Secretary     of
                            OppenheimerFunds      International     Ltd     and
                            OppenheimerFunds  plc;  Vice  President,  Secretary
                            and  General  Counsel  of  Oppenheimer  Acquisition
                            Corp.;   Director   of   Oppenheimer   Real   Asset
                            Management,      Inc.     and      OppenheimerFunds
                            International  Distributor Limited;  Vice President
                            of OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neal A. Zamore,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Zavanelli,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald Zibelli,             Formerly  Managing  Director  and Small Cap  Growth
Vice President              Team Leader at Merrill Lynch.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Oppenheimer Real Asset Management,
Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way,
Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc. and
Oppenheimer Trust Company is Two World Financial Center, 225 Liberty Street,
11th Floor, New York, New York 10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Central
Tower, 28 Queen's Road, Suite 1601, Central, Hong Kong.

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony Allocco(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
1723 W. Nelson Street
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rocco Benedetto(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rick Bettridge                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A. Borrelli               Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey R. Botwinick            Vice President            None
4431 Twin Pines Drive
Manlius, NY 13104
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sarah Bourgraf(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelanto Ciaglia(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Colby(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rodney Constable(1)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neev Crane                      Vice President            None
1530 Beacon Street,
Apt. #1403
Brookline, MA 02446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia                Vice President            None
21 Woodhill Road
Chatham, NY 12037
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Fredrick Davis                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower                Vice President            None
13 Greenbrush Court
Greenlawn, NY 11740
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ryan C. Drier                   Vice President            None
2240 Breton Road SE
Grand Rapids, MI 49525
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hillary Eigen(2)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Senior Vice President     None
9511 Silent Hills Lane
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deanna Farrugia(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Fereday                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro                   Senior Vice President     None
104 Beach 221st Street
Breezy Point, NY 11697
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley Finkle(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn                Senior Vice President     None
14083 East Fair Avenue
Englewood, CO 80111
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J") Fortuna(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jayme D. Fowler                 Vice President            None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Fuermann                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Gottesman               Vice President            None
255 Westchester Way
Birmingham, MI 48009
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(4)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kahle Greenfield(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Grossjung                  Vice President            None
4002 N. 194th Street
Elkhorn, NE 68022
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James E. Gunther                Vice President            None
603 Withers Circle
Wilmington, DE 19810
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin J. Healy(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Amy Huber(1)                    Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch                  Vice President            None
37 Hollow Road
Stonybrook, NY 11790
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Hylind                    Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shonda Rae Jaquez(2)            Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson                 Vice President            None
8588 Colonial Drive
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Kristenson(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
10258 S. Dowling Way
Highlands Ranch, CO 80126
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Assistant Vice President  None
7 Cormorant Drive
Middletown, NJ 07748
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric J. Liberman                Vice President            None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Loncar                   Vice President            None
1401  North Taft Street,
Apt. 726
Arlington, VA 22201
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Lyman                     Vice President            None
7425 Eggshell Drive
N. Las Vegas, NV 89084
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter Maddox(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
533 Valley Road
New Canaan, CT 06840
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Medina                 Vice President            None
3009 Irving Street
Denver, CO 80211
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew L. Michaelson           Vice President            None
1250 W. Grace, #3R
Chicago, IL 60613
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Noah Miller(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser                    Vice President            None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President & Trustee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradford G. Norford             Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Park(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)       Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard E. Rath                 Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William J. Raynor(5)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nicole Robbins(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
2251 Chantilly Ave.
Winter Park, FL 32789
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt                  Vice President            None
40 Rockcrest Rd
Manhasset, NY 11030
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Schories                Vice President            None
3 Hill Street
Hazlet, NJ 07730
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Sexton(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Sheluck(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
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Douglas Bruce Smith             Vice President            None
3635 NW Sierra Drive,
Camas, WA 98607
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Christopher M. Spencer          Vice President            None
2353 W 118th Terrace
Leawood, KS 66211
---------------------------------------------------------------------------------
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John A. Spensley                Vice President            None
375 Mallard Court
Carmel, IN 46032
---------------------------------------------------------------------------------
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Alfred St. John(2)              Vice President            None
---------------------------------------------------------------------------------
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Bryan Stein                     Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043
---------------------------------------------------------------------------------
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John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
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Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
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Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
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Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
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William K. Tai                  Vice President            None
12701 Prairie Drive
Urbandale, IA 50323
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
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Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple(2)                  Vice President            None
---------------------------------------------------------------------------------
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David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barrie L. Tiedemann             Vice President            None
1774 Sheridan Drive
Ann Arbor, MI 48104
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer
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Vincent Vermete(2)              Assistant Vice President  None
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Cynthia Walloga(2)              Vice President            None
---------------------------------------------------------------------------------
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Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
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Teresa Ward(1)                  Vice President            None
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Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
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Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
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Chris G. Werner                 Vice President            None
98 Crown Point Place
Castle Rock, CO 80108
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Catherine White(2)              Assistant Vice President  None
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Ryan Wilde(1)                   Vice President            None
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Julie Wimer(2)                  Assistant Vice President  None
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Donna Winn(2)                   Senior Vice President     None
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Peter Winters                   Vice President            None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
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Patrick Wisneski(1)             Vice President            None
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Philip Witkower(2)              Senior Vice President     None
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Meredith Wolff(2)               Vice President            None
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Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
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John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
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Jill Zachman(2)                 Vice President            None
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Robert G. Zack(2)               General Counsel &         Secretary
                                Director
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Walter Zinych                   Vice President            None
630 North Franklin St.,
Apt. 718
Chicago, IL 60610
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Steven Zito(1)                  Vice President            None
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(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

     The  accounts,  books and other  documents  required  to be  maintained  by
Registrant  pursuant to Section 31(a) of the Investment  Company Act of 1940 and
rules promulgated thereunder are in the possession of OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement  pursuant to Rule
485(b) under the  Securities  Act of 1933 and has duly caused this  Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized,  in the City of New  York  and  State of New York on the 27th day of
February, 2007.

                        Oppenheimer Emerging Technologies Fund

                        By:   /s/ John V. Murphy*
                              John V. Murphy, President,
                              Principal Executive Officer and Trustee

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ Brian F. Wruble*          Chairman of the
Brian F. Wruble               Board of Trustees             February 27, 2007

/s/ John V. Murphy*           President, Principal
John V. Murphy                Executive Officer and Trustee February 27, 2007

/s/ Brian W. Wixted*          Treasurer, Principal          February 27, 2007
Brian W. Wixted               Financial & Accounting Officer

/s/ Matthew P. Fink*          Trustee                       February 27, 2007
Matthew P.Fink

/s/ Robert G. Galli*          Trustee                       February 27, 2007
Robert G. Galli

/s/ Phillip A. Griffiths*     Trustee                       February 27, 2007
Phillip A. Griffiths

/s/ Mary F. Miller*           Trustee                       February 27, 2007
Mary F. Miller

/s/ Joel W. Motley*           Trustee                       February 27, 2007
Joel W. Motley

/s/ Kenneth A. Randall*       Trustee                       February 27, 2007
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.* Trustee                       February 27, 2007
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*         Trustee                       February 27, 2007
Joseph M. Wikler

/s/ Peter I. Wold*            Trustee                       February 27, 2007
Peter I. Wold

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                    Oppenheimer Emerging Technologies Fund

                        Post-Effective Amendment No. 9

                     Registration Statement No. 333-32108

                                EXHIBIT INDEX

Exhibit No. Description

23(j)       Independent Registered Public Accounting Firm's Consent